As filed on April 30, 1999                                    File No. 033-70154

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
      Pre-Effective Amendment No. ____                              __
      Post-Effective Amendment No. 14                                X
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X
      Amendment No.  15                                              X
                     INVESCO VARIABLE INVESTMENT FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)
                  7800 E. Union Avenue, Denver, Colorado 80237
                    (Address of Principal Executive Offices)
                  P.O. Box 173706, Denver, Colorado 80217-3706
                                (Mailing Address)
          Registrant's Telephone Number, including Area Code: (303) 930-6300
                                Glen A. Payne, Esq.
                               7800 E. Union Avenue
                               Denver, Colorado 80237
                     (Name and Address of Agent for Service)
                                 ------------
                                   Copies to:
                           W. Randolph Thompson, Esq.
                         Of Counsel, Jones & Blouch LLP
                          1025 Thomas Jefferson St., NW
                                 Suite 405 West
                             Washington, D.C. 20007
                                   ------------
Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.
It is proposed that this filing will become effective (check appropriate box)
X      immediately upon filing pursuant to paragraph (b)
_      on ___________ , pursuant to paragraph (b)
_      60 days after filing pursuant to paragraph (a)(1)
_        on  ____________,  pursuant to paragraph (a)(1)
_      75 days after filing pursuant to paragraph (a)(2)
_      on _________,  pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
___   this  post-effective  amendment  designates  a new  effective  date  for a previously filed post-effective amendment.

                                Page 1 of 203
                        Exhibit index is located at page 181

                     INVESCO VARIABLE INVESTMENT FUNDS, INC.
                        ----------------------------------
                              CROSS-REFERENCE SHEET

Form N-1A
Item                       Caption
-------                    --------

Part A                     Prospectus

1......................... Cover Page; Back Cover Page
2......................... Investment Goals and Strategies; Fund Performance
3......................... Fees and Expenses; Investment Risks
4......................... Investment Goals and Strategies; Investment Risks
5......................... Not Applicable
6......................... Fund Management
7......................... Share Price; How To Buy Shares; Your Account
 ..........................    Services; How To Sell Shares; Taxes
8......................... Distribution Expenses
9......................... Financial Highlights

Part B                     Statement of Additional Information

10........................ Cover Page; Table of Contents
11........................ The Company
12........................ Investment Policies and Risks; Investment Risks
 ..........................    and Strategies
13........................ Management of the Funds
14........................ Control Persons and Principal Shareholders
15........................ Management of the Funds
16........................ Brokerage Allocation and Other Practices
17........................ Capital Stock
18........................ Contained in Prospectuses
19........................ Tax Consequences of Owning Shares of the Funds
20........................ Not Applicable
21........................ Performance
22........................ Financial Statements

Part C                     Other Information

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

PROSPECTUS | MAY 1, 1999
---------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (TM)


INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF -
BLUE CHIP GROWTH FUND
(FORMERLY,  INVESCO VIF - GROWTH PORTFOLIO)

A mutual fund sold exclusively to insurance company separate accounts for variable annuity and variable life insurance contracts.



TABLE OF CONTENTS

Investment Goals And Strategies.................4
Fund Performance................................4
Fees And Expenses...............................5
Investment Risks................................6
Risks Associated With Particular Investments....6
Temporary Defensive Positions...................9
Fund Management.................................9
The Portfolio Managers..........................10
Share Price.....................................10
Taxes...........................................11
Dividends And Capital Gain Distributions........11
Voting Rights...................................11
Financial Highlights............................12











                                 [INVESCO ICON]
                                     INVESCO


The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, it has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]     INVESTMENT OBJECTIVES & STRATEGIES

[ARROW ICON]   POTENTIAL INVESTMENT RISKS

[GRAPH ICON]   PAST PERFORMANCE & POTENTIAL ADVANTAGES

[INVESCO ICON] WORKING WITH INVESCO
--------------------------------------------------------------------------------

[KEY ICON] INVESTMENT GOALS AND STRATEGIES

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

     INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Fund. Together with our affiliated companies, we at INVESCO control all aspects of the management of the Fund.

     The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

     Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund. INVESCO and the Fund do not control the insurance company that issues your contract and are not responsible for anything stated in the prospectus for your contract.

     The Fund tries to buy securities that will increase in value over the long term; current income is a secondary goal.


     The Fund invests primarily in common stocks of large companies with market capitalizations of more than $10 billion that have a history of consistent earnings growth regardless of the business cycle. In addition, the Fund tries to identify companies that have - or are expected to have - growing earnings, revenues and strong cash flows. The Fund also examines a variety of industries and businesses, and seeks to purchase the securities of companies that we believe are best situated in their industry categories. We also consider the dividend payment record of the companies whose securities the Fund buys. The Fund also may invest in preferred stocks (which generally pay higher dividends than common stocks) and debt instruments that are convertible into common stocks, as well as in securities of foreign companies. In recent years, the core of the Fund's investments has been concentrated in the securities of three or four dozen large, high quality companies. Although the Fund is subject to a number of risks that could affect its performance, its principal risk is market risk
     - that is, that the price of the securities in its portfolio will rise and fall due to price movements in the securities markets, and that the securities held in the Fund's portfolio may decline in value more than the overall securities markets.


[GRAPH ICON] FUND PERFORMANCE

     The bar chart below shows the Fund's actual yearly performance ended December 31 (commonly known as its "total return") since inception. The table below shows average annual returns for various periods ended December 31, 1998 for the Fund compared to the S&P 500 Index. The information in the chart and table illustrates the variability of the Fund's returns and how its performance compared to a broad measure of market performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the year to year performance of the Fund. Remember, past performance does not indicate how the Fund will perform in the future.(1)

     The Fund's returns are net of its expenses, but do not reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.


   VIF-BLUE CHIP GROWTH FUND
  ACTUAL ANNUAL TOTAL RETURN (2)

The bar chart shows the actual yearly
performance ended December 31.

Best Calendar qtr.   12/98   27.21%
Worst Calendar qtr.   9/98   -7.30%
                                                   AVERAGE ANNUAL RETURN
                                                -------------------------------
                                                            SINCE
                                                 1 YEAR     INCEPTION (8/97)(2)
     --------------------------------------------------------------------------
      VIF-Blue Chip Growth Fund                    38.99%      33.98%
      S&P 500 Index (1)                            28.53%      28.46%


 (1)The S&P 500 Index is an unmanaged index that shows performance of the broad U.S. stock market. Please keep in mind that the index does not pay brokerage, management or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.
 (2)Total return figures include reinvested dividends and capital gain distributions, and include the effect of the Fund's expenses.


FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

VIF - BLUE CHIP GROWTH FUND
Management Fees                                   0.85%
Distribution and Service (12b-1) Fees             None
Other Expenses (1)(2)(3)                          11.44%
Total Annual Fund Operating Expenses (1)(2)(3)    12.29%



     (1)Certain expenses of the Fund are being absorbed voluntarily by INVESCO pursuant to a commitment to the Fund. After absorption, the Fund's "Other Expenses" and "Total Annual Fund Operating Expenses" were 0.72% and 1.57%, respectively. This commitment may be changed at any time following consultation with the board of directors.

     (2)The Fund's actual "Total Annual Fund Operating Expenses" were lower than the figures shown, because its custodian fees were reduced under an expense offset arrangement. Because of an SEC requirement, the figures do not reflect these reductions.

     (3)The expense information presented in the table has been restated to reflect a change in the administrative fee.

     EXAMPLE

     This Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

     This Example assumes a $10,000 allocation to the Fund for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable insurance contract. The Example also assumes a hypothetical 5% return each year, and assumes that the Fund's operating expenses remain the same. Although the Fund's actual costs and performance may be higher or lower, based on these assumptions your costs would have been:

     The following reflects the costs without the absorption of expenses:(1)
                                   1 year    3 years   5 years  10 years
                                   $1,184    $3,300    $5,118   $8,624

     (1)The following reflects the costs with the absorption of expenses:
        1 year     3 years   5 years  10 years
        $160       $496      $855     $1,867


[ARROW ICON] INVESTMENT RISKS

     BEFORE ALLOCATING CONTRACT VALUES TO THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

     You should determine the level of risk with which you are comfortable before you allocate contract values to the Fund. The principal risks of any mutual fund, including the Fund, are:

     NOT INSURED. Mutual funds are not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other agency, unlike bank deposits such as CDs or savings accounts. No Guarantee. No mutual fund can guarantee that it will meet its investment objectives.

     POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

     VOLATILITY. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments.

     YEAR 2000. Many computer systems in use today may not be able to recognize any date after December 31, 1999. If these systems are not fixed by that date, it is possible that they could generate erroneous information or fail altogether. INVESCO has committed substantial resources in an effort to make sure that its own major computer systems will continue to function on and after January 1, 2000. Of course, INVESCO cannot fix systems that are beyond its control. If INVESCO's own systems, or the systems of third parties upon which it relies, do not perform properly after December 31, 1999, the Fund could be adversely affected.

     In addition, the markets for, or values of, securities in which the Fund invests may possibly be hurt by computer failures affecting portfolio investments or trading of securities beginning January 1, 2000. For example, improperly functioning computer systems could result in securities trade settlement problems and liquidity issues, production issues for individual companies and overall economic uncertainties. Individual issuers may incur increased costs in making their own systems Year 2000 compliant. The combination of market uncertainty and increased costs means that there is a possibility that Year 2000 computer issues may adversely affect the Fund's investments.


[ARROW ICON] RISKS ASSOCIATED WITH PARTICULAR INVESTMENTS

     You should consider the special factors associated with the policies discussed below in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

     POTENTIAL CONFLICTS
     Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

     MARKET RISK
     Equity stock prices vary and may fall, thus reducing the value of the Fund's investment. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market.

     CREDIT RISK
     The Fund may invest in debt instruments, such as notes and bonds. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

     FOREIGN SECURITIES RISK
     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers.

          CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

          POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

          REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

          DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

          EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU") which as of January 1, 1999 adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time the old currencies will disappear entirely. Other European countries may adopt the euro in the future.

          The introduction of the euro presents some uncertainties and possible risks, which could adversely affect the value of securities held by the Fund.

          EMU countries, as a single market, may affect future investment decisions of the Fund. As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries - present and future - may affect the fiscal and monetary levels of those participating countries. There may be increased levels of price competition among business firms within EMU countries and between businesses in EMU and non-EMU countries. The outcome of these uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

     INTEREST RATE RISK
     Changes in interest rates will affect the resale value of debt securities held in the Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements.

     DURATION RISK
     Duration is a measure of a debt security's sensitivity to interest rate changes. Duration is usually expressed in terms of years, with longer durations usually more sensitive to interest rate fluctuations.

     LIQUIDITY RISK
     The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

     DERIVATIVE RISK
     A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk.

     OPTIONS AND FUTURES RISK
     Options and futures are common types of derivatives that the Fund may occasionally use to hedge its investments. An option is the right to buy or sell a security or other instrument, index or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index or commodity at a specific price on a specific date.

     COUNTERPARTY RISK
     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in such a transaction will not fulfill its contractual obligation to complete a transaction with the Fund.

     LACK OF TIMELY INFORMATION RISK
     Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

     The Fund generally invests in common stocks of large companies with market capitalizations of more than $10 billion that have a history of consistent earnings growth regardless of business cycle. However, in an effort to diversify its holdings and provide some protection against the risk of other investments, the Fund also may invest in other types of securities and other financial instruments, as indicated in the chart below. These investments, which at any given time may constitute a significant portion of the Fund's portfolio, have their own risks.


-------------------------------------------------------------------------------------
 INVESTMENT                                                RISKS
-------------------------------------------------------------------------------------
 AMERICAN DEPOSITORY RECEIPTS (ADRS)
 These are securities issued by U.S. banks that represent  Market, Information,
 shares of foreign corporations held by those banks.       Political, Regulatory,
 Although traded in U.S. securities markets and valued in  Diplomatic, Liquidity
 U.S. dollars, ADRs carry most of the risks of investing   and Currency Risks
 directly in foreign securities.
-------------------------------------------------------------------------------------
 FORWARD FOREIGN CURRENCY CONTRACTS
 A contract to exchange an amount of currency on a date    Currency, Political,
 in the future at an agreed-upon exchange rate might be    Diplomatic and
 used by the Fund to hedge against changes in foreign      Regulatory Risks
 currency exchange rates when the Fund invests in foreign
 securities.  Does not reduce price fluctua tions in
 foreign securities, or prevent losses if the prices of
 those securities decline.
-------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------
 INVESTMENT                                                RISKS
-------------------------------------------------------------------------------------
 FUTURES
 A futures contract is an agreement to buy or sell a       Market, Liquidity  and
 specific amount of a financial instru ment (such as an    Options and Futures Risks
 index option) at a stated price on a stated date.  The
 Fund uses futures contracts to provide liquidity and to
 hedge portfolio value.
-------------------------------------------------------------------------------------
 ILLIQUID SECURITIES
 Securities that cannot be sold quickly at fair value.     Liquidity Risk
-------------------------------------------------------------------------------------
 OPTION
 The obligation or right to deliver or receive a security  Credit, Information,
 or other instrument, index or com modity, or cash         Liquidity Risks  and
 payment depending on the price of the underlying          Options and Futures Risks
 security or the perfor mance of an index or other
 benchmark.  Includes options on specific  securities
 and stock indices,  and stock index  futures.  Used in
 Fund's portfolio to provide liquidity and hedge portfolio
 value.
-------------------------------------------------------------------------------------
 REPURCHASE AGREEMENT
 A contract under which the seller of a security agrees    Credit and Counterparty
 to buy it back at an agreed-upon price and time in the    Risks
 future.
-------------------------------------------------------------------------------------
 RULE 144A SECURITIES
 Securities that are not registered, but which are bought  Liquidity Risk and sold solely by institutional  investors.  The Fund
 considers many Rule 144A securities to be "liquid,"
 although the market for such securities typically is
 less active than the public securities markets.
-------------------------------------------------------------------------------------


[ARROW ICON] TEMPORARY DEFENSIVE POSITIONS

     When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid such as high quality money market instruments, like short-term U.S. government obligations, commercial paper or repurchase agreements. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[INVESCO ICON] FUND MANAGEMENT

     INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $275 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

     THE INVESTMENT ADVISER

     INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Fund. INVESCO was founded in 1932 and manages over $21.2 billion for 900,000 shareholders of 51 mutual funds. INVESCO performs a wide variety of other services for the Funds, including administration and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares). A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI"), is the Fund's distributor and is responsible for the sale of the Fund's shares.

     INVESCO  and  IDI are subsidiaries of AMVESCAP PLC.

     The Fund paid 0.85% of its average annual net assets to INVESCO for its advisory services in the fiscal year ended December 31, 1998.


[INVESCO ICON] THE PORTFOLIO MANAGERS

     The following individuals are primarily responsible for the day-to-day management of the Fund's portfolio holdings:

     TRENT E. MAY is a Chartered Financial Analyst and the lead portfolio manager of the Fund who joined INVESCO in 1996. He is also a Vice President of INVESCO. Before joining us, Trent was with Munder Capital Management and SunBank Capital Management. He holds an M.B.A. from Rollins College and a B.S. in Engineering from Florida Institute of Technology.

     DOUGLAS J. MCELDOWNEY is a Chartered Financial Analyst and Certified Public Accountant who has been the co-portfolio manager of the Fund since joining INVESCO in April 1999. Before joining us, he was a senior vice president and portfolio manager with Bank of America Investment Management, Inc. and an investment officer and portfolio manager with SunTrust Banks, Inc. He holds an M.B.A. in Finance from the Crummer Graduate School at Rollins College and a B.B.A. in Finance from the University of Kentucky.

     Trent May and Doug McEldowney are two members of the INVESCO Growth Team, which is led by Timothy J. Miller.


[INVESCO ICON] SHARE PRICE

CURRENT  MARKET  VALUE OF FUND ASSETS
+ ACCRUED  INTEREST  AND  DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV).

     The value of Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of trading on that exchange (normally, 4:00 p.m. New York time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which, generally, is on weekends and national holidays in the U.S.

     NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

     In addition, foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[GRAPH ICON] TAXES

     The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a "regulated investment company" and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

     Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.


[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

     NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY.

     The Fund intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, no less frequently than annually. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

[INVESCO ICON] VOTING RIGHTS

     Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

     FINANCIAL HIGHLIGHTS

     (For a Fund Share Outstanding Throughout Each Period)

     The following information has been audited by PricewaterhouseCoopers LLP, independent accountants. This information should be read in conjunction with the audited financial statements and the Report of Independent Accountants thereon appearing in the Company's 1998 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. Both are available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus. The Annual Report also contains information about the Fund's performance.


                                          Year Ended      Period Ended
                                          December 31     December 31
                                          ----------------------------
                                              1998            1997(a)
PER SHARE DATA
Net Asset Value  Beginning of Period        $10.69          $10.00
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                         0.00           0.05

Net Gains on Securities
   (Both Realized and Unrealized              4.14           0.64

----------------------------------------------------------------------
TOTAL FROM INVESTMEN OPERATIONS               4.14           0.69
----------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income          0.04           0.00
In Excess of Net Investment Income            0.01           0.00
Distributions from Capital Gains              0.29           0.00
----------------------------------------------------------------------
TOTAL DISTRIBUTIONS                           0.34           0.00
----------------------------------------------------------------------
Net Asset Value  End of Period              $14.49         $10.69
======================================================================

TOTAL RETURN(b)                              38.99%         6.90%(c)

RATIOS
Net Assets  End of Period
  ($000 Omitted)                              $371          $266

Ratio of Expenses to Average
  Net Assets(d)(e)                            1.57%         0.29%(f)

Ratio of Net Investment Income
  to Average Net Assets(d)                   (0.07)%        1.45%(f)
Portfolio Turnover Rate                         78%           12%(c)

(a)From August 25, 1997, commencement of investment operations, through December 31, 1997.
(b)Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the period shown.
(c)Based on operations for the period shown and, accordingly, are not representative of a full year.

(d)Various expenses of the Fund were voluntarily absorbed by INVESCO for the year ended December 31, 1998 and all of the expenses of the Fund were voluntarily absorbed by INVESCO for the period ended December 31, 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 12.04% and 28.76% (annualized), respectively and ratio of net investment loss to average net assets would have been (10.54%) and (27.02%) (annualized), respectively.

(e)Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.
(f)Annualized

     MAY 1, 1999

     INVESCO VARIABLE INVESTMENT FUNDS, INC.

     INVESCO VIF - BLUE CHIP GROWTH FUND
     (FORMERLY, INVESCO VIF - GROWTH PORTFOLIO)

     You may obtain additional information about the Fund from several sources.

     FINANCIAL REPORTS. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

     STATEMENT OF ADDITIONAL INFORMATION. The SAI dated May 1, 1999, is a supplement to this Prospectus, and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

     INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at www.invesco.com. In addition, the Prospectus, annual report, semiannual report and SAI of the Fund are available on the SEC Web site at www.sec.gov.

     To obtain a free copy of the current annual report, semiannual report or SAI, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. Information on the Public Reference Section can be obtained by calling 1-800-SEC-0330. The SEC file numbers for the Fund are 811-8038 and 033-70154.

     To reach PAL(R), your 24-hour Personal Account Line, call:

     1-800-424-8085

     If you're in Denver, please visit one of our convenient Investor Centers:

     Cherry Creek
     155-B Fillmore Street


     Denver Tech Center
     7800 East Union Avenue




     PV16  811-8038

PROSPECTUS  |  MAY 1, 1999
---------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (TM)

INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO VIF-
DYNAMICS FUND

A mutual fund sold exclusively to insurance company separate accounts for variable annuity and variable life insurance contracts.



TABLE OF CONTENTS

Investment Goals And Strategies.................16
Fund Performance................................17
Fees And Expenses...............................17
Investment Risks................................18
Risks Associated With Particular Investments....19
Temporary Defensive Positions...................22
Fund Management.................................23
The Portfolio Managers..........................23
Share Price.....................................23
Taxes...........................................24
Dividends And Capital Gain Distributions........24
Voting Rights...................................24
Financial Highlights............................25











                                 [INVESCO ICON]
                                    INVESCO


The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, it has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]     INVESTMENT OBJECTIVES & STRATEGIES

[ARROW ICON]   POTENTIAL INVESTMENT RISKS

[GRAPH ICON]   PAST PERFORMANCE & POTENTIAL ADVANTAGES

[INVESCO ICON] WORKING WITH INVESCO
--------------------------------------------------------------------------------

[KEY ICON] INVESTMENT GOALS AND STRATEGIES

     FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

     INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Fund. Together with our affiliated companies, we at INVESCO control all aspects of the management of the Fund.

     The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

     Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund. INVESCO and the Fund do not control the insurance company that issues your contract and are not responsible for anything stated in the prospectus for your contract.

     The Fund tries to buy securities that will increase in value over the long term. It is aggressively managed. Because its strategy includes many short-term factors -- including current information about a company, investor interest, price movements of a company's securities and general market and monetary conditions -- securities in its portfolio usually are bought and sold relatively frequently.

     The Fund invests in a variety of securities that we believe present opportunities for capital growth -- primarily common stocks of companies traded on U.S. securities exchanges, as well as over-the-counter. The Fund also may invest in preferred stocks (which generally pay higher dividends than common stocks) and debt instruments that are convertible into common stocks, as well as in securities of foreign companies.

     Because these companies are comparatively small, the prices of their securities tend to move up and down more rapidly than the securities prices of larger, more established companies. Therefore, the price of Fund shares tends to fluctuate more than it would if the Fund invested in the securities of larger companies.

     The Fund uses a BOTTOM UP approach, with selections based on individual security analysis. In general, the Fund's portfolio contains securities of companies in industries that are growing globally. The Fund usually avoids stocks of companies in cyclical, mature or slow-growing industries or economic sectors. The Fund seeks to invest in stocks of leading companies in attractive markets or industries, or emerging leaders that have developed a new competitive advantage. Healthy returns and strong cash flow are also significant factors in the selection of the Fund's stocks. Another important consideration in the structure of the Fund's portfolio is diversification of the Fund's holdings by industry and by economic sector.

[GRAPH ICON] FUND PERFORMANCE

     The bar chart below shows the Fund's actual yearly performance ended December 31 (commonly known as its "total return") since inception. The table below shows average annual returns for various periods ended December 31, 1998 for the Fund compared to the S&P Mid Cap 400 Index. The information in the chart and table illustrates the variability of the Fund's returns and how its performance compared to a broad measure of market performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the year to year performance of the Fund. Remember, past performance does not indicate how the Fund will perform in the future.(1)

     The Fund's returns are net of its expenses, but do not reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.

       VIF-DYNAMICS FUND
  ACTUAL ANNUAL TOTAL RETURN (2)

The bar chart shows the actual yearly
performance ended December 31.

Best Calendar qtr.   12/98   26.57%
Worst Calendar qtr.   9/98  -19.95%
                                                   AVERAGE ANNUAL RETURN
                                                -------------------------------
                                                            SINCE
                                                 1 YEAR     INCEPTION (8/97)(2)
     --------------------------------------------------------------------------
      VIF-Dynamics Fund                            19.35%      16.81%
      S&P Mid Cap 400 Index (1)                    18.25%      19.69%


    (1)The S&P Mid Cap 400 Index is an unmanaged index that shows performance of domestic mid-capitalization stocks. Please keep in mind that the index does not pay brokerage, management or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.

    (2)Total return figures include reinvested dividends and capital gain distributions, and include the effect of the Fund's expenses.

     FEES AND EXPENSES

     ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

      VIF-DYNAMICS FUND
      Management Fees                                  0.60%
      Distribution and Service (12b-1) Fees            None
      Other Expenses (1)(2)(3)                         14.41%
      Total Annual Fund Operating Expenses (1)(2)(3)   15.01%


    (1)Certain expenses of the Fund are being absorbed voluntarily by INVESCO pursuant to a commitment to the Fund. After absorption, the Fund's "Other Expenses" and "Total Annual Fund Operating Expenses" were 0.85% and 1.45%, respectively. This commitment may be changed at any time following consultation with the board of directors.

    (2)The fund's actual "Total Annual Fund Operating Expenses" were lower than the figures shown, because its custodian fees were reduced under an expense offset arrangement. Because of an SEC requirement, the figures shown do not reflect those reductions.

    (3)The expense information presented in the table has been restated to reflect a change in the administrative fee.

     EXAMPLE

     This Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

     This Example assumes a $10,000 allocation to the Fund for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable insurance contract. The Example also assumes a hypothetical 5% return each year, and assumes that the Fund's operating expenses remain the same. Although the Fund's actual costs and performance may be higher or lower, based on these assumptions your costs would have been:

     The following reflects the costs without the absorption of expenses:(1)
                                  1 year     3 years   5 years  10 years
                                  $1,426     $3,864    $5,838   $9,283

  (1)The following reflects the costs with the absorption of expenses:
     1 year     3 years   5 years  10 years
     $148       $459      $792     $1,735

[ARROW ICON] INVESTMENT RISKS

     BEFORE ALLOCATING CONTRACT VALUES TO THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

     You should determine the level of risk with which you are comfortable before you allocate contract values to the Fund. The principal risks of any mutual fund, including the Fund, are:

     NOT INSURED. Mutual funds are not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other agency, unlike bank deposits such as CDs or savings accounts.

     NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

     POSSIBLE  LOSS  OF  INVESTMENT.   A  mutual  fund  cannot   guarantee  its
     performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

     VOLATILITY. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments.

     YEAR 2000. Many computer systems in use today may not be able to recognize any date after December 31, 1999. If these systems are not fixed by that date, it is possible that they could generate erroneous information or fail altogether. INVESCO has committed substantial resources in an effort to make sure that its own major computer systems will continue to function on and after January 1, 2000. Of course, INVESCO cannot fix systems that are beyond its control. If INVESCO's own systems, or the systems of third parties upon which it relies, do not perform properly after December 31, 1999, the Fund could be adversely affected.

     In addition, the markets for, or values of, securities in which the Fund invests may possibly be hurt by computer failures affecting portfolio investments or trading of securities beginning January 1, 2000. For example, improperly functioning computer systems could result in securities trade settlement problems and liquidity issues, production issues for individual companies and overall economic uncertainties. Individual issuers may incur increased costs in making their own systems Year 2000 compliant. The combination of market uncertainty and increased costs means that there is a possibility that Year 2000 computer issues may adversely affect the Fund's investments.

[ARROW ICON] RISKS ASSOCIATED WITH PARTICULAR INVESTMENTS

     You should consider the special factors associated with the policies discussed below in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

     POTENTIAL CONFLICTS
     Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

     MARKET RISK
     Equity stock prices vary and may fall, thus reducing the value of the Fund's investment. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market.

     CREDIT RISK
     The Fund may invest in debt instruments, such as notes and bonds. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

     DEBT SECURITIES RISK
     Debt securities include bonds, notes and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed income securities, even if the rate of interest varies over the life of the security.

     Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which the Fund invests. A decline in interest rates tends to increase the market values of debt securities in which the Fund invests.

     Moody's and Standard & Poor's ("S&P") ratings provide a useful but not certain guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated securities tend to offer higher interest rates. Lower-rated debt securities are often referred to as "junk bonds." A debt security is considered lower grade if it is rated Ba or less by Moody's or BB or less by S&P and is usually considered to be speculative.

     In addition to poor individual company performance in the marketplace or in its internal management, a significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could hurt their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely impact issuers of lower-rated debt securities. The market for lower rated straight debt securities may not be as liquid as the market for higher rated straight debt securities. Therefore, INVESCO attempts to limit purchases of lower rated securities to securities having an established secondary market.

     Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower rated securities by Standard & Poor's (categories BB, B, CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

     FOREIGN SECURITIES RISK
     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers.

         CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

         POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

         REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

         DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

         EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU") which as of January 1, 1999 adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time the old currencies will disappear entirely. Other European countries may adopt the euro in the future.

         The introduction of the euro presents some uncertainties and possible risks, which could adversely affect the value of securities held by the Fund.

         EMU countries, as a single market, may affect future investment decisions of the Fund. As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries - present and future - may affect the fiscal and monetary levels of those participating countries. There may be increased levels of price competition among business firms within EMU countries and between businesses in EMU and non-EMU countries. The outcome of these uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

     INTEREST RATE RISK
     Changes in interest rates will affect the resale value of debt securities held in the Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements.

     DURATION RISK
     Duration is a measure of a debt security's sensitivity to interest rate changes. Duration is usually expressed in terms of years, with longer durations usually more sensitive to interest rate fluctuations.

     LIQUIDITY RISK
     The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

     DERIVATIVES RISK
     A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk.

     OPTIONS AND FUTURES RISK
     Options and futures are common types of derivatives that the Fund may occasionally use to hedge its investments. An option is the right to buy or sell a security or other instrument, index or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index or commodity at a specific price on a specific date.

     COUNTERPARTY RISK
     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in such a transaction will not fulfill its contractual obligation to complete a transaction with the Fund.

     LACK OF TIMELY INFORMATION RISK
     Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

     The Fund generally invests in common stocks of companies traded on U.S. securities exchanges, as well as over-the-counter. However, in an effort to diversify its holdings and provide some protection against the risk of other investments, the Fund also may invest in other types of securities and other financial instruments, as indicated in the chart below. These investments, which at any given time may constitute a significant portion of the Fund's portfolio, have their own risk.


-------------------------------------------------------------------------------------
 INVESTMENT                                                RISKS
-------------------------------------------------------------------------------------
 AMERICAN DEPOSITORY RECEIPTS (ADRS)
 These are securities issued by U.S. banks that represent  Market, Information,
 shares of foreign corporations held by those banks.       Political, Regulatory,
 Although traded in U.S. securities markets and valued in  Diplomatic, Liquidity
 U.S. dollars, ADRs carry most of the risks of investing   and Currency Risks
 directly in foreign securities.
-------------------------------------------------------------------------------------
 DEBT SECURITIES
 Securities issued by private companies or governments     Market, Credit, Interest
 representing an obligation to pay interest and to repay   Rate and Duration Risks
 principal when the security matures.
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
 INVESTMENT                                                RISKS
-------------------------------------------------------------------------------------
 FORWARD FOREIGN CURRENCY CONTRACTS
 A contract to exchange an amount of currency on a date    Currency, Political,
 in the future at an agreed-upon exchange rate might be    Diplomatic and
 used by the Fund to hedge against changes in foreign      Regulatory Risks
 currency exchange rates when the Fund invests in foreign
 securities.  Does not reduce price fluctuations in
 foreign securities, or prevent losses if the prices of
 those securities decline.
-------------------------------------------------------------------------------------
 FUTURES
 A futures contract is an agreement to buy or sell a       Market, Liquidity, and
 specific amount of a financial instrument (such as an     Options and Futures Risks
 index option) at a stated price on a stated date.  The
 Fund uses futures contracts to provide liquidity and to
 hedge portfolio value.
-------------------------------------------------------------------------------------
 ILLIQUID SECURITIES
 Securities that cannot be sold quickly at fair value.     Liquidity Risk
-------------------------------------------------------------------------------------
 OPTION
 The obligation or right to deliver or receive a security  Credit, Information,
 or other instrument, index or commodity, or cash          Liquidity, and Options
 payment depending on the price of the underlying          and Futures Risks
 security or the performance of an index or other
 benchmark. Includes options on specific securities and
 stock indices, and stock index futures.  Used in Fund's
 portfolio to provide liquidity and hedge portfolio value.
-------------------------------------------------------------------------------------
 REPURCHASE AGREEMENT
 A contract under which the seller of a security agrees    Credit and Counterparty
 to buy it back at an agreed-upon price and time in the    Risks
 future.
-------------------------------------------------------------------------------------
 RULE 144A SECURITIES
 Securities that are not registered, but which are bought  Liquidity Risk and sold solely by institutional  investors. The Fund
 considers many Rule 144A securities to be "liquid,"
 although the market for such securities typically is
 less active than the public securities markets.
-------------------------------------------------------------------------------------


[ARROW ICON] TEMPORARY DEFENSIVE POSITIONS

     When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid such as high quality money market instruments, like short-term U.S. government obligations, commercial paper or repurchase agreements. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[INVESCO ICON] FUND MANAGEMENT

     INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $275 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

     THE INVESTMENT ADVISER

     INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Fund. INVESCO was founded in 1932 and manages over $21.2 billion for more than 900,000 shareholders of 51 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administration and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares). A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI"), is the Fund's distributor and is responsible for the sale of the Fund's shares.

     INVESCO and IDI are subsidiaries of AMVESCAP PLC.

     The Fund paid 0.60% of its average annual net assets to INVESCO for its advisory services in the fiscal year ended December 31, 1998.


[INVESCO ICON] THE PORTFOLIO MANAGERS

     The following individuals are primarily responsible for the day-to-day management of the Fund's portfolio holdings:

     TIMOTHY J. MILLER is the lead portfolio manager of the Fund and a Chartered Financial Analyst. He is also a director and senior vice president of INVESCO, where he has had progressively more responsible investment professional positions since joining the company in 1992. Before joining INVESCO, Tim was a portfolio manager with Mississippi Valley Advisors. He holds an M.B.A. from the University of Missouri -St.
     Louis and a B.S.B.A. from St. Louis University.

     TOM WALD is the co-portfolio manager of the Fund and a Chartered Financial Analyst who joined INVESCO in 1997. He is also a Vice President of INVESCO. Before joining us, he was employed by Munder Capital Management, Duff & Phelps and Prudential Investment Corp. He holds an M.B.A. from the Wharton School at the University of Pennsylvania and a B.A. from Tulane University.

     Tim Miller and Tom Wald are two members of the INVESCO Growth Team, which is led by Timothy J. Miller.


[INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST & DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
-----------------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

     The value of Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of trading on that exchange (normally, 4:00 p.m. New York time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which, generally, is on weekends and national holidays in the U.S.

     NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

     In addition, foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[GRAPH ICON] TAXES

     The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a "regulated investment company" and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

     Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

     NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY.

     The Fund intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, no less frequently than annually. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

[INVESCO ICON] VOTING RIGHTS

     Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

     FINANCIAL HIGHLIGHTS

     (For a Fund Share Outstanding Throughout Each Period)

     The following information has been audited by PricewaterhouseCoopers LLP, independent accountants. This information should be read in conjunction with the audited financial statements and the Report of Independent Accountants thereon appearing in the Company's 1998 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. Both are available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus. The Annual Report also contains information about the Fund's performance.

                                          Year Ended        Period Ended
                                          December 31       December 31
-----------------------------------------------------------------------------
                                              1998             1997(a)
PER SHARE DATA
Net Asset Value-Beginning of Period         $10.34           $10.00
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                         0.00             0.02
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)             1.98             0.32
------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS              1.98             0.34
------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income          0.02             0.00
Distributions from Capital Gains              0.15             0.00
TOTAL DISTRIBUTIONS                           0.17             0.00
------------------------------------------------------------------------------
Net Asset Value  End of Period              $12.15           $10.34
==============================================================================

TOTAL RETURN(b)                              19.35%            3.40%(c)

RATIOS
Net Assets  End of Period ($000 Omitted)      $308             $257
Ratio of Expenses to Average Net
   Assets(d)(e)                               1.45%            0.52%(f)
Ratio of Net Investment Income to
   Average Net Assets(d)                     (0.64%)           0.63%(f)
Portfolio Turnover Rate                         55%              28%(c)


   (a)From August 25, 1997, commencement of investment operations, through December 31, 1997.
   (b)Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the period shown.
   (c)Based on operations for the period shown and, accordingly, are not representative of a full year.

   (d)Various expenses of the Fund were voluntarily absorbed by INVESCO for the year ended December 31, 1998 and all of the expenses of the Fund were voluntarily absorbed by INVESCO for the period ended December 31, 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 14.76% and 34.18% (annualized), respectively and ratio of net investment loss to average net assets would have been (13.95%) and (33.03%) (annualized), respectively.

   (e)Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.
   (f)Annualized

     MAY 1, 1999
     INVESCO VARIABLE INVESTMENT FUNDS, INC.

     INVESCO VIF-DYNAMICS FUND

     You may obtain additional information about the Fund from several sources.

     FINANCIAL REPORTS. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

     STATEMENT OF ADDITIONAL INFORMATION. The SAI dated May 1, 1999, is a supplement to this Prospectus, and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

     INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at www.invesco.com. In addition, the Prospectus, annual report, semiannual report and the SAI of the Fund are available on the SEC Web site at www.sec.gov.

     To obtain a free copy of the current annual report, semiannual report or SAI, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. Information on the Public Reference Section can be obtained by calling 1-800-SEC-0330. The SEC file numbers for the Fund are 811-8038 and 033-70154.

     To reach PAL(R), your 24-hour Personal Account Line, call:

     1-800-424-8085

     If you're in Denver, please visit one of our convenient Investor Centers:

     Cherry Creek
     155-B Fillmore Street


     Denver Tech Center
     7800 East Union Avenue



 PV11  811-8038

PROSPECTUS | MAY 1, 1999
-----------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (TM)
-----------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO VIF -
EQUITY INCOME FUND
(FORMERLY,  INVESCO VIF - INDUSTRIAL INCOME PORTFOLIO)

A mutual fund sold exclusively to insurance company separate accounts for variable annuity and variable life insurance contracts.



     TABLE OF CONTENTS

     Investment Goals And Strategies.................28
     Fund Performance................................29
     Fees And Expenses...............................29
     Investment Risks................................30
     Risks Associated With Particular Investments....31
     Temporary Defensive Positions...................35
     Fund Management.................................35
     The Portfolio Managers..........................35
     Share Price.....................................36
     Taxes...........................................36
     Dividends And Capital Gain Distributions........36
     Voting Rights...................................36
     Financial Highlights............................37












                                 [INVESCO ICON]
                                    INVESCO


The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, it has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]     INVESTMENT OBJECTIVES & STRATEGIES

[ARROW ICON]   POTENTIAL INVESTMENT RISKS

[GRAPH ICON]   PAST PERFORMANCE & POTENTIAL ADVANTAGES

[INVESCO ICON] WORKING WITH INVESCO
--------------------------------------------------------------------------------

[KEY ICON] INVESTMENT GOALS AND STRATEGIES

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

     INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Fund. Together with our affiliated companies, we at INVESCO control all aspects of the management of the Fund.

     The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

     Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund. INVESCO and the Fund do not control the insurance company that issues your contract and are not responsible for anything stated in the prospectus for your contract.

     The Fund invests in equity and debt securities. Historically, when stock markets are up, debt markets are down, and vice versa. By investing in both types of securities, the Fund attempts to cushion against sharp price movements in both equity and debt securities. The Fund's primary goal is high current income, with growth of capital as a secondary objective.

     The Fund normally invests at least 65% of its assets in dividend-paying common and preferred stocks, although in recent years that percentage has been somewhat higher. Stocks held by the Fund generally are expected to produce a relatively high level of income and a consistent, stable return. Although it focuses on the stocks of larger companies with a strong record of paying dividends, the Fund also may invest in companies that have not paid regular dividends. The Fund's equity investments are limited to stocks that can be traded easily in the United States; it may, however, invest in foreign securities in the form of American Depository Receipts (ADRs).

     The rest of the Fund's assets are invested in debt securities, generally corporate bonds that are rated investment grade or better. The Fund also may invest up to 15% of its assets in lower-grade debt securities commonly known as "junk bonds", which generally offer higher interest rates, but are riskier investments than investment grade securities.

     Because the Fund invests primarily in the securities of larger companies, the Fund's price share tends to rise and fall with the up and down price movements of larger company stocks. Due to its investment strategy, the Fund's portfolio includes relatively few smaller companies, which may be a disadvantage if smaller companies outperform the broad market.

[GRAPH ICON]FUND PERFORMANCE

     The bar chart below shows the Fund's actual yearly performance ended December 31 (commonly known as its "total return") since inception. The table below shows average annual returns for various periods ended December 31, 1998 for the Fund compared to the S&P 500 Index and the Lehman Government/Corporate Bond Index. The information in the chart and table illustrates the variability of the Fund's returns and how its performance compared to a broad measure of market performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the year to year performance of the Fund. Remember, past performance does not indicate how the Fund will perform in the future.(1)

     The Fund's returns are net of its expenses, but do not reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.

     VIF-EQUITY INCOME FUND
  ACTUAL ANNUAL TOTAL RETURN (2)

The bar chart shows the actual yearly
performance ended December 31.

Best Calendar qtr.    6/97   11.99%
Worst Calendar qtr.   9/98   -7.56%
                                                   AVERAGE ANNUAL RETURN
                                                 ------------------------------
                                                            SINCE
                                                 1 YEAR     INCEPTION (8/94)(2)
     --------------------------------------------------------------------------
      VIF-Equity Income Fund                       15.30%        21.63%
      S&P 500 Index (1)                            28.53%        27.67%
      Lehman Government/Corporate Bond Index(1)     9.47%         8.90%


  (1)The S&P 500 Index is an unmanaged index that shows performance of the broad U.S. stock market. The Lehman Government/Corporate Bond Index is an unmanaged index that shows the performance of the broad fixed-income market. Please keep in mind that the indexes do not pay brokerage, management or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.

  (2)Total return figures include reinvested dividends and capital gain distributions, and include the effect of the Fund's expenses.


FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS


VIF - EQUITY INCOME FUND


Management Fees                                   0.75%
Distribution and Service (12b-1) Fees             None
Other Expenses (1)(2)(3)                          0.42%
Total Annual Fund Operating Expenses (1)(2)(3)    1.17%



  (1)Certain expenses of the Fund are being absorbed voluntarily by INVESCO pursuant to a commitment to the Fund. After absorption, the Fund's "Other Expenses" and "Total Annual Fund Operating Expenses" were 0.18% and 0.93%, respectively. This commitment may be changed at any time following consultation with the board of directors.

  (2)The Fund's actual "Total Annual Fund Operating Expenses" were lower than the figures shown, because its custodian fees were reduced under an expense offset arrangement. Because of an SEC requirement, the figures shown do not reflect these reductions.

  (3)The expense information presented in the table has been restated to reflect a change in the administrative fee.


     EXAMPLE

     This Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

     This Example assumes a $10,000 allocation to the Fund for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable insurance contract. The Example also assumes a hypothetical 5% return each year, and assumes that the Fund's operating expenses remain the same. Although the Fund's actual costs and performance may be higher or lower, based on these assumptions your costs would have been:

     The following reflects the costs without the absorption of expenses:(1)

                                  1 year     3 years   5 years  10 years
                                  $119       $372      $644     $1,420

  (1)The following reflects the costs with the absorption of expenses:

     1 year     3 years   5 years  10 years
     $95        $296      $515     $1,143


[ARROW ICON] INVESTMENT RISKS

     BEFORE  ALLOCATING  CONTRACT VALUES TO THE FUND, YOU SHOULD  DETERMINE
     THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

     You should determine the level of risk with which you are comfortable before you allocate contract values to the Fund. The principal risks of any mutual fund, including the Fund, are:

     NOT INSURED. Mutual funds are not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other agency, unlike bank deposits such as CDs or savings accounts.

     NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

     POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

     VOLATILITY. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments.

     YEAR 2000. Many computer systems in use today may not be able to recognize any date after December 31, 1999. If these systems are not fixed by that date, it is possible that they could generate erroneous information or fail altogether. INVESCO has committed substantial resources in an effort to make sure that its own major computer systems will continue to function on and after January 1, 2000. Of course, INVESCO cannot fix systems that are beyond its control. If INVESCO's own systems, or the systems of third parties upon which it relies, do not perform properly after December 31, 1999, the Fund could be adversely affected.

     In addition, the markets for, or values of, securities in which the Fund invests may possibly be hurt by computer failures affecting portfolio investments or trading of securities beginning January 1, 2000. For example, improperly functioning computer systems could result in securities trade settlement problems and liquidity issues, production issues for individual companies and overall economic uncertainties. Individual issuers may incur increased costs in making their own systems Year 2000 compliant. The combination of market uncertainty and increased costs means that there is a possibility that Year 2000 computer issues may adversely affect the Fund's investments.

[ARROW ICON] RISKS ASSOCIATED WITH PARTICULAR INVESTMENTS

     You should consider the special factors associated with the policies discussed below in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

     POTENTIAL CONFLICTS
     Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

     MARKET RISK
     Equity stock prices vary and may fall, thus reducing the value of the Fund's investment. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market.

     CREDIT RISK
     The Fund may invest in debt instruments, such as notes and bonds. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

     DEBT SECURITIES RISK
     Debt securities include bonds, notes and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed income securities, even if the rate of interest varies over the life of the security.

     Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which the Fund invests. A decline in interest rates tends to increase the market values of debt securities in which the Fund invests.

     Moody's and Standard & Poor's ("S&P") ratings provide a useful but not certain guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated securities tend to offer higher interest rates. Lower-rated debt securities are often referred to as "junk bonds." A debt security is considered lower grade if it is rated Ba or less by Moody's or BB or less by S&P and is usually considered to be speculative. Although the Fund may invest in debt securities assigned lower grade ratings by S&P or Moody's, the Fund's investments have generally been in debt securities rated B or higher by either S&P or Moody's.

     In addition to poor individual company performance in the marketplace or in its internal management, a significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could hurt their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely impact issuers of lower-rated debt securities. The market for lower rated straight debt securities may not be as liquid as the market for higher rated straight debt securities. Therefore, INVESCO attempts to limit purchases of lower rated securities to securities having an established secondary market.

     Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower rated securities by Standard & Poor's (categories BB, B, CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

     JUNK BOND RISK
     The Fund invests in lower-grade debt securities, commonly known as "junk bonds." Junk bonds generally pay higher interest rates than comparable higher-grade securities, and thus can produce higher income for the Fund. However, these higher interest rates are paid to compensate the Fund for the additional risk that it takes when it invests in junk bonds. Specifically, junk bonds are perceived by independent rating agencies as having a greater risk that their issuers will not be able to pay the interest and principal as they become due over the life of the bond. In addition to the loss of interest payments, the market value of a defaulted bond would likely drop, and the Fund would be forced to sell it at a loss.

     FOREIGN SECURITIES RISK
     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers.

      CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

      POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

      REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

      DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

      EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU") which as of January 1, 1999 adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time the old currencies will disappear entirely. Other European countries may adopt the euro in the future.

      The introduction of the euro presents some uncertainties and possible risks, which could adversely affect the value of securities held by the Fund.

      EMU countries, as a single market, may affect future investment decisions of the Fund. As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries - present and future - may affect the fiscal and monetary levels of those participating countries. There may be increased levels of price competition among business firms within EMU countries and between businesses in EMU and non-EMU countries. The outcome of these uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

     INTEREST RATE RISK
     Changes in interest rates will affect the resale value of debt securities held in the Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements.

     DURATION RISK
     Duration is a measure of a debt security's sensitivity to interest rate changes. Duration is usually expressed in terms of years, with longer durations usually more sensitive to interest rate fluctuations.

     LIQUIDITY RISK
     The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

     DERIVATIVES RISK
     A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk.

     OPTIONS AND FUTURES RISK
     Options and futures are common types of derivatives that a Fund may occasionally use to hedge its investments. An option is the right to buy or sell a security or other investment, index or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other investment, index or commodity at a specific price on a specific date.

     COUNTERPARTY RISK
     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in such a transaction will not fulfill its contractual obligation to complete a transaction with the Fund.

     LACK  OF  TIMELY   INFORMATION  RISK
     Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies

     The Fund generally invests in equity and debt securities. However, in an effort to diversify its holdings and provide some protection against the risk of other investments, the Fund also may invest in other types of securities and other financial instruments, as indicated in the chart below. These investments, which at any given time may constitute a significant portion of the Fund's portfolio, have their own risks.


-------------------------------------------------------------------------------------
 INVESTMENT                                                RISKS
-------------------------------------------------------------------------------------
 DEBT SECURITIES
 Securities issued by private companies or governments     Market, Credit, Interest
 representing  an  obligation  to pay  interest  and to    Rate, Duration and Debt
 repay principal when the security matures.                Securities  Risks
-------------------------------------------------------------------------------------
 FORWARD FOREIGN CURRENCY CONTRACTS
 A contract to exchange an amount of currency on a date    Currency, Political,
 in the future at an agreed-upon exchange rate might be    Diplomatic and
 used by the Fund to hedge against changes in foreign      Regulatory Risks
 currency exchange rates when the Fund invests in foreign
 securities.  Does not reduce price fluctuations in
 foreign securities, or prevent losses if the prices of
 those securities decline.
-------------------------------------------------------------------------------------
 FUTURES
 A futures contract is an agreement to buy or sell a       Market, Liquidity and
 specific amount of a financial instrument (such as an    Options and Futures Risks
 index option) at a stated price on a stated date.  The
 Fund uses futures contracts to provide liquidity and to
 hedge portfolio value.
-------------------------------------------------------------------------------------
 ILLIQUID SECURITIES
 Securities that cannot be sold quickly at fair value.     Liquidity Risk
-------------------------------------------------------------------------------------
 JUNK BONDS
 Debt Securities that are rated BB or lower by Standard &  Market, Credit, Interest
 Poors or Ba or lower by Moody's. Tend to pay higher       Rate and Duration Risks
 interest rates than  higher-rated  debt  securities,
 but carry a higher credit risk.
-------------------------------------------------------------------------------------
 OPTION
 The obligation or right to deliver or receive a security  Credit, Information,
 or other investment, index or commodity, or cash         Liquidity and Options
 payment depending on the price of the underlying          and Futures Risks
 security or the performance of an index or other
 benchmark.  Includes options on specific  securities
 and stock indices,  and stock index  futures.  Used in
 Fund's portfolio to provide liquidity and hedge portfolio
 value.
-------------------------------------------------------------------------------------
 REPURCHASE AGREEMENT
 A contract under which the seller of a security agrees    Credit and Counterparty
 to buy it back at an agreed-upon price and time in the    Risks
 future.
-------------------------------------------------------------------------------------
 RULE 144A SECURITIES
 Securities that are not registered, but which are bought  Liquidity Risk and sold solely by institutional  investors.  The Fund
 considers many Rule 144A securities to be "liquid,"
 although the market for such securities typically is
 less active than the public securities markets.
-------------------------------------------------------------------------------------

[ARROW ICON] TEMPORARY DEFENSIVE POSITIONS

     When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid such as high quality money market instruments, like short-term U.S. government obligations, commercial paper or repurchase agreements. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

{INVESCO ICON] FUND MANAGEMENT

     INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $275 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

     THE INVESTMENT ADVISER

     INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Fund. INVESCO was founded in 1932 and manages over $21.2 billion for more than 900,000 shareholders of 51 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administration and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares). A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI"), is the Fund's distributor and is responsible for the sale of the Fund's shares.

     INVESCO and IDI are subsidiaries of AMVESCAP PLC.

     The Fund paid 0.75% of its average annual net assets to INVESCO for its advisory services in the fiscal year ended December 31, 1998.

[INVESCO ICON] THE PORTFOLIO MANAGERS

     The following individuals are primarily responsible for the day-to-day management of the Fund's portfolio holdings:

     CHARLES P. MAYER is Director of Investments, a co-portfolio manager of the Fund and a director and senior vice president of INVESCO. He began his investment career in 1969 and has been with INVESCO since 1993. Before joining INVESCO, Charlie was a portfolio manager with Westinghouse Pension. He holds an M.B.A. from St. John's University and a B.A. from St. Peter's College.

     DONOVAN J. (JERRY) PAUL heads INVESCO's Fixed Income Team. He is a co-portfolio manager of the Fund and a senior vice president of INVESCO. Jerry manages several other fixed income INVESCO Funds. He is a Chartered Financial Analyst and a Certified Public Accountant. Before joining INVESCO in 1994, he was with Stein, Roe & Farnham, Inc. and Quixote Investment Management. Jerry received his M.B.A. from the University of Northern Iowa and his B.B.A. from the University of Iowa.

[INVESCO ICON] SHARE PRICE

CURRENT  MARKET  VALUE OF FUND ASSETS
+ ACCRUED  INTEREST  AND  DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV).


     The value of Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of trading on that exchange (normally, 4:00 p.m. New York time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which, generally, is on weekends and national holidays in the U.S.

     NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

     In addition, foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[GRAPH ICON] TAXES

     The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a "regulated investment company" and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

     Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

     NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY.

     The Fund intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, no less frequently than annually. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

[INVESCO ICON] VOTING RIGHTS

     Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

     FINANCIAL HIGHLIGHTS

     (For a Fund Share Outstanding Throughout Each Period)

     The following information has been audited by PricewaterhouseCoopers LLP, independent accountants. This information should be read in conjunction with the audited financial statements and the Report of Independent Accountants thereon appearing in the Company's 1998 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. Both are available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus. The Annual Report also contains information about the Fund's performance.

                                                                             Period  Ended
                                               Year Ended December 31         December 31
                                       ---------------------------------------------------
                                          1998      1997      1996      1995      1994(a)
PER SHARE DATA
Net Asset Value - Beginning of Period   $17.04    $14.33    $12.58    $10.09    $10.00
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                     0.33      0.30      0.28      0.19      0.03

Net Gains on Securities
   (Both Realized and Unrealized)         2.23      3.71      2.52      2.76      0.09

------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS          2.56      4.01      2.80      2.95      0.12
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income      0.32      0.29      0.28      0.20      0.03
Distributions from Capital Gains          0.67      1.01      0.77      0.26      0.00
------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                       0.99      1.30      1.05      0.46      0.03
------------------------------------------------------------------------------------------
Net Asset Value - End of Period         $18.61    $17.04    $14.33    $12.58    $10.09
==========================================================================================

TOTAL RETURN(b)                          15.30%    28.17%    22.28%    29.25%     1.23%(c)

RATIOS
Net Assets - End of Period
  ($000 Omitted)                       $60,346   $40,093   $22,342    $8,362      $525
Ratio of Expenses to Average
  Net Assets(d)                           0.93%(e)  0.91%(e)  0.95%(e)  1.03%(e)  0.79%(f)
Ratio of Net Investment Income
  to Average Net Assets(d)                1.98%     2.18%     2.87%     3.50%     1.69%(f)
Portfolio Turnover Rate                     73%       87%       93%       97%        0%(c)


(a)From  August  10,  1994,  commencement  of  investment  operations,   through
   December 31, 1994.

(b)Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.

(c)Based on operations for the period shown and, accordingly, are not representative of a full year.
(d)Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended December 31, 1998, 1997, 1996 and 1995 and the period ended December 31, 1994. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.93%, 0.97%, 1.19%, 2.31% and 32.55% (annualized), respectively, and ratio of net investment income
   (loss) to average net assets would have been 1.98%, 2.12%, 2.63%, 2.22% and (30.07%) (annualized), respectively.
(e)Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.
(f)Annualized

     MAY 1, 1999
     INVESCO VARIABLE INVESTMENT FUNDS, INC.

     INVESCO VIF - EQUITY INCOME FUND
     (FORMERLY, INVESCO VIF - INDUSTRIAL INCOME PORTFOLIO)

     You may obtain additional information about the Fund from several sources.

     FINANCIAL REPORTS. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

     STATEMENT OF ADDITIONAL INFORMATION. The SAI dated May 1, 1999, is a supplement to this Prospectus, and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

     INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at www.invesco.com. In addition, the Prospectus, annual report, semiannual report and SAI of the Fund are available on the SEC Web site at www.sec.gov.

     To obtain a free copy of the current annual report, semiannual report or SAI, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. Information on the Public Reference Section can be obtained by calling 1-800-SEC-0330. The SEC file numbers for the Fund are 811-8038 and 033-70154.

     To reach PAL(R), your 24-hour Personal Account Line, call:

     1-800-424-8085

     If you're in Denver, please visit one of our convenient Investor Centers:

     Cherry Creek
     155-B Fillmore Street


     Denver Tech Center
     7800 East Union Avenue




     PV90 811-8038

Prospectus | May 1, 1999
----------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (TM)
----------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF-
HEALTH SCIENCES FUND

A mutual fund sold exclusively to insurance company separate accounts for variable annuity and variable life insurance contracts.


TABLE OF CONTENTS

Investment Goals And Strategies.................40
Fund Performance................................41
Fees And Expenses...............................42
Investment Risks................................42
Risks Associated With Particular Investments....43
Temporary Defensive Positions...................47
Portfolio Turnover..............................47
Fund Management.................................47
The Portfolio Manager...........................48
Share Price.....................................48
Taxes...........................................48
Dividends And Capital Gain Distributions........49
Voting Rights...................................49
Financial Highlights............................50








                                 [INVESCO ICON]
                                    INVESCO


The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, it has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]     INVESTMENT OBJECTIVES & STRATEGIES

[ARROW ICON]   POTENTIAL INVESTMENT RISKS

[GRAPH ICON]   PAST PERFORMANCE & POTENTIAL ADVANTAGES

[INVESCO ICON] WORKING WITH INVESCO
--------------------------------------------------------------------------------

[KEY ICON] INVESTMENT GOALS AND STRATEGIES

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

     INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Fund. Together with our affiliated companies, we at INVESCO control all aspects of the management of the Fund.

     The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

     Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund. INVESCO and the Fund do not control the insurance company that issues your contract and are not responsible for anything stated in the prospectus for your contract.

     The Fund is aggressively managed. Although the Fund can invest in debt securities, it primarily invests in equity securities that INVESCO believes will rise in price faster than other investments, as well as options and other investments whose value is based upon the values of equity securities.

     The Fund seeks capital appreciation and invests primarily in the equity securities of companies that develop, produce or distribute products or services related to health care. These industries include, but are not limited to, medical equipment or supplies, pharmaceuticals, health care facilities, and applied research and development of new products or services.

     The Fund normally invests at least 80% of its assets in companies doing business in the health sciences economic sector. The remainder of the Fund's assets are not required to be invested in the sector. To determine whether a potential investment is truly doing business in a particular sector, a company must meet at least one of the following tests:

     * At least 50% of its gross income or its net sales must come from activities in the sector;
     * At least 50% of its assets must be devoted to producing revenues from the sector; or
     * Based on other available information, we determine that its primary business is within the sector.

     INVESCO uses a bottom-up investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes strongly managed companies that INVESCO believes will generate above-average growth rates for the next three to five years. We prefer markets and industries where leadership is in a few hands, and we tend to avoid slower-growing markets or industries.

     The Fund's investments are diversified across the health sciences sector. However, because those investments are limited to a comparatively narrow segment of the economy, the Fund's investments are not as diversified as most mutual funds, and far less diversified than the broad securities markets. This means that the Fund tends to be more volatile than other mutual funds, and the values of its portfolio investments tend to go up and down more rapidly. As a result, the value of a Fund share may rise or fall rapidly. The health care industry is heavily regulated, and changing government regulations may adversely affect the companies in which the Fund invests.

     We target strongly managed, innovative companies with new products. INVESCO attempts to blend well-established health care firms with faster-growing, more dynamic entities. Well-established health care companies typically provide liquidity and earnings visibility for the portfolio and represent core holdings in the Fund. The remainder of the portfolio consists of faster-growing, more dynamic health care companies, which have new products or are increasing their market share of existing products. Many faster-growing health care companies have limited operating histories and their potential profitability may be dependent on regulatory approval of their products, which increases the volatility of these companies' security prices.

     Many of these activities are funded or subsidized by governments; withdrawal or curtailment of this support could lower the profitability and market prices of such companies. Changes in government regulation could also have an adverse impact. Continuing technological advances may mean rapid obsolescence of products and services.

[GRAPH ICON] FUND PERFORMANCE

     The bar chart below shows the Fund's actual yearly performance ended December 31 (commonly known as its "total return") since inception. The table below shows average annual returns for various periods ended December 31, 1998 for the Fund compared to the S&P 500 Index. The information in the chart and table illustrates the variability of the Fund's returns and how its performance compared to a broad measure of market performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the year to year performance of the Fund. Remember, past performance does not indicate how the Fund will perform in the future.(1)

     The Fund's returns are net of its expenses, but do not reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.


  VIF-HEALTH SCIENCES FUND
  ACTUAL ANNUAL TOTAL RETURN (2)

The bar chart shows the actual yearly
performance ended December 31.

Best Calendar qtr.   12/98   15.79%
Worst Calendar qtr.   9/98   -0.07%
                                                   AVERAGE ANNUAL RETURN
                                                 ------------------------------
                                                            SINCE
                                                  1 YEAR    INCEPTION (5/97)(2)
     --------------------------------------------------------------------------
      VIF - Health Sciences Fund                  42.85%      32.62%
      S&P 500 Index (1)                           28.53%      28.25%

 (1)The S&P 500 Index is an unmanaged index that shows performance of the broad U.S. stock market. Please keep in mind that the index does not pay brokerage, management or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.
 (2)Total return figures include reinvested dividends and capital gain distributions, and include the effect of the Fund's expenses.


FEES AND EXPENSES

     ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

     VIF-HEALTH SCIENCES FUND
     Management Fees                                   0.75%
     Distribution and Service (12b-1) Fees             None
     Other Expenses(1)(2)(3)                           3.57%
     Total Annual Fund Operating Expenses (1)(2)(3)    4.32%

     (1)Certain expenses of the Fund are being absorbed voluntarily by INVESCO pursuant to a commitment to the Fund. After absorption, the Fund's "Other Expenses" and "Total Annual Fund Operating Expenses" were 0.52% and 1.27%, respectively. This commitment may be changed at any time following consultation with the board of directors.

     (2)The Fund's actual "Total Annual Fund Operating Expenses" were lower than the figures shown, because its custodian fees were reduced under an expense offset arrangement. Because of an SEC requirement, the figures shown do not reflect these reductions.

     (3)The expense information presented in the table has been restated to reflect a change in the administrative fee.

     EXAMPLE

     This Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

     This Example assumes a $10,000 allocation to the Fund for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable insurance contract. The Example also assumes a hypothetical 5% return each year, and assumes that the Fund's operating expenses remain the same. Although the Fund's actual costs and performance may be higher or lower, based on these assumptions your costs would have been:

     The  following  reflects the costs without the absorption of expenses:(1)
                                   1 year    3 years   5 years   10 years
                                   $433      $1,309    $2,197    $4,470

     (1)The following reflects the costs with the absorption of expenses:
        1 year  3 years   5 years  10 years
        $129    $403      $697     $1,534

[ARROW ICON] INVESTMENT RISKS

BEFORE ALLOCATING CONTRACT VALUES TO THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.


     You should determine the level of risk with which you are comfortable before you allocate contract values to the Fund. The principal risks of any mutual fund, including the Fund, are:

     NOT INSURED. Mutual funds are not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other agency, unlike bank deposits such as CDs or savings accounts.

     NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

     POSSIBLE  LOSS  OF  INVESTMENT.   A  mutual  fund  cannot   guarantee  its
     performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

     VOLATILITY. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments.

     YEAR 2000. Many computer systems in use today may not be able to recognize any date after December 31, 1999. If these systems are not fixed by that date, it is possible that they could generate erroneous information or fail altogether. INVESCO has committed substantial resources in an effort to make sure that its own major computer systems will continue to function on and after January 1, 2000. Of course, INVESCO cannot fix systems that are beyond its control. If INVESCO's own systems, or the systems of third parties upon which it relies, do not perform properly after December 31, 1999, the Fund could be adversely affected.

     In addition, the markets for, or values of, securities in which the Fund invests may possibly be hurt by computer failures affecting portfolio investments or trading of securities beginning January 1, 2000. For example, improperly functioning computer systems could result in securities trade settlement problems and liquidity issues, production issues for individual companies and overall economic uncertainties. Individual issuers may incur increased costs in making their own systems Year 2000 compliant. The combination of market uncertainty and increased costs means that there is a possibility that Year 2000 computer issues may adversely affect the Fund's investments.


[ARROW ICON] RISKS ASSOCIATED WITH PARTICULAR INVESTMENTS

     You should consider the special factors associated with the policies discussed below in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

     POTENTIAL CONFLICTS
     Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

     MARKET RISK
     Equity stock prices vary and may fall, thus reducing the value of the Fund's investment. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market.

     CREDIT RISK
     The Fund may invest in debt instruments, such as notes and bonds. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

     DEBT SECURITIES RISK
     Debt securities include bonds, notes and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed income securities, even if the rate of interest varies over the life of the security.

     Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which the Fund invests. A decline in interest rates tends to increase the market values of debt securities in which the Fund invests.

     Moody's and Standard & Poor's ("S&P") ratings provide a useful but not certain guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated securities tend to offer higher interest rates. Lower-rated debt securities are often referred to as "junk bonds." A debt security is considered lower grade if it is rated Ba or less by Moody's or BB or less by S&P and is usually considered to be speculative.

     In addition to poor individual company performance in the marketplace or in its internal management, a significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could hurt their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely impact issuers of lower-rated debt securities. The market for lower rated straight debt securities may not be as liquid as the market for higher rated straight debt securities. Therefore, INVESCO attempts to limit purchases of lower rated securities to securities having an established secondary market.

     Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower rated securities by Standard & Poor's (categories BB, B, CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

     FOREIGN SECURITIES RISK
     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers.

          CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

          POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

          REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

          DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

          EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU") which as of January 1, 1999 adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time the old currencies will disappear entirely. Other European countries may adopt the euro in the future.

          The introduction of the euro presents some uncertainties and possible risks, which could adversely affect the value of securities held by the Fund.

          EMU countries, as a single market, may affect future investment decisions of the Fund. As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries - present and future - may affect the fiscal and monetary levels of those participating countries. There may be increased levels of price competition among business firms within EMU countries and between businesses in EMU and non-EMU countries. The outcome of these uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

     INTEREST RATE RISK
     Changes in interest rates will affect the resale value of debt securities held in the Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements.

     DURATION RISK
     Duration is a measure of a debt security's sensitivity to interest rate changes. Duration is usually expressed in terms of years, with longer durations usually more sensitive to interest rate fluctuations.

     LIQUIDITY RISK
     The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

     DERIVATIVES RISK
     A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk.

     OPTIONS AND FUTURES RISK
     Options and futures are common types of derivatives that the Fund may occasionally use to hedge its investments. An option is the right to buy or sell a security or other instrument, index or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index or commodity at a specific price on a specific date.

     COUNTERPARTY RISK
     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in such a transaction will not fulfill its contractual obligation to complete a transaction with the Fund.

     LACK OF TIMELY INFORMATION RISK
     Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

     The Fund generally invests in equity securities of companies that develop, produce or distribute products or services related to health care. However, in an effort to diversify its holdings and provide some protection against the risk of other investments, the Fund also may invest in other types of securities and other financial instruments, as indicated in the chart below. These investments, which at any given time may constitute a significant portion of the Fund's portfolio, have their own risks.


-------------------------------------------------------------------------------------
 INVESTMENT                                                RISKS
-------------------------------------------------------------------------------------
 AMERICAN DEPOSITORY RECEIPTS (ADRS)
 These are securities issued by U.S. banks that represent  Market, Information,
 shares of foreign corporations held by those banks.       Political, Regulatory,
 Although traded in U.S. securities markets and valued in  Diplomatic, Liquidity
 U.S. dollars, ADRs carry most of the risks of investing   and Currency Risks
 directly in foreign securities.
-------------------------------------------------------------------------------------
 DEBT SECURITIES
 Securities issued by private companies or governments     Market, Credit, Interest
 representing  an  obligation  to pay  interest  and to    Rate and Duration Risks
 repay principal when the security matures.
-------------------------------------------------------------------------------------
 FORWARD FOREIGN CURRENCY CONTRACTS
 A contract to exchange an amount of currency on a date    Currency, Political,
 in the future at an agreed-upon exchange rate might be    Diplomatic and
 used by the Fund to hedge against changes in foreign      Regulatory Risks
 currency exchange rates when the Fund invests in foreign
 securities.  Does not reduce price fluctua tions in
 foreign securities, or prevent losses if the prices of
 those securities decline.
-------------------------------------------------------------------------------------
 FUTURES
 A futures contract is an agreement to buy or sell a       Market, Liquidity  and
 specific amount of a financial instrument (such as an     Options and Futures Risks
 index option) at a stated price on a stated date.  The
 Fund uses futures contracts to provide liquidity and
 to hedge portfolio value.
-------------------------------------------------------------------------------------
 ILLIQUID  SECURITIES
 Securities that cannot be sold quickly                    Liquidity Risk
 at fair value.
-------------------------------------------------------------------------------------
 OPTION
 The obligation or right to deliver or receive a security  Credit, Information, or other instrument, index or commod ity or cash payment  Liquidity Risks  and depending on the price of the underlying security or the  Options and Futures Risks performance of an index or other benchmark. Includes
 options on specific securities and stock indices, and
 stock index futures. Used in Fund's portfolio to provide
 liquidity and hedge portfolio value.
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
 INVESTMENT                                                RISKS
-------------------------------------------------------------------------------------
 REPURCHASE AGREEMENT
 A contract under which the seller of a security agrees    Credit and Counterparty
 to buy it back at an agreed-upon price and time in the    Risks
 future.
-------------------------------------------------------------------------------------
 RULE 144A SECURITIES
 Securities that are not registered, but which are bought  Liquidity Risk and sold solely by institutional  inves tors. The Fund
 considers many Rule 144A securities to be "liquid,"
 although the market for such securities typically is
 less active than the public securities markets.
-------------------------------------------------------------------------------------


[ARROW ICON] TEMPORARY DEFENSIVE POSITIONS

     When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid such as high quality money market instruments, like short-term U.S. government obligations, commercial paper or repurchase agreements. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROW ICON] PORTFOLIO TURNOVER

     We actively manage and trade the Fund's portfolio. Therefore, the Fund may have a high portfolio turnover rate compared to many other mutual funds. The Fund had a portfolio turnover rate of 107% for the fiscal year ended December 31, 1998.


     A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may result in higher brokerage commissions.

[INVESCO ICON] FUND MANAGEMENT

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $275 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

THE INVESTMENT ADVISER

     INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Fund. INVESCO was founded in 1932 and manages over $21.2 billion for more than 900,000 shareholders of 51 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administration and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares). A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI"), is the Fund's distributor and is responsible for the sale of the Fund's shares.

     INVESCO and IDI are subsidiaries of AMVESCAP PLC.

     The Fund paid 0.75% of its average annual net assets to INVESCO for its advisory services in the fiscal year ended December 31, 1998.

[INVESCO ICON] THE PORTFOLIO MANAGER

     The following individual is responsible for the day-to-day management of the Fund's portfolio holdings:

     JOHN R. SCHROER, a Chartered Financial Analyst, has been the portfolio manager of the Fund since October 1997 (co- portfolio manager since 1994). John also manages INVESCO Sector Funds - Health Sciences Fund and INVESCO Global Health Sciences Fund and is a senior vice president of INVESCO and a vice president of INVESCO Global Health Sciences Fund. John has been with INVESCO since 1992. He was an assistant vice president with Trust Company of the West from 1990 to 1992. John received an M.B.A. and B.S. from the University of Wisconsin-Madison.

     John Schroer is a member of, and leads, the INVESCO Health Team.

[INVESCO ICON] SHARE PRICE

CURRENT  MARKET  VALUE OF FUND ASSETS
+ ACCRUED  INTEREST  AND  DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV).


     The value of Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of trading on that exchange (normally, 4:00 p.m. New York time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which, generally, is on weekends and national holidays in the U.S.

     NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

     In addition, foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[GRAPH ICON] TAXES

     The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a "regulated investment company" and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

     Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY.

     The Fund intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, no less frequently than annually. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

[INVESCO ICON] VOTING RIGHTS

     Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

     FINANCIAL HIGHLIGHTS

     (For a Fund Share Outstanding Throughout Each Period)

     The following information has been audited by PricewaterhouseCoopers LLP, independent accountants. This information should be read in conjunction with the audited financial statements and the Report of Independent Accountants thereon appearing in the Company's 1998 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. Both are available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus. The Annual Report also contains information about the Fund's performance.

                                          Year Ended      Period Ended
                                          December 31     December 31
--------------------------------------------------------------------------
                                              1998(a)           1997(b)
PER SHARE DATA
Net Asset Value - Beginning of Period        $11.04           $10.00
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                          0.05             0.10
Net Gains on Securities
   (Both Realized and Unrealized)              4.66             0.94
-------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS               4.71             1.04
-------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividens from Net Investment Income(a)         0.03             0.00
Distribution from Capital Gains                0.34             0.00
In Excess of Net Realized Gains                0.09             0.00
-------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                            0.46             0.00

-------------------------------------------------------------------------
Net Asset Value - End of Period              $15.29            $11.04
=========================================================================

TOTAL RETURN(c)                               42.85%            10.40%(d)

RATIOS
Net Assets - End of Period ($000 Omitted     $2,378              $423
Ratio of Expenses to Average
  Net Assets(e)(f)                             1.27%             0.60%(g)
Ratio of Net Investment Income
  to Average Net Assets(e)                     0.35%             2.34%(g)
Portfolio Turnover Rate                         107%              112%(d)

(a) The per share information was computed based on average shares.
(b) From May 22, 1997, commencement of investment operations, through December
    31, 1997.
(c) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the period shown.
(d) Based on operations for the period shown and, accordingly, are not representative of a full year.

(e) Various expenses of the Fund were voluntarily absorbed by INVESCO for the year ended December 31, 1998 and all of the expenses of the Fund were voluntarily absorbed by INVESCO for the period ended December 31, 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 4.20% and 21.45% (annualized), respectively and ratio of net investment loss to average net assets would have been (2.58%) and (18.51%) (annualized), respectively.

(f) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.
(g) Annualized

     MAY 1, 1999
     INVESCO VARIABLE INVESTMENT FUNDS, INC.

     INVESCO VIF-HEALTH SCIENCES FUND

     You may obtain additional information about the Fund from several sources.

     FINANCIAL   REPORTS.   Although  this   Prospectus   describes  the  Fund's
     anticipated  investments and operations,  the Fund also prepares annual and semiannual  reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as
     well  as  market  and  general   economic   trends   affecting  the  Fund's
     performance.  The  annual  report  also  includes  the report of the Fund's independent accountants.

     STATEMENT OF ADDITIONAL INFORMATION. The SAI dated May 1, 1999, is a supplement to this Prospectus, and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

     INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at www.invesco.com. In addition, the Prospectus, annual report, semiannual report and the SAI of the Fund are available on the SEC
     Web site at www.sec.gov.

     To obtain a free copy of the current annual report, semiannual report or SAI, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado
     80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. Information on the Public
     Reference Section can be obtained by calling 1-800-SEC-0330. The SEC file numbers for the Fund are 811-8038 and 033-70154.

     To reach PAL(R), your 24-hour Personal Account Line, call:

     1-800-424-8085

     If you're in Denver, please visit one of our convenient Investor Centers:

     Cherry Creek
     155-B Fillmore Street

     Denver Tech Center
     7800 East Union Avenue




     PV12  811-8038




PROSPECTUS | MAY 1, 1999
------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (TM)
------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO VIF-
HIGH YIELD FUND

A mutual fund sold exclusively to insurance company separate accounts for variable annuity and variable life insurance contracts.

TABLE OF CONTENTS

Investment Goals And Strategies...................53
Fund Performance..................................53
Fees And Expenses.................................54
Investment Risks..................................55
Risks Associated With Particular Investments......56
Temporary Defensive Positions.....................60
Portfolio Turnover................................61
Fund Management...................................61
The Portfolio Manager.............................61
Share Price.......................................61
Taxes.............................................62
Dividends And Capital Gain Distributions..........62
Voting Rights.....................................62
Financial Highlights..............................63







                                 [INVESCO ICON]
                                    INVESCO


 The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, it has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.





THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      INVESTMENT OBJECTIVES & STRATEGIES

[ARROW ICON]    POTENTIAL INVESTMENT RISKS

[GRAPH ICON]    PAST PERFORMANCE & POTENTIAL ADVANTAGES

[INVESCO ICON]  WORKING WITH INVESCO

--------------------------------------------------------------------------------

[KEY ICON]  INVESTMENT GOALS AND STRATEGIES

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK,
PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

INVESCO Funds Group,  Inc.  ("INVESCO") is the investment  adviser for the Fund.
Together with our affiliated companies, we at INVESCO control all aspects of the management of the Fund.

The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies.
You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund. INVESCO and the Fund do not control the insurance company that issues your contract and are not responsible for anything stated in the prospectus for your contract.

The Fund seeks to provide a high level of current income, with growth of capital as a secondary objective.


It invests substantially all of its assets in lower-rated debt securities, commonly called "junk bonds," and preferred stock, including securities issued by foreign companies. These debt securities are highly sensitive to changes in interest rates; in general, as interest rates rise, the value of these securities will decline. Because the debt securities held by the Fund tend to be lowerrated, they are more susceptible to the impact of overall fluctuations in the economy than other, higher-rated debt securities.
Although these securities carry with them higher risks, they generally provide higher yields - and therefore higher income - than higher-rated debt securities.

[GRAPH ICON]  FUND PERFORMANCE

The bar chart  below  shows the  Fund's  actual  yearly  performance  ended
December 31 (commonly known as its "total return") since inception. The table below shows average annual returns for various periods ended December
31,  1998 for the Fund  compared  to the  Merrill  Lynch High Yield  Master
Index. The information in the chart and table illustrates the variability of the Fund's returns and how its performance compared to a broad measure of market performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the year to year performance of the Fund. Remember, past performance does not indicate how the Fund will perform in the future.(1)

The Fund's returns are net of its expenses, but do not reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.


      VIF-HIGH YIELD FUND
  ACTUAL ANNUAL TOTAL RETURN (2)

The bar chart shows the actual yearly
performance ended December 31.

Best Calendar qtr.   9/96   6.96%
Worst Calendar qtr.  9/98  -6.67%
                                                   AVERAGE ANNUAL RETURN
                                                 ------------------------------
                                                            SINCE
                                                  1 YEAR    INCEPTION (5/94)(2)
     --------------------------------------------------------------------------
      VIF-High Yield Fund                         1.42%      11.82%
      Merrill Lynch High Yield Master Index (1)   3.66%      10.67%


(1) The Merrill Lynch High Yield Master Index is an unmanaged  index  indicative of the broad fixed-income and high-yield  markets.  Please keep in mind that the index does not pay brokerage, management or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.
(2) Total  return  figures  include   reinvested   dividends  and  capital  gain
    distributions, and include the effect of the Fund's expenses.


FEES AND EXPENSES

     ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

     VIF-HIGH YIELD FUND
     Management Fees                              0.60%
     Distribution and Service (12b-1) Fees        None
     Other Expenses (1)(2)                        0.47%
     Total Annual Fund Operating Expenses (1)(2)  1.07%

     (1)The Fund's actual "Total Annual Fund Operating Expenses" were lower than the figures shown, because its custodian fees were reduced under an expense offset arrangements. Because of an SEC requirement, the figures shown do not reflect these reductions.

     (2)The expense information presented in the table has been restated to reflect a change in the administrative fee.

     EXAMPLE

     This Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.


     This Example assumes a $10,000 allocation to the Fund for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable insurance contract. The Example also assumes a hypothetical 5% return each year, and assumes that the Fund's operating expenses remain the same. Although the Fund's actual costs and performance may be higher or lower, based on these assumptions your costs would have been:

     The following reflects the costs without the absorption of expenses:

                                    1 year    3 years   5 years  10 years
                                    $109      $340      $590     $1,306

[ARROW ICON] INVESTMENT RISKS

BEFORE ALLOCATING CONTRACT VALUES TO THE FUND, YOU SHOULD DETERMINE THE LEVEL OF
RISK WITH WHICH YOU ARE  COMFORTABLE.  TAKE INTO ACCOUNT  FACTORS LIKE YOUR AGE,
CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you allocate contract values to the Fund. The principal risks of any mutual fund, including the Fund, are:

     NOT INSURED. Mutual funds are not insured by the Federal Deposit Insurance
     Corporation ("FDIC") or any other agency, unlike bank deposits such as CDs or savings accounts.

     NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

     POSSIBLE  LOSS  OF  INVESTMENT.   A  mutual  fund  cannot   guarantee  its
     performance,  nor assure you that the market value of your  investment will increase.  You may  lose  the  money  you  invest,  and the  Fund  will not reimburse you for any of these losses.

     VOLATILITY. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments.

     YEAR 2000. Many computer systems in use today may not be able to recognize any date after December 31, 1999. If these systems are not fixed by that date, it is possible that they could generate erroneous information or fail altogether. INVESCO has committed substantial resources in an effort to make sure that its own major computer systems will continue to function on and after January 1, 2000. Of course, INVESCO cannot fix systems that are beyond its control. If INVESCO's own systems, or the systems of third parties upon which it relies, do not perform properly after December 31, 1999, the Fund could be adversely affected.

     In addition, the markets for, or values of, securities in which the Fund invests may possibly be hurt by computer failures affecting portfolio investments or trading of securities beginning January 1, 2000. For example, improperly functioning computer systems could result in securities trade settlement problems and liquidity issues, production issues for individual companies and overall economic uncertainties. Individual issuers may incur increased costs in making their own systems Year 2000 compliant.
     The combination of market uncertainty and increased costs means that there is a possibility that Year 2000 computer issues may adversely affect the Fund's investments.

[ARROW ICON] RISKS ASSOCIATED WITH PARTICULAR INVESTMENTS

     You should consider the special factors associated with the policies discussed below in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

     POTENTIAL CONFLICTS
     Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

     DEBT SECURITIES RISK
     Debt securities include bonds, notes and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed income securities, even if the rate of interest varies over the life of the security.

     Debt  securities  are  generally  subject to credit  risk and market  risk.
     Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which the Fund invests. A decline in interest rates tends to increase the market values of debt securities in which the Fund invests.

     Moody's  and  Standard & Poor's  ("S&P")  ratings  provide a useful but not certain  guide to the credit  risk of many debt  securities.  The lower the rating of a debt  security,  the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater
     risk,   lower-rated   securities  tend  to  offer  higher  interest  rates.
     Lower-rated  debt  securities  in which  the Fund  invests  the bulk of its assets are often referred to as "junk bonds." A debt security is considered lower grade if it is rated Ba or less by Moody's or BB or less by S&P.

     Lower rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher rated debt securities and may be considered speculative. Although the Fund may invest in debt securities assigned lower grade ratings by S&P or Moody's, the Fund's investments have generally been limited to debt securities rated B or higher by either S&P or Moody's. Debt securities rated lower than B by either S&P or Moody's are usually considered to be highly speculative.

     In addition to poor individual company performance in the marketplace or in its internal management, a significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could hurt their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely impact issuers of lower-rated debt securities. The market for lower rated straight debt securities may not be as liquid as the market for higher rated straight debt securities. Therefore, INVESCO attempts to limit purchases of lower rated securities to securities having an established secondary market.

     Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower rated securities by Standard
     & Poor's (categories BB, B, CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

     JUNK BOND RISK
     The Fund invests significantly in lower-grade debt securities, commonly known as "junk bonds." Junk bonds generally pay higher interest rates than comparable higher-grade securities, and thus can produce higher income for the Fund. However, these higher interest rates are paid to compensate the Fund for the additional risk that it takes when it invests in junk bonds.
     Specifically, junk bonds are perceived by independent rating agencies as having a greater risk that their issuers will not be able to pay the interest and principal as they become due over the life of the bond. In addition to the loss of interest payments, the market value of a defaulted bond would likely drop, and the Fund would be forced to sell it at a loss.

     MARKET RISK
     Equity stock prices vary and may fall, thus reducing the value of the Fund's investment. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market.

     CREDIT RISK
     The Fund may invest in debt instruments, such as notes and bonds. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

     FOREIGN SECURITIES RISK
     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers.

       CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

       POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

       REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

       DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

       EUROPEAN ECONOMIC AND MONETARY UNION. Austria,  Belgium, Finland, France,
       Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the
       "EMU") which as of January 1, 1999 adopted the euro as a common currency.
       The national currencies will be sub-currencies of the euro until July 1, 2002, at which time the old currencies will disappear entirely. Other
       European countries may adopt the euro in the future.

       The introduction of the euro presents some uncertainties and possible risks, which could adversely affect the value of securities held by the Fund.

       EMU countries, as a single market, may affect future investment decisions of the Fund.  As the euro is  implemented,  there may be  changes  in the
       relative   strength  and  value  of  the  U.S.  dollar  and  other  major currencies,  as well as  possible  adverse  tax  consequences.  The  euro transition  by EMU countries - present and future - may affect the fiscal and  monetary  levels  of those  participating  countries.  There  may be increased  levels of price  competition  among  business firms within EMU countries  and  between  businesses  in EMU and  non-EMU  countries.  The outcome of these uncertainties could have unpredictable  effects on trade and  commerce  and  result  in  increased  volatility  for all  financial markets.

     INTEREST RATE RISK
     Changes in interest rates will affect the resale value of debt securities held in the Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements.

     DURATION RISK
     Duration is a measure of a debt security's sensitivity to interest rate changes. Duration is usually expressed in terms of years, with longer durations usually more sensitive to interest rate fluctuations.

     LIQUIDITY RISK
     The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

     DERIVATIVES RISK
     A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate.
     Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk.

     OPTIONS AND FUTURES RISK
     Options and futures are common types of derivatives that the Fund may occasionally use to hedge its investments. An option is the right to buy or sell a security or other instrument, index or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index or commodity at a specific price on a specific date.

     COUNTERPARTY RISK
     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in such a transaction will not fulfill its contractual obligation to complete a transaction with the Fund.

     LACK OF TIMELY INFORMATION RISK
     Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

     The Fund generally invests in junk bonds and preferred stock, including securities issued by foreign companies. However, in an effort to diversify its holdings and provide some protection against the risk of other investments, the Fund also may invest in other types of securities and other financial instruments as indicated in the chart below. These investments, which at any given time may constitute a significant portion of the Fund's portfolio, may have their own risks.



-------------------------------------------------------------------------------------
 INVESTMENT                                                 RISKS
-------------------------------------------------------------------------------------
 DEBT SECURITIES
 Securities issued by private companies or governments      Market, Credit, Interest
 representing an obligation to pay interest and to repay    Rate and Duration Risks
 principal when the security matures.
-------------------------------------------------------------------------------------

 DELAYED DELIVERY OR WHEN-ISSUED SECURITIES
 Ordinarily, the Fund purchases securities and pays for     Market abd Ibterest Rate
 them in cash at the normal trade settle ment time. When    Risk
 the Fund purchases a delayed delivery or when-issued
 security, it promises to pay in the future - for
 example, when the security is actually available for
 delivery to the Fund. The Fund's obligation to pay and
 the interest rate it recieves, in the case of debt
 securities, usually are fixed when the Fund promises to
 pay. Between the date the Fund promises to pay and the
 date the securities are actually received, the Fund
 receives no interest on its investment, and bears the
 risk that the market value of the when-issued security
 may decline.
-------------------------------------------------------------------------------------

 FORWARD FOREIGN CURRENCY CONTRACTS
 A contract to exchange an amount of currency on a date     Currency, Political,
 in the future at an agreed-upon exchange rate might be     Diplomatic and
 used by the Fund to hedge against changes in foreign       Regulatory Risks
 currency exchange rates when the Fund invests in foreign
 securities.  Does not reduce price fluctuations in
 foreign securities, or prevent losses if the prices of
 those securities decline.
-------------------------------------------------------------------------------------

 FUTURES
 A futures contract is an agreement to buy or sell a        Market, Liquidity  and
 specific amount of a financial instrument (such as an      Options and Futures Risks
 index option) at a stated price on a stated date.  The
 Fund uses futures contracts to provide liquidity and
 to hedge portfolio value.
-------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
 INVESTMENT                                                  RISKS
-------------------------------------------------------------------------------------

 ILLIQUID  SECURITIES
 Securities that cannot be sold quickly at fair value.       Liquidity Risk
-------------------------------------------------------------------------------------

 JUNK BONDS
 Debt Securities that are rated BB or lower by Stnadard     Market , Credit,
 & Poors or Ba or lower by Moody's. Tend to pay higher      Interest Rate and
 interest rates than higher-rated debt securities, but      Duration Risks
 carry a higher credit risk.
-------------------------------------------------------------------------------------

 OPTION
 The obligation or right to deliver or receive a security   Credit, Information,
 or other instrument, index or commodity, or cash payment   Liquidity Risks  and
 depending on the price of the underlying security or the   Options and Futures Risks
 performance of an index or other benchmark.  Includes
 options on specific securities and stock indices, and
 stock index futures. Used in Fund's portfolio to provide
 liquidity and hedge portfolio value.
-------------------------------------------------------------------------------------

 REPURCHASE AGREEMENT
 A contract under which the seller of a security agrees     Credit and Counterparty
 to buy it back at an agreed-upon price and time in the     Risks
 future.
-------------------------------------------------------------------------------------

 RULE 144A SECURITIES
 Securities that are not registered, but which are bought   Liquidity Risk
 and sold solely by institutional  investors.  The Fund
 considers many Rule 144A securities to be "liquid,"
 although the market for such securities typically is
 less active than the public securities markets.
-------------------------------------------------------------------------------------

 ZERO COUPON AND PAY-IN-KIND BONDS
 Zero coupon bonds do not make cash interst payments        Market, Credit, Interest
 during their life. Instead, they are sold at discount to   Rate andDuration Risks
 face value and gradually appreciate in price as they
 approach maturity. Pay-in-kind bonds pay interst in cash
 or additional ecurities, at the issuer's option, for a
 specified period.
-------------------------------------------------------------------------------------

[ARROW ICON] TEMPORARY DEFENSIVE POSITIONS

     When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid such as high quality money market instruments, like short-term U.S. government obligations, commercial paper or repurchase agreements. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROW ICON]  PORTFOLIO TURNOVER

     We actively manage and trade the Fund's portfolio. Therefore, the Fund may have a high portfolio turnover rate compared to many other mutual funds. The Fund had a portfolio turnover rate for the fiscal year ended December 31, 1998 of 245%.

     A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may result in higher brokerage commissions.

[INVESCO ICON] FUND MANAGEMENT

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $275 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

THE INVESTMENT ADVISER

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Fund. INVESCO was founded in 1932 and manages over $21.2 billion for more than 900,000 shareholders of 51 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administration and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares). A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI"), is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The Fund paid 0.60% of its average annual net assets to INVESCO for its advisory services in the fiscal year ended December 31, 1998.

[INVESCO ICON]  THE PORTFOLIO MANAGER

The following individual is primarily responsible for the day-to-day management of the Fund's portfolio holdings:

DONOVAN J. (JERRY) PAUL is the portfolio manager of the Fund and is senior vice president of INVESCO who manages several other fixed income INVESCO Funds. He is a Chartered Financial Analyst and a Certified Public Accountant. Before joining INVESCO in 1994, he was with Stein, Roe & Farnham, Inc. and Quixote Investment Management. Jerry received his M.B.A. from the University of Northern Iowa and his B.B.A. from the University of Iowa.

Jerry Paul is a member of, and heads, the INVESCO Fixed Income Team.

[INVESCO ICON]  SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED  INTEREST  AND  DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
-----------------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV).

The value of Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of trading on that exchange (normally, 4:00 p.m. New York time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which, generally, is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

In addition, foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[GRAPH ICON] TAXES

The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a "regulated investment company" and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY.

The Fund intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, no less frequently than annually. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

[INVESCO ICON]  VOTING RIGHTS

Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

     FINANCIAL HIGHLIGHTS

     (For a Fund Share Outstanding Throughout Each Period)

     The following information has been audited by PricewaterhouseCoopers LLP, independent accountants. This information should be read in conjunction with the audited financial statements and the Report of Independent Accountants thereon appearing in the Company's 1998 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. Both are available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus. The Annual Report also contains information about the Fund's performance.


                                                        PERIOD ENDED
                          YEAR ENDED DECEMBER 31         DECEMBER 31
------------------------------------------------------------------------

                              1998     1997     1996     1995    1994(a)
PER SHARE DATA
Net Asset Value -
   Beginning of Period      $12.46   $11.78   $11.04   $10.01  $10.00
------------------------------------------------------------------------
INCOME FROM
   INVESTMENT OPERATIONS
Net Investment Income         0.97     0.78     0.72     0.55    0.05
Net Gains or (Losses)
   on Securities
  (Both Realized and         (0.80)    1.26     1.11     1.43    0.01
   Unrealized)
------------------------------------------------------------------------
TOTAL FROM INVESTMENT         0.17     2.04     1.83     1.98    0.06
   OPERATIONS
------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net            0.98     0.78     0.71     0.55    0.05
   Investment Income
Distributions from            0.23     0.58     0.38     0.40    0.00
   Capital Gains
In Excess Capital             0.11     0.00     0.00     0.00    0.00
   Gains
------------------------------------------------------------------------
TOTAL DISTRIBUTIONS           1.32     1.36     1.09     0.95    0.05
------------------------------------------------------------------------
Net Asset Value -
   End of Period            $11.31   $12.46   $11.78   $11.04  $10.01
========================================================================

TOTAL RETURN (b)              1.42%   17.33%   16.59%   19.76%   0.60%(c)

RATIOS
Net Assets - End of Period
   ($000 Omitted)          $42,026  $30,881  $14,033   $5,233    $624
Ratio of Expenses to
   Average Net Assets (d)   0.85%(e)  0.83%(e) 0.87%(e) 0.97%(e) 0.74%(f)
Ratio of Net Investment
   Income to Average
   Net Assets (d)           8.99%     8.67%    9.19%    8.79%    2.72%(f)
Portfolio Turnover
   Rate                      245%      344%     380%     310%      23%(c)


(a)From May 27, 1994, commencement of investment operations, through December 31, 1994.

(b)Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.

(c)Based on operations for the period shown and, accordingly, are not representative of a full year.
(d)Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended December 31, 1997, 1996 and 1995 and the period ended December 31, 1994. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.94%, 1.32%, 2.71% and 30.38%, respectively and ratio of net investment income (loss) to average net assets would have been 8.56%, 8.74%, 7.05% and (26.92%), respectively.
(e)Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.
(f)Annualized

     May 1, 1999
     INVESCO VARIABLE INVESTMENT FUNDS, INC.

     INVESCO VIF-HIGH YIELD FUND

     You may obtain additional information about the Fund from several sources.

     FINANCIAL REPORTS. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

     STATEMENT OF ADDITIONAL INFORMATION. The SAI dated May 1, 1999, is a supplement to this Prospectus, and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

     INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at www.invesco.com. In addition, the Prospectus, annual report, semiannual report and SAI of the Fund are available on the SEC Web site at www.sec.gov.

     To obtain a free copy of the current annual report, semiannual report or SAI, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. Information on the Public Reference Section can be obtained by calling 1-800-SEC-0330. The SEC file numbers for the Fund are 811-8038 and 033-70154.

     To reach PAL(R), your 24-hour Personal Account Line, call:

     1-800-424-8085

     If you're in Denver, please visit one of our convenient Investor Centers:

     Cherry Creek
     155-B Fillmore Street

     Denver Tech Center
     7800 East Union Avenue


     811-8038
     PV93

PROSPECTUS  |  MAY 1, 1999
----------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (TM)
----------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF-
REALTY FUND

A mutual fund sold exclusively to insurance company separate accounts for variable annuity and variable life insurance contracts.


TABLE OF CONTENTS

Investment Goals And Strategies.................67
Fund Performance................................68
Fees And Expenses...............................68
Investment Risks................................68
Risks Associated With Particular Investments....69
Temporary Defensive Positions...................74
Portfolio Turnover..............................74
Fund Management.................................74
The Portfolio Managers..........................75
Share Price.....................................75
Taxes...........................................75
Dividends And Capital Gain Distributions........76
Voting Rights...................................76
Financial Highlights............................77










                                 [INVESCO ICON]
                                    INVESCO

The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, it has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]     INVESTMENT OBJECTIVES & STRATEGIES
[ARROW ICON]   POTENTIAL INVESTMENT RISKS
[GRAPH ICON]   PAST PERFORMANCE & POTENTIAL ADVANTAGES
[INVESCO ICON] WORKING WITH INVESCO
--------------------------------------------------------------------------------

[KEY ICON] INVESTMENT GOALS AND STRATEGIES

     FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

     INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Fund. Together with our affiliated companies, we at INVESCO control all aspects of the management of the Fund.

     The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

     Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund. INVESCO and the Fund do not control the insurance company that issues your contract and are not responsible for anything stated in the prospectus for your contract.

     The Fund tries to buy securities that will increase in value over the long term. Above-average current income is an additional consideration.

     Although the Fund can invest in debt securities, it primarily invests in equity securities that INVESCO believes will rise in price faster than other investments, as well as options and other investments whose value is based upon the values of equity securities.

     The Fund normally invests at least 65% of its assets in companies doing business in the real estate industry. The remainder of the Fund's assets are invested in other income-producing securities. The Fund's investments are diversified across the realty sector. However, because those investments are limited to a comparatively narrow segment of the economy, the Fund's investments are not as diversified as most mutual funds, and far less diversified than the broad securitites markets. This means that the Fund tends to be more volatile than other mutual funds, and the values of its portfolio investments tend to go up and down more rapidly. As a result, the value of a Fund share may rise or fall rapidly.

     The real estate industry is highly cyclical, and the value of securities issued by companies doing business in that industry may fluctuate widely. The real estate industry-- and, therefore, the performance of the Fund-- is highly sensitive to national, regional and local economic conditions, interest rates, property taxes, overbuilding and changes in rental income.

     INVESCO uses a bottom-up investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes strongly managed companies that INVESCO believes will generate above-average growth rates for the next three to five years.

[GRAPH ICON] FUND PERFORMANCE

     Performance information for the Fund is not included, because the Fund was not in existence for a year at its fiscal year end.

FEES AND EXPENSES

 ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

 VIF-REALTY FUND
 Management Fees                                  0.90%
 Distribution and Service (12b-1) Fees            None
 Other Expenses (1)(2)(3)                         7.88%
 Total Annual Fund Operating Expenses (1)(2)(3)   8.78%


     (1)Certain expenses of the Fund are being absorbed voluntarily by INVESCO pursuant to a commitment to the Fund. After absorption, the Fund's "Other Expenses" and "Total Annual Fund Operating Expenses" were 1.00% and 1.90%, respectively. This commitment may be changed at any time following consultation with the board of directors.

     (2)The Fund's actual "Total Annual Fund Operating Expenses" were lower than the figures shown, because its custodian fees were reduced under an expense offset arrangements. Because of an SEC requirement, the figures do not reflect these reductions.

     (3)The expense information presented in the table has been restated to reflect a change in the administrative fee.

     EXAMPLE

     This Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

     This Example assumes a $10,000 allocation to the Fund for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable insurance contract. The Example also assumes a hypothetical 5% return each year, and assumes that the Fund's operating expenses remain the same. Although the Fund's actual costs and performance may be higher or lower, based on these assumptions your costs would have been:

     The following reflects the costs without the absorption of expenses:(1)
                                                       1 year    3 years
                                                       $861*     $2,488*

     (1)The following reflects the costs with the absorption of expenses:
        1 year    3 years
        $193*     $597*

     *Annualized

[ARROW ICON] INVESTMENT RISKS

BEFORE ALLOCATING CONTRACT VALUES TO THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

     You should determine the level of risk with which you are comfortable before you allocate contract values to the Fund. The principal risks of any mutual fund, including the Fund, are:

     NOT INSURED. Mutual funds are not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other agency, unlike bank deposits such as CDs or savings accounts.

     NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

     POSSIBLE  LOSS  OF  INVESTMENT.   A  mutual  fund  cannot   guarantee  its
     performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

     VOLATILITY. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments.

     YEAR 2000. Many computer systems in use today may not be able to recognize any date after December 31, 1999. If these systems are not fixed by that date, it is possible that they could generate erroneous information or fail altogether. INVESCO has committed substantial resources in an effort to make sure that its own major computer systems will continue to function on and after January 1, 2000. Of course, INVESCO cannot fix systems that are beyond its control. If INVESCO's own systems, or the systems of third parties upon which it relies, do not perform properly after December 31, 1999, the Fund could be adversely affected.

     In addition, the markets for, or values of, securities in which the Fund invests may possibly be hurt by computer failures affecting portfolio investments or trading of securities beginning January 1, 2000. For example, improperly functioning computer systems could result in securities trade settlement problems and liquidity issues, production issues for individual companies and overall economic uncertainties. Individual issuers may incur increased costs in making their own systems Year 2000 compliant. The combination of market uncertainty and increased costs means that there is a possibility that Year 2000 computer issues may adversely affect the Fund's investments.

[ARROW ICON] RISKS ASSOCIATED WITH PARTICULAR INVESTMENTS

     You should consider the special factors associated with the policies discussed below in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

     POTENTIAL CONFLICTS
     Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

     MARKET RISK
     Equity stock prices vary and may fall, thus reducing the value of the Fund's investment. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market.

     CREDIT RISK
     The Fund may invest in debt instruments, such as notes and bonds. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

     DEBT SECURITIES RISK
     Debt securities include bonds, notes and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed income securities, even if the rate of interest varies over the life of the security.

     Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which the Fund invests. A decline in interest rates tends to increase the market values of debt securities in which the Fund invests.

     Moody's and Standard & Poor's ("S&P") ratings provide a useful but not certain guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated securities tend to offer higher interest rates. Lower-rated debt securities are often referred to as "junk bonds." A debt security is considered lower grade if it is rated Ba or less by Moody's or BB or less by S&P and is considered to be speculative. Although the Fund may invest in debt securities assigned lower grade ratings by S&P or Moody's, the Fund's investments are limited to debt securities rated B or higher by either S&P or Moody's.

     In addition to poor individual company performance in the marketplace or in its internal management, a significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could hurt their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely impact issuers of lower-rated debt securities. The market for lower rated straight debt securities may not be as liquid as the market for higher rated straight debt securities. Therefore, INVESCO attempts to limit purchases of lower rated securities to securities having an established secondary market.

     Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower rated securities by Standard & Poor's (categories BB, B, CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

     JUNK BOND RISK
     The Fund invests in lower-grade debt securities, commonly known as "junk bonds." Junk bonds generally pay higher interest rates than comparable higher-grade securities, and thus can produce higher income for the Fund. However, these higher interest rates are paid to compensate the Fund for the additional risk that it takes when it invests in junk bonds. Specifically, junk bonds are perceived by independent rating agencies as having a greater risk that their issuers will not be able to pay the interest and principal as they become due over the life of the bond. In addition to the loss of interest payments, the market value of a defaulted bond would likely drop, and the Fund would be forced to sell it at a loss.

     FOREIGN SECURITIES RISK

     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers.

         CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

         POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

         REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

         DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

         EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU") which as of January 1, 1999 adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time the old currencies will disappear entirely. Other European countries may adopt the euro in the future.

         The introduction of the euro presents some uncertainties and possible risks, which could adversely affect the value of securities held by the Fund.

         EMU countries, as a single market, may affect future investment decisions of the Fund. As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries - present and future - may affect the fiscal and monetary levels of those participating countries. There may be increased levels of price competition among business firms within EMU countries and between businesses in EMU and non-EMU countries. The outcome of these uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

     INTEREST RATE RISK
     Changes in interest rates will affect the resale value of debt securities held in the Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements.

     DURATION RISK
     Duration is a measure of a debt security's sensitivity to interest rate changes. Duration is usually expressed in terms of years, with longer durations usually more sensitive to interest rate fluctuations.

     LIQUIDITY RISK
     The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

     DERIVATIVES RISK
     A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk.

     OPTIONS AND FUTURES RISK
     Options and futures are common types of derivatives that the Fund may occasionally use to hedge its investments. An option is the right to buy or sell a security or other instrument, index or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index or commodity at a specific price on a specific date.

     COUNTERPARTY RISK
     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in such a transaction will not fulfill its contractual obligation to complete a transaction with the Fund.

     LACK OF TIMELY INFORMATION RISK
     Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

     The Fund generally invests in companies doing business in the real estate industry. However, in an effort to diversify its holdings and provide some protection against the risk of other investments, the Fund also may invest in other types of securities and other financial instruments as indicated in the chart below. These investments, which at any given time may constitute a significant portion of the Fund's portfolio, may have their own risks.


 ------------------------------------------------------------------------------
  INVESTMENT                                               RISKS
 ------------------------------------------------------------------------------
  AMERICAN DEPOSITORY RECEIPTS (ADRS)
  These are securities issued by U.S. banks that           Market, Information,
  represent shares of foreign corporations held by those   Political, Regulatory,
  banks.  Although traded in U.S. securities markets and   Diplomatic, Liquidity
  valued in U.S. dollars, ADRs carry most of the risks of  and Currency Risks investing directly in foreign securities.
 ------------------------------------------------------------------------------------
   DEBT SECURITIES
  Securities issued by private companies or governments    Market, Credit, Interest
  representing  an  obligation  to pay  interest  and      Rate and Duration Risks
  to repay principal when the security matures.
 ------------------------------------------------------------------------------------
   DELAYED DELIVERY OR WHEN-ISSUED SECURITIES
  Ordinarily, the Fund purchases securities and pays for   Market and Interest Rate
  them in cash at the normal trade settle ment time. When  Risks the Fund purchases a delayed delivery or when-issued
  security, it promises to pay in the future  for
  example, when the security is actually available for
  delivery to the Fund. The Fund's obligation to pay and
  the interest rate it receives, in the case of debt
  securi ties, usually are fixed when the Fund promises
  to pay. Between the date the Fund promises to pay and
  the date the securities are actually received, the Fund
  receives no interest on its investment, and bears the
  risk that the market value of the when-issued security
  may decline.
 ------------------------------------------------------------------------------------

 ------------------------------------------------------------------------------------
  INVESTMENT                                                RISKS
 ------------------------------------------------------------------------------------
  FORWARD FOREIGN CURRENCY CONTRACTS
  A contract to exchange an amount of currency on a date   Currency, Political,
  in the future at an agreed-upon exchange rate might be   Diplomatic and
  used by the Fund to hedge against changes in foreign     Regulatory Risks
  currency exchange rates when the Fund invests in foreign
  securities. Does not reduce price fluctuations in
  foreign securities, or prevent losses if the
  prices of those securities decline.
 ------------------------------------------------------------------------------------
  FUTURES
  A futures contract is an agreement to buy or sell a      Market, Liquidity, and
  specific amount of a financial instrument (such as an    Options and Futures Risks
  index option) at a stated price on a stated date.  The
  Fund uses futures contracts to provide liquidity and to
  hedge portfolio value.
 ------------------------------------------------------------------------------------
  ILLIQUID SECURITIES
  Securities that cannot be sold quickly at  fair value.   Liquidity Risk
 ------------------------------------------------------------------------------------
  JUNK BONDS
  Debt securities that are rated BB or lower by Standard   Market, Credit, Interest
  & Poor's or Ba or lower by Moody's.  Tend to pay higher  Rate and Duration Risks interest rates than  higher-rated  debt securities, but
  carry a higher credit risk.
 ------------------------------------------------------------------------------------
  MORTAGE-BACKED SECURITIES
  Securities issued or guaranteed by t he U.S. government  Interest Rate Risk or federal agencies,  repre senting  interests in pools
  of mortages  purchased from  lending  institutions.
  Interest and  principal  is "passed  through" to
  holders of the  security.  When interst  rates drop and
  homeowners  refinance mortages at lower rates, the value
  of mortage-backed securities tends to drop.
 ------------------------------------------------------------------------------------
  OPTION
  The obligation or right to deliver or receive a          Credit, Information,
  security or other instrument, index or comodity, or      Liquidity, and Options
  cash payment depending on the price of the underlying    and Futures Risks
  security or the performance of an index or other
  benchmark.  Includes options on specific securities and
  stock indices, and stock index futures.  Used in Fund's
  portfolio to provide liquidity and hedge portfolio
  value.
 ------------------------------------------------------------------------------------
  REAL ESTATE INVESTMENT TRUST                             Interest Rate and Market
  Trusts that invest in real estate or interests in real   Risks
  estate. Shares  of REITs are publicly traded and are
  subject to the same risks as any other security, as
  well as risks specific to the real estate industry,
  including decline in value of real estate, general and
  local economic conditions and interest rate
  fluctuations.
 ------------------------------------------------------------------------------------
  REPURCHASE AGREEMENT
  A contract under which the seller of a security agrees   Credit and Counterparty
  to buy it back at an agreed-upon price and time in the   Risks
  future.
 ------------------------------------------------------------------------------------

 ------------------------------------------------------------------------------------
  INVESTMENT                                                RISKS
 ------------------------------------------------------------------------------------
  RULE 144A SECURITIES
  Securities that are not registered, but which are         Liquidity Risk
  bought and sold solely by institutional inves tors.
  The Fund considers many Rule 144A securities to be
  "liquid," although the market for such securities
  typically is less active than the public securities
  markets.
 ------------------------------------------------------------------------------------


[ARROW ICON] TEMPORARY DEFENSIVE POSITIONS

     When  securities  markets  or  economic   conditions  are  unfavorable  or
     unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid such as high quality money market instruments, like short-term U.S. government obligations, commercial paper or repurchase agreements. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROW ICON] PORTFOLIO TURNOVER

     We actively manage and trade the Fund's portfolio. Therefore, the Fund may have a high portfolio turnover rate compared to many other mutual funds. The Fund had a portfolio turnover rate for the fiscal year ended December 31, 1998 of 200%.

     A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may result in higher brokerage commissions.

[INVESCO ICON] FUND MANAGEMENT

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $275 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.


THE INVESTMENT ADVISER

     INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Fund. INVESCO was founded in 1932 and manages over $21.2 billion for more than 900,000 shareholders of 51 INVESCO mutual funds. INVESCO performs a wide variety of other ser-vices for the Funds, including administration and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares). INVESCO Realty Advisors, Inc. ("IRAI") is the sub-adviser to the Fund. A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI"), is the Fund's distributor and is responsible for the sale of the Fund's shares.

     INVESCO, IRAI and IDI are subsidiaries of AMVESCAP PLC.

     The Fund paid 0.90% of its average annual net assets to INVESCO for its advisory services in the fiscal year ended December 31, 1998.

[INVESCO ICON] THE PORTFOLIO MANAGERS

     The Fund's investments are selected by a team of IRAI portfolio managers that is collectively responsible for the investment decisions relating to the Fund. When we refer to team management without naming individual portfolio managers, we mean a system by which a senior investment policy group sets the allocation of Fund assets and risk controls, while individual portfolio managers select individual securities within those allocations.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST & DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
-----------------------------------
 / NUMBER OF SHARES
 = YOUR SHARE PRICE (NAV)

     The value of Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of trading on that exchange (normally, 4:00 p.m. New York time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which, generally, is on weekends and national holidays in the U.S.

     NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

     In addition, foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[GRAPH ICON] TAXES

     The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a "regulated investment company" and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

     Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

     NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY.

     The Fund intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, no less frequently than annually. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.


[INVESCO ICON] VOTING RIGHTS

     Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

     FINANCIAL HIGHLIGHTS

     (For a Fund Share Outstanding Throughout Each Period)

     The following information has been audited by PricewaterhouseCoopers LLP, independent accountants. This information should be read in conjunction with the audited financial statements and the Report of Independent Accountants thereon appearing in the Company's 1998 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. Both are available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus. The Annual Report also contains information about the Fund's performance.


                                          PERIOD ENDED
                                           DECEMBER 31
 -----------------------------------------------------
                                              1998(a)
 PER SHARE DATA
 Net Asset Value - Beginning of Period      $10.00
 -----------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income                        0.29

 Net Losses on Securities
  (Both Realized and Unrealized)             (1.88)

 ----------------------------------------------------
 TOTAL FROM INVESTMENT OPERATIONS            (1.59)
 ----------------------------------------------------
 LESS DISTRIBUTIONS
 Dividends from Net Investment Income         0.19
 ----------------------------------------------------
 Net Asset Value - End of Period             $8.22
 ====================================================

 TOTAL RETURN(b)                            (15.88%)(c)

RATIOS
 Net Assets  End of Period ($000  Omitted)    $501
 Ratio of Expenses to Average
   Net Assets(d)(e)                           1.90%(f)
 Ratio of Net Investment Income
   to Average Net Assets(d)                   4.94%(f)
 Portfolio Turnover Rate                       200%(c)(g)


(a)From April 1, 1998, commencement of investment operations, through December 31, 1998.
(b)Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the period shown.
(c)Based on operations for the period shown and, accordingly, are not representative of a full year.
(d)Various expenses of the Fund were voluntarily absorbed by INVESCO for the period ended December 31, 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 8.54% (annualized) and ratio of net investment loss to average net assets would have been (1.70%) (annualized).
(e)Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.
(f)Annualized
(g)Portfolio turnover was greater than expected during this period due to active trading undertaken in response to market conditions at a time when the Fund's assets were still relatively small and before the Fund was fully invested.

     MAY 1, 1999
     INVESCO VARIABLE INVESTMENT FUNDS, INC.

     INVESCO VIF-REALTY FUND


     You may obtain additional information about the Fund from several sources.

     FINANCIAL REPORTS. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

     STATEMENT OF ADDITIONAL INFORMATION. The SAI dated May 1, 1999, is a supplement to this Prospectus, and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

     INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at www.invesco.com. In addition, the Prospectus, annual report, semiannual report and SAI of the Fund are available on the SEC Web site at www.sec.gov.

     To obtain a free copy of the current annual report, semiannual report or SAI, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. Information on the Public Reference Section can be obtained by calling 1-800-SEC-0330. The SEC file numbers for the Fund are 811-8038 and 033-70154.

     To reach PAL(R), your 24-hour Personal Account Line, call:

     1-800-424-8085

     If you're in Denver, please visit one of our convenient Investor Centers:

     Cherry Creek
     155-B Fillmore Street


     Denver Tech Center
     7800 East Union Avenue



     PV17  811-8038

PROSPECTUS | MAY 1, 1999
----------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (TM)
----------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO VIF -
SMALL COMPANY
GROWTH FUND

A mutual fund sold exclusively to insurance company separate accounts for variable annuity and variable life insurance contracts.



TABLE OF CONTENTS

Investment Goals And Strategies..................80
Fund Performance.................................81
Fees And Expenses................................81
Investment Risks.................................82
Risks Associated With Particular Investments.....83
Temporary Defensive Positions....................87
Fund Management..................................87
The Portfolio Managers...........................87
Share Price......................................88
Taxes............................................88
Dividends And Capital Gain Distributions.........88
Voting Rights....................................88
Financial Highlights.............................89










                                 [INVESCO ICON]
                                    INVESCO


The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, it has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]     INVESTMENT OBJECTIVES & STRATEGIES

[ARROW ICON]   POTENTIAL INVESTMENT RISKS

[GRAPH ICON]   PAST PERFORMANCE & POTENTIAL ADVANTAGES

[INVESCO ICON] WORKING WITH INVESCO
--------------------------------------------------------------------------------

[KEY ICON] INVESTMENT GOALS AND STRATEGIES

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

     INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Fund. Together with our affiliated companies, we at INVESCO control all aspects of the management of the Fund.

     The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

     Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund. INVESCO and the Fund do not control the insurance company that issues your contract and are not responsible for anything stated in the prospectus for your contract.

     The Fund tries to buy securities that will increase in value over the long term.


     The Fund normally invests at least 65% of its assets in equity securities of companies with market capitalizations of $1 billion or less. INVESCO uses a bottom-up investment approach to the Fund's investment portfolio, focusing on companies that are in the developing stages of their life cycles. Using this approach, we try to identify companies that we believe are undervalued in the marketplace, have earnings which may be expected to grow faster than the U.S. economy in general, and/or offer the potential for accelerated earnings growth due to rapid growth of sales, new products, management changes, or structural changes in the economy. The prices of securities issued by these small companies tend to rise and fall more rapidly than those of more established companies. Therefore, the value of shares of the Fund tends to rise and fall more rapidly than it would if the Fund invested in larger companies. Because of its strategy, the Fund has relatively few investments in larger companies. The prices of securities of smaller companies -- and also the Fund's price per share -- may move up or down more rapidly than those of larger companies or the broad stock markets.

     The remainder of the Fund's assets can be invested in a wide range of securities that may or may not be issued by small companies. In addition to equity securities, the Fund can invest in foreign securities and debt securities, including so-called "junk bonds."

[GRAPH ICON] FUND PERFORMANCE

     The bar chart below shows the Fund's actual yearly performance ended December 31 (commonly known as its "total return") since inception. The table below shows average annual returns for various periods ended December 31, 1998 for the Fund compared to the Russell 2000 Index. The information in the chart and table illustrates the variability of the Fund's returns and how its performance compared to a broad measure of market performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the year to year performance of the Fund. Remember, past performance does not indicate how the Fund will perform in the future.(1)

     The Fund's returns are net of its expenses, but do not reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.

  VIF-SMALL COMPANY GROWTH FUND
  ACTUAL ANNUAL TOTAL RETURN (2)

The bar chart shows the actual yearly
performance ended December 31.

Best Calendar qtr.   12/98   27.57%
Worst Calendar qtr.   9/98  -17.29%
                                                   AVERAGE ANNUAL RETURN
                                                 ------------------------------
                                                            SINCE
                                                 1 YEAR     INCEPTION (8/97)(2)
     --------------------------------------------------------------------------
      VIF-Small Company Growth Fund               16.38%      11.11%
      Russell 2000 Index (1)                      -2.55%       0.81%



   (1)The Russell 2000 Index is an unmanaged index that shows performance of smaller-capitalization stocks. Please keep in mind that the index does not pay brokerage, management or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.

   (2)Total return figures include reinvested dividends and capital gain distributions, and include the effect of the Fund's expenses.


FEES AND EXPENSES

     ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

     VIF  - SMALL COMPANY GROWTH FUND
     Management Fees                                   0.75%
     Distribution and Service (12b-1)Fees              None
     Other Expenses (1)(2)(3)                          11.92%
     Total Annual Fund Operating Expenses (1)(2)(3)    12.67%


     (1)Certain expenses of the Fund are being absorbed voluntarily by INVESCO pursuant to a commitment to the Fund. After absorption, the Fund's "Other Expenses" and "Total Annual Fund Operating Expenses" were 1.12% and 1.87%, respectively. This commitment may be changed at any time following consultation with the board of directors.

     (2)The Fund's actual "Total Annual Fund Operating Expenses" were lower than the figures shown, because its custodian fees were reduced under an expense offset arrangement. Because of an SEC requirement, the figures shown do not reflect these reductions.

     (3)The expense information presented in the table has been restated to reflect a change in the administrative fee.


     EXAMPLE

     This Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

     This Example assumes a $10,000 allocation to the Fund for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable insurance contract. The Example also assumes a hypothetical 5% return each year, and assumes that the Fund's operating expenses remain the same. Although the Fund's actual costs and performance may be higher or lower, based on these assumptions your costs would have been:

     The following reflects the costs without absorption of expenses:(1)
                          1 year     3 years   5 years  10 years
                          $1,218     $3,382    $5,227   $8,732


     (1)The following reflects the costs with the absorption of expenses:
        1 year     3 years   5 years  10 years
        $190       $588      $1,011   $2,190

[ARROW ICON] INVESTMENT RISKS

     BEFORE ALLOCATING CONTRACT VALUES TO THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

     You should determine the level of risk with which you are comfortable before you allocate contract values to the Fund. The principal risks of any mutual fund, including the Fund, are:

     NOT INSURED. Mutual funds are not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other agency, unlike bank deposits such as CDs or savings accounts.

     NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

     POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

     VOLATILITY. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments.

     YEAR 2000. Many computer systems in use today may not be able to recognize any date after December 31, 1999. If these systems are not fixed by that date, it is possible that they could generate erroneous information or fail altogether. INVESCO has committed substantial resources in an effort to make sure that its own major computer systems will continue to function on and after January 1, 2000. Of course, INVESCO cannot fix systems that are beyond its control. If INVESCO's own systems, or the systems of third parties upon which it relies, do not perform properly after December 31, 1999, the Fund could be adversely affected.

     In addition, the markets for, or values of, securities in which the Fund invests may possibly be hurt by computer failures affecting portfolio investments or trading of securities beginning January 1, 2000. For example, improperly functioning computer systems could result in securities trade settlement problems and liquidity issues, production issues for individual companies and overall economic uncertainties. Individual issuers may incur increased costs in making their own systems Year 2000 compliant. The combination of market uncertainty and increased costs means that there is a possibility that Year 2000 computer issues may adversely affect the Fund's investments.

[ARROW ICON] RISKS ASSOCIATED WITH PARTICULAR INVESTMENTS

     You should consider the special factors associated with the policies discussed below in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

     POTENTIAL CONFLICTS
     Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

     MARKET RISK
     Equity stock prices vary and may fall, thus reducing the value of the Fund's investment. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market.

     CREDIT RISK
     The Fund may invest in debt instruments, such as notes and bonds. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

     DEBT SECURITIES RISK
     Debt securities include bonds, notes and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed income securities, even if the rate of interest varies over the life of the security.

     Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which the Fund invests. A decline in interest rates tends to increase the market values of debt securities in which the Fund invests.

     Moody's and Standard & Poor's ("S&P") ratings provide a useful but not certain guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated securities tend to offer higher interest rates. Lower-rated debt securities are often referred to as "junk bonds." A debt security is considered lower grade if it is rated Ba or less by Moody's or BB or less by S&P and is usually considered to be speculative.

     In addition to poor individual company performance in the marketplace or in its internal management, a significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could hurt their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely impact issuers of lower-rated debt securities. The market for lower rated straight debt securities may not be as liquid as the market for higher rated straight debt securities. Therefore, INVESCO attempts to limit purchases of lower rated securities to securities having an established secondary market.

     Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower rated securities by Standard & Poor's (categories BB, B, CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

     JUNK BOND RISK
     The Fund invests in lower-grade debt securities, commonly known as "junk bonds." Junk bonds generally pay higher interest rates than comparable higher-grade securities, and thus can produce higher income for the Fund. However, these higher interest rates are paid to compensate the Fund for the additional risk that it takes when it invests in junk bonds. Specifically, junk bonds are perceived by independent rating agencies as having a greater risk that their issuers will not be able to pay the interest and principal as they become due over the life of the bond. In addition to the loss of interest payments, the market value of a defaulted bond would likely drop, and the Fund would be forced to sell it at a loss.

     FOREIGN SECURITIES RISK
     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers.

        CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

        POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

        REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

        DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

        EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU") which as of January 1, 1999 adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time the old currencies will disappear entirely. Other European countries may adopt the euro in the future.

        The introduction of the euro presents some uncertainties and possible risks, which could adversely affect the value of securities held by the Fund.

        EMU countries, as a single market, may affect future investment decisions of the Fund. As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries - present and future - may affect the fiscal and monetary levels of those participating countries. There may be increased levels of price competition among business firms within EMU countries and between businesses in EMU and non-EMU countries. The outcome of these uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

     INTEREST RATE RISK
     Changes in interest rates will affect the resale value of debt securities held in the Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements.

     DURATION RISK
     Duration is a measure of a debt security's sensitivity to interest rate changes. Duration is usually expressed in terms of years, with longer durations usually more sensitive to interest rate fluctuations.

     LIQUIDITY RISK
     The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

     DERIVATIVES RISK
     A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk.

     OPTIONS AND FUTURES RISK
     Options and futures are common types of derivatives that a Fund may occasionally use to hedge its investments. An option is the right to buy or sell a security or other instrument, index or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index or commodity at a specific price on a specific date.

     COUNTERPARTY RISK
     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in such a transaction will not fulfill its contractual obligation to complete a transaction with the Fund.

     LACK OF TIMELY INFORMATION RISK
     Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

     The Fund generally invests in equity securities with market capitalizations of $1 billion or less. However, in an effort to diversify its holdings and provide some protection against the risk of other investments, the Fund also may invest in other types of securities and other financial instruments, as indicated in the chart below. These investments, which at any given time may constitute a significant portion of the Fund's portfolio, have their own risks.

----------------------------------------------------------------------------------------
 INVESTMENT                                                  RISKS
----------------------------------------------------------------------------------------
 AMERICAN DEPOSITORY RECEIPTS (ADRS)
 These are securities issued by U.S. banks that represent    Market, Information,
 shares of foreign corporations held by those banks.         Political, Regulatory,
 Although traded in U.S. securities markets and valued in    Diplomatic, Liquidity and
 U.S. dollars, ADRs carry most of the risks of investing     Currency Risks
 directly in foreign securities.
----------------------------------------------------------------------------------------
 DEBT SECURITIES
 Securities issued by private companies or governments       Market, Credit, Interest
 representing an obligation to pay interest and to repay     Rate and Duration Risks
 principal when the security matures.
----------------------------------------------------------------------------------------
 FORWARD FOREIGN CURRENCY CONTRACTS
 A contract to exchange an amount of currency on a date in   Currency, Political,
 the future at an agreed-upon exchange rate might be used    Diplomatic and
 by the Fund to hedge against changes in foreign currency    Regulatory Risks
 exchange rates when the Fund invests in foreign
 securities.  Does not reduce price fluctuations in foreign
 securities, or prevent losses if the prices of those
 securities decline.
----------------------------------------------------------------------------------------
 FUTURES
 A futures contract is an agreement to buy or sell a          Market, Liquidity and
 specific amount of a financial instrument (such as an        Options and Futures
 index option) at a stated price on a stated date.  The       Risks
 Fund uses futures contracts to provide liquidity and
 to hedge portfolio value.
----------------------------------------------------------------------------------------
 ILLIQUID  SECURITIES
 Securities that cannot be sold quickly at fair value.        Liquidity Risk
----------------------------------------------------------------------------------------
 JUNK BONDS
 Debt securities that are rated BB or lower by Standard &     Market, Credit, Interest
 Poor's or Ba or lower by Moody's.  Tend to pay higher        Rate and Duration Risks
 interest rates than  higher-rated  debt  securities,
 but carry a higher credit risk.
----------------------------------------------------------------------------------------
 OPTION
 The obligation or right to deliver or receive a security     Credit, Information,
 or other instrument, index or commodity, or cash payment     Liquidity and Options
 depending on the price of the underlying security or the     and Futures Risks
 performance of an index or other benchmark.  Includes
 options on specific securities and stock indi ces, and
 stock index futures.  Used in Fund's portfolio to provide
 liquidity and hedge portfolio value.
----------------------------------------------------------------------------------------
 REPURCHASE AGREEMENT
 A contract under which the seller of a security agrees to   Credit and Counterparty
 buy it back at an agreed-upon price and time in the future. Risks
----------------------------------------------------------------------------------------
 RULE 144A SECURITIES
 Securities that are not registered, but which are bought    Liquidity Risk
 and sold solely by institutional  investors.  The Fund
 considers many Rule 144A securities to be "liquid,"
 although the market for such securities typically is
 less active than the public securities markets.
----------------------------------------------------------------------------------------

[ARROW ICON] TEMPORARY DEFENSIVE POSITIONS

     When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid such as high quality money market instruments, like short-term U.S. government obligations, commercial paper or repurchase agreements. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[INVESCO ICON] FUND MANAGEMENT

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $275 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

THE INVESTMENT ADVISER

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Fund. INVESCO was founded in 1932 and manages over $21.2 billion for more than 900,000 shareholders of 51 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administration and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares). A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI"), is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The Fund paid 0.75% of its average annual net assets to INVESCO for its advisory services in the fiscal year ended December 31, 1998.

[INVESCO ICON] THE PORTFOLIO MANAGERS

     The following individuals are primarily responsible fo the day-to-day management of the Fund's portfolio holdings:

     STACIE COWELL is a Chartered Financial Analyst who joined INVESCO in 1997. She is the lead portfolio manager of the Fund and is also a vice president of INVESCO. Before joining us, Stacie was a senior equity analyst with Founders Asset Management and with Chase Manhattan Bank. She received her B.A. in Economics from Colgate University.

     TIMOTHY J. MILLER is a Chartered Financial Analyst, and is a director and senior vice president of INVESCO, where he has had progressively more responsible investment professional positions since joining the company in 1992. He is also a co-portfolio manager of the Fund. Before joining INVESCO, Tim was a portfolio manager with Mississippi Valley Advisors. He holds an M.B.A. from the University of Missouri - St. Louis and a B.S.B.A. from St. Louis University.

     TRENT E. MAY is a Chartered Financial Analyst who joined INVESCO in 1996. He is a co-portfolio manager of the Fund and is also a vice president of INVESCO. Before joining us, he was with Munder Capital Management and SunBank Capital Management. He holds an M.B.A. from Rollins College and a B.S. in Engineering from Florida Institute of Technology.

     Stacie Cowell, Tim Miller and Trent May are three members of the INVESCO Growth Team, which is led by Timothy J. Miller.

[INVESCO ICON] SHARE PRICE

CURRENT  MARKET VALUE OF FUND ASSETS
+ ACCRUED  INTEREST  AND  DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
------------------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV).

     The value of Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of trading on that exchange (normally, 4:00 p.m. New York time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which, generally, is on weekends and national holidays in the U.S.

     NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

     In addition, foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[GRAPH ICON] TAXES
     The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a "regulated investment company" and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

     Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

     NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY.

     The Fund intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, no less frequently than annually. All dividends and distributions of the Fund are reinvested in additional

[INVESCO ICON] VOTING RIGHTS
     Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

     FINANCIAL HIGHLIGHTS

     (For a Fund Share Outstanding Throughout Each Period)

     The following information has been audited by PricewaterhouseCoopers LLP, independent accountants. This information should be read in conjunction with the audited financial statements and the Report of Independent Accountants thereon appearing in the Company's 1998 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. Both are available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus. The Annual Report also contains information about the Fund's performance.

                                          Year Ended      Period Ended
                                          December 31     December 31
                                          ------------------------------
                                              1998             1997(a)
PER SHARE DATA
Net Asset Value - Beginning of Period        $9.91           $10.00
------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS            (0.01)            0.02
Net Investment Income
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)             1.62            (0.11)
------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS              1.61            (0.09)
------------------------------------------------------------------------
LESS DISTRIBUTIONS
In Excess of Net Investment Income            0.01             0.00
Net Asset Value - End of Period             $11.51            $9.91
========================================================================

TOTAL RETURN(b)                              16.38%           (0.90%)(c)

RATIOS
Net Assets  End of Period                   $1,036             $247
  ($000 Omitted)
Ratio of Expenses to Average
  Net Assets(d)(e)                            1.87%            0.61%(f)
Ratio of Net Investment Income
  to Average Net Assets(d)                   (0.90%)           0.52%(f)
Portfolio Turnover Rate                         92%              25%(c)


(a) From August 25, 1997, commencement of investment operations, through December 31, 1997.
(b) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the period shown.
(c) Based on operations for the period shown and, accordingly, are not representative of a full year.

(d) Various expenses of the Fund were voluntarily absorbed by INVESCO for the year ended December 31, 1998 and all of the expenses of the Fund were voluntarily absorbed by INVESCO for the period ended December 31, 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 12.46% and 35.99% (annualized), respectively, and ratio of net investment loss to average net assets would have been (11.49%) and (34.86%) (annualized), respectively.

(e) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.
(f) Annualized

     May 1, 1999

     INVESCO VARIABLE INVESTMENT FUNDS, INC.

     INVESCO VIF - SMALL COMPANY GROWTH FUND

     You may obtain additional information about the Fund from several sources.

     FINANCIAL REPORTS. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

     STATEMENT OF ADDITIONAL INFORMATION. The SAI dated May 1, 1999, is a supplement to this Prospectus, and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

     INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at www.invesco.com. In addition, the Prospectus, annual report, semiannual report and SAI of the Fund are available on the SEC Web site at www.sec.gov.

     To obtain a free copy of the current annual report, semiannual report or SAI, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. Information on the Public Reference Section can be obtained by calling 1-800-SEC-0330. The SEC file numbers for the Fund are 811-8038 and 033-70154.

     To reach PAL(R), your 24-hour Personal Account Line, call:

     1-800-424-8085

     If you're in Denver, please visit one of our convenient Investor Centers:

     Cherry Creek
     155-B Fillmore Street

     Denver Tech Center
     7800 East Union Avenue




     PV14  811-8038

PROSPECTUS | MAY 1, 1999
---------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (TM)


INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF-
TECHNOLOGY FUND


A mutual fund sold exclusively to insurance company separate accounts for variable annuity and variable life insurance contracts.


TABLE OF CONTENTS

Investment Goals And Strategies.................92
Fund Performance................................93
Fees And Expenses...............................93
Investment Risks................................94
Risks Associated With Particular Investments....95
Temporary Defensive Positions...................97
Portfolio Turnover..............................98
Fund Management.................................98
The Portfolio Manager...........................98
Share Price.....................................99
Taxes...........................................99
Dividends And Capital Gain Distributions........99
Voting Rights...................................99
Financial Highlights............................100













                                 [INVESCO ICON]
                                    INVESCO


 The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, it has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]     INVESTMENT OBJECTIVES & STRATEGIES

[ARROW ICON]   POTENTIAL INVESTMENT RISKS

[GRAPH ICON]   PAST PERFORMANCE & POTENTIAL ADVANTAGES

[INVESCO ICON] WORKING WITH INVESCO
--------------------------------------------------------------------------

[KEY ICON] INVESTMENT GOALS AND STRATEGIES

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

     INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Fund. Together with our affiliated companies, we at INVESCO control all aspects of the management of the Fund.

     The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

     Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund. INVESCO and the Fund do not control the insurance company that issues your contract and are not responsible for anything stated in the prospectus for your contract.

     The Fund is aggressivley managed. Although the Fund can invest in debt securities, it primarily invests in equity securities that INVESCO believes will rise in price faster than other investments, as well as options and other investments whose value is based upon the values of equity securities.

     The Fund seeks capital appreciation and normally invests at least 80% of its total assets in the equity securities of companies engaged in technology-related industries. These include, but are not limited to, communications, computers, video, electronics, oceanography, office and factory automation, and robotics. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. The Fund's investments are diversified across the technology sector. However, because the investments are limited to a comparatively narrow segment of the economy, the Fund's investments are not as diversified as most mutual funds, and far less diversified than the broad securities markets. This means that the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments tend to go up and down more rapidly. As a result, the value of a Fund share may rise or fall rapidly.

     A core portion of the Fund's portfolio is invested in market-leading technology companies that we believe will maintain or improve their market share regardless of overall economic conditions. These companies are usually large, established firms which are leaders in their field and have a strategic advantage over many of their competitors. The remainder of the Fund's portfolio consists of faster-growing, more volatile technology companies that INVESCO believes to be emerging leaders in their fields. The market prices of these companies tend to rise and fall more rapidly than those of larger, more established companies.

[GRAPH ICON] FUND PERFORMANCE

     The bar chart below shows the Fund's actual yearly performance ended December 31 (commonly known as its "total return") since inception. The table below shows average annual returns for various periods ended December 31, 1998 for the Fund compared to the S&P 500 Index. The information in the chart and table illustrates the variability of the Fund's returns and how its performance compared to a broad measure of market performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the year to year performance of the Fund. Remember, past performance does not indicate how the Fund will perform in the future.(1)

     The Fund's returns are net of its expenses, but do not reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.

      VIF-TECHNOLOGY FUND
  ACTUAL ANNUAL TOTAL RETURN (2)

The bar chart shows the actual yearly
performance ended December 31.

Best Calendar qtr.   12/98   29.99%
Worst Calendar qtr.   9/98  -18.86%
                                                   AVERAGE ANNUAL RETURN
                                                 ------------------------------
                                                            SINCE
                                                 1 YEAR     INCEPTION (5/97)(2)
     --------------------------------------------------------------------------
      VIF-Technology Fund                          25.69%        25.46%
      S&P 500 Index (1)                            28.53%        28.25%


  (1)The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. Please keep in mind that the index does not pay brokerage, management or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.

  (2)Total return figures include reinvested dividends and capital gain distributions, and include the effect of the Fund's expenses.


FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

VIF-TECHNOLOGY FUND
Management Fees                                  0.75%
Distribution and Service (12b-1) Fees            None
Other Expenses (1)(2)(3)                         5.85%
Total Annual Fund Operating Expenses (1)(2)(3)   6.60%



     (1)Certain expenses of the Fund are being absorbed voluntarily by INVESCO pursuant to a commitment to the Fund. After absorption, the Fund's "Other Expenses" and "Total Annual Fund Operating Expenses" were 0.65% and 1.40%, respectively. This commitment may be changed at any time following consultation with the board of directors.

     (2)The Fund's actual "Total Annual Fund Operating Expenses" were lower than the figures shown, because its custodian fees were reduced under an expense offset arrangement. Because of an SEC requirement, the figures shown do not reflect these reductions.

     (3)The expense information presented in the table has been restated to reflect a change in the administrative fee.

     EXAMPLE

     This Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

     This Example assumes a $10,000 allocation to the Fund for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable insurance contract. The Example also assumes a hypothetical 5% return each year, and assumes that the Fund's operating expenses remain the same. Although the Fund's actual costs and performance may be higher or lower, based on these assumptions your costs would have been:

     The following  reflects the costs without the absorption of expenses:(1)
                                    1 year    3 years   5 years  10 years
                                    $655      $1,993    $3,171   $6,095

     (1)The following reflects the costs with the absorption of expenses:
        1 year     3 years   5 years  10 years
        $143       $443      $766     $1,680

[ARROW ICON] INVESTMENT RISKS

     BEFORE ALLOCATING CONTRACT VALUES TO THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

     You should determine the level of risk with which you are comfortable before you allocate contract values to the Fund. The principal risks of any mutual fund, including the Fund, are:

     NOT INSURED. Mutual funds are not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other agency, unlike bank deposits such as CDs or savings accounts.

     NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

     POSSIBLE  LOSS  OF  INVESTMENT.   A  mutual  fund  cannot   guarantee  its
     performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

     VOLATILITY. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments.

     YEAR 2000. Many computer systems in use today may not be able to recognize any date after December 31, 1999. If these systems are not fixed by that date, it is possible that they could generate erroneous information or fail altogether. INVESCO has committed substantial resources in an effort to make sure that its own major computer systems will continue to function on and after January 1, 2000. Of course, INVESCO cannot fix systems that are beyond its control. If INVESCO's own systems, or the systems of third parties upon which it relies, do not perform properly after December 31, 1999, the Fund could be adversely affected.

     In addition, the markets for, or values of, securities in which the Fund invests may possibly be hurt by computer failures affecting portfolio investments or trading of securities beginning January 1, 2000. For example, improperly functioning computer systems could result in securities trade settlement problems and liquidity issues, production issues for individual companies and overall economic uncertainties. Individual issuers may incur increased costs in making their own systems Year 2000 compliant. The combination of market uncertainty and increased costs means that there is a possibility that Year 2000 computer issues may adversely affect the Fund's investments.

[ARROW ICON] RISKS ASSOCIATED WITH PARTICULAR INVESTMENTS

     You should consider the special factors associated with the policies discussed below in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

     POTENTIAL CONFLICTS
     Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

     MARKET RISK
     Equity stock prices vary and may fall, thus reducing the value of the Fund's investment. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market.

     CREDIT RISK
     The Fund may invest in debt instruments, such as notes and bonds. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

     FOREIGN SECURITIES RISK
     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers.

          CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

          POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

          REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S.may permit trading practices that are not allowed in the U.S.

          DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

          EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU") which as of January 1, 1999 adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time the old currencies will disappear entirely. Other European countries may adopt the euro in the future.

          The introduction of the euro presents some uncertainties and possible risks, which could adversely affect the value of securities held by the Fund.

          EMU countries, as a single market, may affect future investment decisions of the Fund. As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries - present and future - may affect the fiscal and monetary levels of those participating countries. There may be increased levels of price competition among business firms within EMU countries and between businesses in EMU and non-EMU countries. The outcome of these uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

     INTEREST RATE RISK
     Changes in interest rates will affect the resale value of debt securities held in the Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements.

     DURATION RISK
     Duration is a measure of a debt security's sensitivity to interest rate changes. Duration is usually expressed in terms of years, with longer durations usually more sensitive to interest rate fluctuations.

     LIQUIDITY RISK
     The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

     DERIVATIVES RISK
     A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk.

     OPTIONS AND FUTURES RISK
     Options and futures are common types of derivatives that the Fund may occasionally use to hedge its investments. An option is the right to buy or sell a security or other instrument, index or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index or commodity at a specific price on a specific date.

     COUNTERPARTY RISK
     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in such a transaction will not fulfill its contractual obligation to complete a transaction with the Fund.

     LACK OF TIMELY INFORMATION RISK
     Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

     The Fund generally invests in equity securities of companies engaged in technology related industries. However, in an effort to diversify its holdings and provide some protection against the risk of other investments, the Fund also may invest in other types of securities and other financial instruments as indicated in the chart below. These investments, which at any given time may constitute a significant portion of the Fund's portfolio, may have their own risks.


-------------------------------------------------------------------------------------
 INVESTMENT                                                RISKS
-------------------------------------------------------------------------------------
 AMERICAN DEPOSITORY RECEIPTS (ADRS)
 These are securities issued by U.S. banks that represent  Market, Information,
 shares of foreign corporations held by those banks.       Political, Regulatory,
 Although traded in U.S. securities markets and valued in  Diplomatic, Liquidity
 U.S. dollars, ADRs carry most of the risks of investing   and Currency Risks
 directly in foreign securities.
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
 INVESTMENT                                                RISKS
-------------------------------------------------------------------------------------
 DEBT SECURITIES
 Securities issued by private companies or governments     Market, Credit, Interest
 representing an obligation to pay interest and to repay   Rate and Durtion Risks
 principal when the security matures.
-------------------------------------------------------------------------------------
 FORWARD FOREIGN CURRENCY CONTRACTS
 A contract to exchange an amount of currency on a date    Currency, Political,
 in the future at an agreed-upon exchange rate might be    Diplomatic and
 used by the Fund to hedge against changes in foreign      Regulatory Risks
 currency exchange rates when the Fund invests in foreign
 securities.  Does not reduce price fluctuations in
 foreign securities, or prevent losses if the prices of
 those securities decline.
-------------------------------------------------------------------------------------
 FUTURES
 A futures contract is an agreement to buy or sell a       Market, Liquidity  and
 specific amount of a financial instrument (such as an     Options and Futures Risks
 index option) at a stated price on a stated date.  The
 Fund uses futures contracts to provide liquidity and
 to hedge portfolio value.
-------------------------------------------------------------------------------------
 ILLIQUID SECURITIES
 Securities that cannot be sold quickly at  fair value.    Liquidity Risk
-------------------------------------------------------------------------------------
 OPTION
 The obligation or right to deliver or receive a security  Credit, Information,
 or other instrument, index or commodity, or cash         Liquidity Risks  and
 payment depending on the price of the underlying          Options and Futures Risks
 security or other  instruments,  index or commodity,
 or the  performance of an index or other  benchmark.
 Includes  options on specific  securities and stock
 indices, and stock index futures. Used in Fund's
 portfolio to provide liquidity and hedge portfolio value.
-------------------------------------------------------------------------------------
 REPURCHASE AGREEMENT
 A contract under which the seller of a security agrees    Credit and Counterparty
 to buy it back at an agreed-upon price and time in the    Risks
 future.
-------------------------------------------------------------------------------------
 RULE 144A SECURITIES
 Securities that are not registered, but which are bought  Liquidity Risk and sold solely by institutional  investors. The Fund
 considers many Rule 144A securities to be "liquid,"
 although the market for such securities typically is
 less active than the public securities markets.
-------------------------------------------------------------------------------------


[ARROW ICON] TEMPORARY DEFENSIVE POSITIONS

     When  securities  markets  or  economic   conditions  are  unfavorable  or
     unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid such as high quality money market instruments, like short-term U.S. government obligations, commercial paper or repurchase agreements. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROW ICON] PORTFOLIO TURNOVER

     We actively manage and trade the Fund's portfolio. Therefore, the Fund may have a high portfolio turnover rate compared to many other mutual funds. The Fund had a portfolio turnover rate for the fiscal year ended December 31, 1998 of 239%.

     A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may result in higher brokerage commissions.

[INVESCO ICON]FUND MANAGEMENT

     INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $275 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

     THE INVESTMENT ADVISER

     INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Fund. INVESCO was founded in 1932 and manages over $21.2 billion for more than 900,000 shareholders of 51 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administration and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares). A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI"), is the Fund's distributor and is responsible for the sale of the Fund's shares.

     INVESCO and IDI are subsidiaries of AMVESCAP PLC.

     The Fund paid 0.75% of its average annual net assets to INVESCO for its advisory services in the fiscal year ended December 31, 1998.


[INVESCO ICON] THE PORTFOLIO MANAGER

     The following individual is responsible for the day-to-day management of the Fund's portfolio holdings:

     WILLIAM R. KEITHLER, a Chartered Financial Analyst, has been the portfolio manager of the Technology Fund since January 1999. He is also a senior vice president of INVESCO. Bill was previously a portfolio manager with Berger Associates, Inc. (1993 to 1998) and a portfolio manager with INVESCO (1986 to 1993). He received an M.S. from the University of Wisconsin - Madison and a B.A. from Webster College.

     Bill Keithler is a member of the INVESCO Sector Team, which is co-led by himself and John R. Schroer.

[INVESCO ICON] SHARE PRICE

CURRENT  MARKET  VALUE OF FUND ASSETS
+ ACCRUED  INTEREST  AND  DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV).


     The value of Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of trading on that exchange (normally, 4:00 p.m. New York time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which, generally, is on weekends and national holidays in the U.S.

     NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

     In addition, foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[GRAPH ICON] TAXES

     The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a "regulated investment company" and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

     Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

     NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY.

     The Fund intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, no less frequently than annually. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

[INVESCO ICON]  VOTING RIGHTS

     Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

     FINANCIAL HIGHLIGHTS

     (For a Fund Share Outstanding Throughout Each Period)

     The following information has been audited by PricewaterhouseCoopers LLP, independent accountants. This information should be read in conjunction with the audited financial statements and the Report of Independent Accountants thereon appearing in the Company's 1998 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. Both are available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus. The Annual Report also contains information about the Fund's performance.


                                          Year Ended      Period Ended
                                          December 31     December 31
------------------------------------------------------------------------------
                                              1998            1997(a)
PER SHARE DATA
Net Asset Value-Beginning of Period         $11.49          $10.00
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                 (0.03)           0.05

Net Gains on Securities
   (Both Realized and Unrealized)             2.96            1.44

------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS              2.93            1.49
------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment  Income         0.01            0.00
In Excess of Net Investment Income            0.01            0.00
Distributions from Capital Gains              0.06            0.00
TOTAL DISTRIBUTIONS                           0.08            0.00
------------------------------------------------------------------------------
Net Asset Value - End of Period             $14.34          $11.49
==============================================================================

TOTAL RETURN (b)                             25.69%          14.80%(c)

RATIOS
Net Assets  End of Period ($000 Omitted)    $1,577            $414
Ratio of Expenses to Average Net
  Assets(d)(e)                                1.40%           0.48%(f)
Ratio of Net Investment Income
 (Loss) to Average Net Assets(d)             (0.14%)          0.95%(f)
Portfolio Turnover Rate                        239%            102%(c)


(a)From May 21, 1997, commencement of investment operations, through December 31, 1997.
(b)Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the period shown.
(c)Based on operations for the period shown and, accordingly, are not representative of a full year.

(d)Various expenses of the Fund were voluntarily absorbed by INVESCO for the year ended December 31, 1998 and all of the expenses of the Fund were voluntarily absorbed by INVESCO for the period ended December 31, 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 6.47% and 19.25% (annualized), respectively, and ratio of net investment loss to average net assets would have been (5.21%) and (17.82%) (annualized), respectively.

(e)Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.
(f)Annualized

     MAY 1, 1999
     INVESCO VARIABLE INVESTMENT FUNDS, INC.

     INVESCO VIF-TECHNOLOGY FUND

     You may obtain additional information about the Fund from several sources.

     FINANCIAL REPORTS. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

     STATEMENT OF ADDITIONAL INFORMATION. The SAI dated May 1, 1999, is a supplement to this Prospectus, and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

     INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at www.invesco.com. In addition, the Prospectus, annual report, semiannual report and SAI of the Fund are available on the SEC Web site at www.sec.gov.

     To obtain a free copy of the current annual report, semiannual report or SAI, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. Information on the Public Reference Section can be obtained by calling 1-800-SEC-0330. The SEC file numbers for the Fund are 811-8038 and 033-70154.

     To reach PAL(R), your 24-hour Personal Account Line, call:

     1-800-424-8085

     If you're in Denver, please visit one of our convenient Investor Centers:

     Cherry Creek
     155-B Fillmore Street

     Denver Tech Center
     7800 East Union Avenue



     PV13  811-8038

Prospectus | May 1, 1999
------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (TM)
------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO VIF-
TOTAL RETURN FUND


A mutual fund sold exclusively to insurance company separate accounts for variable annuity and variable life insurance contracts.


TABLE OF CONTENTS

Investment Goals And Strategies..................103
Fund Performance.................................104
Fees And Expenses................................104
Investment Risks.................................105
Risks Associated With Particular Investments.....106
Temporary Defensive Positions....................109
Fund Management..................................109
The Portfolio Managers...........................110
Share Price......................................110
Taxes............................................111
Dividends And Capital Gain Distributions.........111
Voting Rights....................................111
Financial Highlights.............................112








                                 [INVESCO ICON]
                                    INVESCO


 The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, it has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]     INVESTMENT OBJECTIVES & STRATEGIES

[ARROW ICON]   POTENTIAL INVESTMENT RISKS

[GRAPH ICON]   PAST PERFORMANCE & POTENTIAL ADVANTAGES

[INVESCO ICON] WORKING WITH INVESCO

--------------------------------------------------------------------------------

[KEY ICON] INVESTMENT GOALS AND STRATEGIES

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

     INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Fund. Together with our affiliated companies, we at INVESCO control all aspects of the management of the Fund.

     The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

     Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund. INVESCO and the Fund do not control the insurance company that issues your contract and are not responsible for anything stated in the prospectus for your contract.

     The Fund attempts to provide you with high total return through both growth and current income from those investments. It normally invests at least 30% of its assets in common stocks of companies with a strong history of paying regular dividends and 30% of its assets in debt securities. Debt securities include obligations of the U.S. governments and government agencies. The remaining 40% of the Fund is allocated among these and other investments at INVESCO's discretion, based upon current business, economic and market conditions.

     INVESCO considers a combination of historic financial results, current prices for stocks and the current yield to maturity available in the debt securities markets. The return that INVESCO believes is available from each category of investments is weighed against the returns expected from other categories to determine the actual allocations. This analysis is continual, and is updated with current market information.

     The Fund is managed in the value style. That means we seek securities, particularly stocks, that are currently undervalued by the market -- companies that are performing well, or have solid management and products, but whose stock price does not reflect that value. Through our value process, we seek to provide reasonably consistent returns over a variety of market cycles. Although the Fund is subject to a number of risks that could affect is performance, its principal risk is market risk -- that is, that the price of the securities in its portfolio will rise and fall due to price movements in the securities markets, and the securities held in the Fund's portfolio may decline in value more than the overall securties markets.

[GRAPH ICON] FUND PERFORMANCE

     The bar chart below shows the Fund's actual yearly performance ended December 31 (commonly known as its "total return") since inception. The table below shows average annual returns for various periods ended December 31, 1998 for the Fund compared to the S&P 500 Index and the Lehman Government/Corporate Bond Index. The information in the chart and table illustrates the variability of the Fund's returns and how its performance compared to a broad measure of market performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the year to year performance of the Fund. Remember, past performance does not indicate how the Fund will perform in the future. (1)

     The Fund's returns are net of its expenses, but do not reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.


      VIF-TOTAL RETURN FUND
    ACTUAL ANNUAL TOTAL RETURN (2)

The bar chart shows the actual yearly
performance ended December 31.

Best Calendar qtr.    6/97   10.73%
Worst Calendar qtr.   9/98   -6.85%
                                                   AVERAGE ANNUAL RETURN
                                                 ------------------------------
                                                            SINCE
                                                 1 YEAR     INCEPTION (6/94)(2)
     --------------------------------------------------------------------------
      VIF-Total Return Fund                         9.56%      14.87%
      S&P 500 Index (1)                            28.53%      26.73%
      Lehman Government/Corporate Bond Index (1)    9.47%       8.97%


(1)The S&P 500  Index  is an  unmanaged  index  considered  representative  of the performance of the broad U.S. stock market, while the Lehman Government/Corporate Bond Index is an unmanaged index indicative of the broad fixed-income and high-yield markets. Please keep in mind that the indexes do not pay brokerage, management, or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.
(2)Total  return  figures  include   reinvested   dividends  and  capital  gain
   distributions, and include the effect of the Fund's expenses.


FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

VIF-TOTAL RETURN FUND
Management Fees                                   0.75%
Distribution and Service (12b-1) Fees             None
Other Expenses (1)(2)(3)                          0.49%
Total Annual Fund Operating Expenses(1)(2)(3)     1.24%

     (1)Certain expenses of the Fund are being absorbed voluntarily by INVESCO pursuant to a commitment to the Fund. After absorption, the Fund's "Other Expenses" and "Total Annual Fund Operating Expenses" were 0.42% and 1.17%, respectively. This commitment may be changed at any time following consultation with the board of directors.

     (2)The Fund's actual "Total Annual Fund Operating Expenses" were lower than the figures shown, because its custodian fees were reduced under an expense offset arrangement. Because of an SEC requirement, the figures shown do not reflect these reductions.

     (3)The expense information presented in the table has been restated to reflect a change in the administrative fee.

     EXAMPLE

     This Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

     This Example assumes a $10,000 allocation to the Fund for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable insurance contract. The Example also assumes a hypothetical 5% return each year, and assumes that the Fund's operating expenses remain the same. Although the Fund's actual costs and performance may be higher or lower, based on these assumptions your costs would be:

     The following  reflects the costs without the absorption of expenses:(1)
                                        1 year   3 years   5 years   10 years
                                         $126     $393      $681      $1,500

     (1)The following reflects the costs with the absorption of expenses:
        1 year     3 years   5 years  10 years
         $119       $372      $644     $1,420

[ARROW ICON] INVESTMENT RISKS

BEFORE ALLOCATING CONTRACT VALUES TO THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

     You should determine the level of risk with which you are comfortable before you allocate contract values to the Fund. The principal risks of any mutual fund, including the Fund, are:

     NOT INSURED. Mutual funds are not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other agency, unlike bank deposits such as CDs or savings accounts.

     NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

     POSSIBLE  LOSS  OF  INVESTMENT.   A  mutual  fund  cannot   guarantee  its
     performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

     VOLATILITY. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments.

     YEAR 2000. Many computer systems in use today may not be able to recognize any date after December 31, 1999. If these systems are not fixed by that date, it is possible that they could generate erroneous information or fail altogether. INVESCO has committed substantial resources in an effort to make sure that its own major computer systems will continue to function on and after January 1, 2000. Of course, INVESCO cannot fix systems that are beyond its control. If INVESCO's own systems, or the systems of third parties upon which it relies, do not perform properly after December 31, 1999, the Fund could be adversely affected.

     In addition, the markets for, or values of, securities in which the Fund invests may possibly be hurt by computer failures affecting portfolio investments or trading of securities beginning January 1, 2000. For example, improperly functioning computer systems could result in securities trade settlement problems and liquidity issues, production issues for individual companies and overall economic uncertainties. Individual issuers may incur increased costs in making their own systems Year 2000 compliant. The combination of market uncertainty and increased costs means that there is a possibility that Year 2000 computer issues may adversely affect the Fund's investments.

[ARROW ICON] RISKS ASSOCIATED WITH PARTICULAR INVESTMENTS

     You should consider the special factors associated with the policies discussed below in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

     POTENTIAL CONFLICTS
     Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. NVESCO will monitor events for any potential conflicts.

     MARKET RISK
     Equity stock prices vary and may fall, thus reducing the value of your Fund's investment. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market.

     CREDIT RISK
     The Fund may invest in debt instruments, such as notes and bonds. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

     DEBT SECURITIES RISK
     Debt securities include bonds, notes and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed income securities, even if the rate of interest varies over the life of the security.

     Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which the Fund invests. A decline in interest rates tends to increase the market values of debt securities in which the Fund invests.

     Moody's and Standard & Poor's ("S&P") ratings provide a useful but not certain guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated securities tend to offer higher interest rates. Lower-rated debt securities are often referred to as "junk bonds." A debt security is considered lower grade if it is rated Ba or less by Moody's or BB or less by S&P, and is usually considered to be speculative.

     In addition to poor individual company performance in the marketplace or in its internal management, a significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could hurt their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely impact issuers of lower-rated debt securities. The market for lower rated straight debt securities may not be as liquid as the market for higher rated straight debt securities. Therefore, INVESCO attempts to limit purchases of lower rated securities to securities having an established secondary market.

     Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower rated securities by Standard & Poor's (categories BB, B, CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

     FOREIGN SECURITIES RISK
     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers.

       CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

       POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

       REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

       DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

       EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU") which as of January 1, 1999 adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time the old currencies will disappear entirely. Other European countries may adopt the euro in the future.

       The introduction of the euro presents some uncertainties and possible risks, which could adversely affect the value of securities held by the Fund.

       EMU countries, as a single market, may affect future investment decisions of the Fund. As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries - present and future - may affect the fiscal and monetary levels of those participating countries. There may be increased levels of price competition among business firms within EMU countries and between businesses in EMU and non-EMU countries. The outcome of these uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

     INTEREST RATE RISK
     Changes in interest rates will affect the resale value of debt securities held in the Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements.

     DURATION RISK
     Duration is a measure of a debt security's sensitivity to interest rate changes. Duration is usually expressed in terms of years, with longer durations usually more sensitive to interest rate fluctuations.

     LIQUIDITY RISK
     The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

     DERIVATIVES RISK
     A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk.

     OPTIONS AND FUTURES RISK
     Options and futures are common types of derivatives that the Fund may occasionally use to hedge its investments. An option is the right to buy or sell a security or other instrument, index or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index or commodity at a specific price on a specific date.

     COUNTERPARTY RISK
     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in such a transaction will not fulfill its contractual obligation to complete a transaction with the Fund.

     LACK OF TIMELY INFORMATION RISK
     Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

     The Fund generally invests in common stocks and debt securities. However, in an effort to diversify its holdings and provide some protection against the risk of other investments, the Fund also may invest in other types of securities and other financial instruments as indicated in the chart below. These investments, which at any given time may constitute a significant portion of the Fund's portfolio, may have their own risks.


-------------------------------------------------------------------------------------
 INVESTMENT                                                RISKS
-------------------------------------------------------------------------------------
 AMERICAN DEPOSITORY RECEIPTS (ADRS)
 These are securities issued by U.S. banks that represent  Market, Information,
 shares of foreign corporations held by those banks.       Political, Regulatory,
 Although traded in U.S. securities markets and valued in  Diplomatic, Liquidity
 U.S. dollars, ADRs carry most of the risks of investing   and Currency Risks
 directly in foreign securities.
-------------------------------------------------------------------------------------
 DEBT SECURITIES
 Securities issued by private companies or governments     Market, Credit, Interest
 representing an obligation to pay interest and to repay   Rate and Duration Risks
 principal when the security matures.
-------------------------------------------------------------------------------------
 FORWARD FOREIGN CURRENCY CONTRACTS
 A contract to exchange an amount of currency on a date    Currency, Political,
 in the future at an agreed-upon exchange rate might be    Diplomatic and
 used by the Fund to hedge against changes in foreign      Regulatory Risks
 currency exchange rates when the Fund invests in foreign
 securities.  Does not reduce price fluctuations in
 foreign securities, or prevent losses if the prices of
 those securities decline.
-------------------------------------------------------------------------------------
 FUTURES
 A futures contract is an agreement to buy or sell a       Market, Liquidity  and
 specific amount of a financial instrument (such as an     Options and Futures Risks
 index option) at a stated price on a stated date.  The
 Fund uses futures contracts to provide liquidity and to
 hedge portfolio value.
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
 INVESTMENT                                                RISKS
-------------------------------------------------------------------------------------
 ILLIQUID  SECURITIES
 Securities that cannot be sold quickly at fair value.     Liquidity Risk
-------------------------------------------------------------------------------------
 OPTION
 The obligation or right to deliver or receive a security  Credit, Information, or other instrument, index or commodity, or cash payment  Liquidity Risks  and depending on the price of the underlying security or the  Options and Futures
 performance of an index or other benchmark.  Includes     Risks
 options on specific securities and stock indices, and
 stock index futures. Used in Fund's portfolio to provide
 liquidity and hedge portfolio value.
-------------------------------------------------------------------------------------
 REPURCHASE AGREEMENT
 A contract under which the seller of a security agrees    Credit and Counterparty
 to buy it back at an agreed-upon price and time in the    Risks
 future.
-------------------------------------------------------------------------------------
 RULE 144A SECURITIES
 Securities that are not registered, but which are bought  Liquidity Risk and sold solely by institutional  investors.  The Fund
 considers many Rule 144A securities to be "liquid,"
 although the market for such securities typically is
 less active than the public securities markets.
-------------------------------------------------------------------------------------

[ARROW ICON] TEMPORARY DEFENSIVE POSITIONS

     When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid such as high quality money market instruments, like short-term U.S. government obligations, commercial paper or repurchase agreements. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[INVESCO ICON] FUND MANAGEMENT

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $275 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

THE INVESTMENT ADVISER

     INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Fund. INVESCO was founded in 1932 and manages over $21.2 billion for more than 900,000 shareholders of 51 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administration and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares). INVESCO Capital Management, Inc. ("ICM") is the sub-adviser to the Fund. A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI"), is the Fund's distributor and is responsible for the sale of the Fund's shares.

     INVESCO, ICM and IDI are subsidiaries of AMVESCAP PLC.

     The Fund paid 0.75% of its average annual net assets to INVESCO for its advisory services in the fiscal year ended December 31, 1998.

[INVESCO ICON] THE PORTFOLIO MANAGERS

     The following individuals are primarily responsible for the day-to-day management of the Fund's portfolio holdings:


     EDWARD C. MITCHELL, a Chartered Financial Analyst, has managed the
     Fund since 1994. He joined INVESCO in 1979, and manages other INVESCO portfolios for investors. Ed also is Chairman and President of INVESCO Capital Management. He received his M.B.A. from the University of Colorado and his B.A. from the University of Virginia.

     DAVID S. GRIFFIN, a Chartered Financial Analyst, has co-managed the Fund since 1994. He has been a portfolio manager for INVESCO since 1991, and before that was a mutual fund sales representative with INVESCO. Dave received his MBA from the College of William and Mary and his B.A. from Ohio Wesleyan University.

[INVESCO ICON] SHARE PRICE

CURRENT  MARKET  VALUE OF FUND ASSETS
+ ACCRUED  INTEREST  AND  DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
-------------------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV).

     The value of Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of trading on that exchange (normally, 4:00 p.m. New York time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which, generally, is on weekends and national holidays in the U.S.

     NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

     In addition, foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[GRAPH ICON] TAXES

     The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a "regulated investment company" and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

     Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY.

     The Fund intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, no less frequently than annually. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

[INVESCO ICON] VOTING RIGHTS

     Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

     FINANCIAL HIGHLIGHTS

     (For a Fund Share Outstanding Throughout Each Period)

     The following information has been audited by PricewaterhouseCoopers LLP, independent accountants. This information should be read in conjunction with the audited financial statements and the Report of Independent Accountants thereon appearing in the Company's 1998 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. Both are available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus. The Annual Report also contains information about the Fund's performance.



                                                                              PERIOD ENDED
                                                YEAR ENDED DECEMBER 31         DECEMBER 31
-------------------------------------------------------------------------------------------
                                           1998      1997      1996     1995     1994(a)
PER SHARE DATA
Net Asset Value - Beginning of Period    $15.81    $13.21    $12.14   $10.09   $10.00
-------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                      0.37      0.36      0.36     0.25     0.09
Net Gains on Securities
  (Both Realized and Unrealized)           1.13      2.66      1.12     2.05     0.09
-------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS           1.50      3.02      1.48     2.30     0.18
-------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income       0.36      0.34      0.36     0.24     0.09
In Excess of Net Investment Income         0.00      0.00      0.05     0.00     0.00
Distributions from Capital Gains           0.37      0.08      0.00     0.01     0.00
-------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                        0.73      0.42      0.41     0.25     0.09
-------------------------------------------------------------------------------------------
Net Asset Value - End of Period          $16.58    $15.81    $13.21   $12.14   $10.09
===========================================================================================

TOTAL RETURN(b)                            9.56%    22.91%    12.18%   22.79%   1.75%(c)

RATIOS
Net Assets  End of Period
  ($000 Omitted)                        $35,630   $23,268   $13,513   $6,553  $1,055
Ratio of Expenses to Average
   Net Assets(d)                          1.01%(e)   0.92%(e)  0.94%(e) 1.01%(e)0.86%(f)
Ratio of Net Investment Income
    to Average Net Assets(d)              2.50%      3.07%     3.44%    3.91%   3.86%(f)
Portfolio Turnover Rate                     17%        27%       12%       5%      0%(c)


(a)From June 2, 1994, commencement of investment operations, through
   December 31, 1994.
(b)Total return does not reflect  expenses  that apply to the related  insurance policies,  and  inclusion  of these  charges  would  reduce the total  return figures for the period shown.
(c)Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
   representative of a full year.
(d)Various  expenses  of the Fund were  voluntarily  absorbed by INVESCO for the years ended  December  31,  1998,  1997,  1996 and 1995 and the period  ended
   December 31, 1994. If such expenses had not been voluntarily absorbed,  ratio of expenses to average net assets would have been 1.01%,  1.10%, 1.30%, 2.51%
   and 16.44% (annualized),  respectively, and ratio of net investment income to average net assets would have been 2.50%,  2.89%,  3.08%,  2.41% and (11.72%)
   (annualized), respectively.
(e)Ratio is based on Total  Expenses  of the Fund,  less  Expenses  Absorbed  by
   Investment Adviser, which is before any expense offset arrangements.
(f)Annualized



     May 1, 1999

     INVESCO VARIABLE INVESTMENT FUNDS, INC.

     INVESCO VIF-TOTAL RETURN FUND

     You may obtain additional information about the Fund from several sources.

     FINANCIAL   REPORTS.   Although  this   Prospectus   describes  the  Fund's
     anticipated  investments and operations,  the Fund also prepares annual and semiannual  reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as
     well  as  market  and  general   economic   trends   affecting  the  Fund's
     performance.  The  annual  report  also  includes  the report of the Fund's independent accountants.

     STATEMENT OF ADDITIONAL INFORMATION. The SAI dated May 1, 1999, is a supplement to this Prospectus, and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

     INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at www.invesco.com. In addition, the Prospectus, annual report, semiannual report and SAI of the Fund are available on the SEC Web site at www.sec.gov.

     To obtain a free copy of the current annual report, semiannual report or SAI, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado
     80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. Information on the Public
     Reference Section can be obtained by calling 1-800-SEC-0330. The SEC file numbers for the Fund are 811-8038 and 033-70154.

     To reach PAL(R), your 24-hour Personal Account Line, call:

     1-800-424-8085

     If you're in Denver, please visit one of our convenient Investor Centers:

     Cherry Creek
     155-B Fillmore Street

     Denver Tech Center
     7800 East Union Avenue




     PV92  811-8038



PROSPECTUS | MAY 1, 1999
------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (TM)

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF -
UTILITIES FUND

A mutual fund sold exclusively to insurance company separate accounts for variable annuity and variable life insurance contracts.


TABLE OF CONTENTS

Investment Goals And Strategies..................115
Fund Performance.................................116
Fees And Expenses................................117
Investment Risks.................................117
Risks Associated With Particular Investments.....118
Temporary Defensive Positions....................122
Fund Management..................................122
The Portfolio Managers...........................122
Share Price......................................122
Taxes............................................123
Dividends And Capital Gain Distributions.........123
Voting Rights....................................123
Financial Highlights.............................124








                                 [INVESCO ICON]
                                    INVESCO

 The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, it has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.


THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]     INVESTMENT OBJECTIVES & STRATEGIES

[ARROW ICON]   POTENTIAL INVESTMENT RISKS

[GRAPH ICON]   PAST PERFORMANCE & POTENTIAL ADVANTAGES

[INVESCO ICON] WORKING WITH INVESCO
--------------------------------------------------------------------------------

[KEY ICON] INVESTMENT GOALS AND STRATEGIES

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK,
PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

     INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Fund. Together with our affiliated companies, we at INVESCO control all aspects of the management of the Fund.

     The Fund is used solely as an  investment  vehicle for variable  annuity or
     variable  life  insurance   contracts  issued  by  certain  life  insurance
     companies.  You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option,  however, you may allocate your contract values to a separate  account of the insurance  company that invests in shares of the
     Fund.

     Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund. INVESCO and the Fund do not control the insurance company that issues your contract and are not responsible for anything stated in the prospectus for your contract.

     The Fund seeks capital appreciation and income.

     The Fund is  aggressively  managed.  Although  the Fund can  invest in debt securities, it primarily invests in equity securities that INVESCO believes will rise in price  faster than other  investments,  as well as options and
     other   investments  whose  value  is  based  upon  the  values  of  equity securities.

     The Fund normally invests at least 80% of its assets in companies doing business in the utilities economic sector. The remainder of the Fund's assets are not required to be invested in the sector. To determine whether a potential investment is truly doing business in a particular sector, a company must meet at least one of the following tests:

     * At least 50% of its gross income or its net sales must come from activities in the sector;
     * At least 50% of its assets must be devoted to producing revenues from the sector; or
     * Based on other available information, we determine that its primary business is within the sector.

     INVESCO  uses  a  bottom-up   investment  approach  to  create  the  Fund's
     investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes strongly managed companies that INVESCO  believes will generate  above-average  growth rates for the next three to five years.  We prefer markets and  industries  where leadership is in a few hands, and we tend to avoid  slower-growing  markets or industries.

     The Fund invests primarily in the equity securities of companies that produce, generate, transmit or distribute natural gas or electricity, as well as in companies that provide telecommunications services, including local, long distance and wireless, and excluding broadcasting.

     The  Fund's  investments  are  diversified  across  the  utilities  sector.
     However,  because those  investments are limited to a comparatively  narrow segment of the economy,  the Fund's  investments  are not as diversified as most  mutual  funds,  and far less  diversified  than the broad  securities markets.  This  means that the Fund  tends to be more  volatile  than other mutual funds, and the values of its portfolio investments tend to go up and down more rapidly.  As a result,  the value of your  investment in the Fund
     may  rise  or  fall  rapidly.  Governmental  regulation,   difficulties  in
     obtaining adequate financing and investment return,  environmental  issues, prices of fuel for  electric  generation,  availability  of natural gas and risks  associated  with nuclear power  facilities may adversely  affect the market value of the Fund's holdings.

     INVESCO seeks to keep the portfolio divided among the electric utilities, natural gas and telecommunications industries. Weightings within the various industry segments are continually monitored to prevent extreme tilts in the Fund's portfolio, and INVESCO adjusts the portfolio weightings depending on the prevailing economic conditions.

[GRAPH ICON] FUND PERFORMANCE

     The bar chart  below  shows the  Fund's  actual  yearly  performance  ended
     December 31 (commonly known as its "total return") since inception. The table below shows average annual returns for various periods ended December
     31, 1998 for the Fund compared to the Dow Jones  Utilities  Average  Index.
     The information in the chart and table illustrates the variability of the Fund's returns and how its performance compared to a broad measure of market performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the year to year performance of the Fund. Remember, past performance does not indicate how the Fund will perform in the future.(1)

     The Fund's returns are net of its expenses, but do not reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.

      VIF - UTILITIES FUND
  ACTUAL ANNUAL TOTAL RETURN (2)

The bar chart shows the actual yearly
performance ended December 31.

Best Calendar qtr.   12/98   17.18%
Worst Calendar qtr.   9/98   -4.70%
                                                   AVERAGE ANNUAL RETURN
                                                 ------------------------------
                                                            SINCE
                                                 1 YEAR     INCEPTION (1/95)(2)
     --------------------------------------------------------------------------
      VIF - Utilities Fund                        25.48%     17.50%
      Dow Jones Utilities Average Index (1)       14.37%     20.46%


   (1)The Dow Jones Utilities Average Index is an unmanaged index of utilities stocks. Please keep in mind that the indexes do not pay brokerage, management or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.
   (2)Total return figures include reinvested dividends and capital gain distributions, and include the effect of the Fund's expenses.

FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

VIF - UTILITIES FUND
Management Fees                                   0.60%
Distribution and Service (12b-1) Fees             None
Other Expenses (1)(2)(3)                          1.24%
Total Annual Fund Operating Expenses (1)(2)(3)    1.84%


    (1)Certain expenses of the Fund are being absorbed voluntarily by INVESCO pursuant to a commitment to the Fund. After absorption, the Fund's
       "Other Expenses" and "Total Annual Fund Operating Expenses" were 0.48% and 1.08%, respectively. This commitment may be changed at any time following consultation with the board of directors.

    (2)The Fund's actual "Total Annual Fund Operating Expenses" were lower than the figures shown, because its custodian fees were reduced under an expense offset arrangement. Because of an SEC requirement, the figures shown do not reflect these reductions.

    (3)The expense information presented in the able has been restated to reflect a change in the administrative fee.

     EXAMPLE

     This Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

     This Example assumes a $10,000 allocation to the Fund for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable insurance contract. The Example also assumes a hypothetical 5% return each year, and assumes that the Fund's operating expenses remain the same. Although the Fund's actual costs and performance may be higher or lower, based on these assumptions your costs would have been:

     The following reflects the costs without the absorption of expenses: (1)
                                    1 year     3 years   5 years  10 years
                                    $187       $579      $995     $2,159

     (1)The following reflects the costs with the absorption of expenses:
        1 year   3 years   5 years  10 years
        $110     $343      $595     $1,317

[ARROW ICON] INVESTMENT RISKS

BEFORE ALLOCATING CONTRACT VALUES TO THE FUND, YOU SHOULD DETERMINE THE LEVEL OF
RISK WITH WHICH YOU ARE  COMFORTABLE.  TAKE INTO ACCOUNT  FACTORS LIKE YOUR AGE,
CAREER, INCOME LEVEL, AND TIME HORIZON.

     You should determine the level of risk with which you are comfortable before you allocate contract values to the Fund. The principal risks of any mutual fund, including the Fund, are:

     NOT INSURED.  Mutual funds are not insured by the Federal Deposit
     Insurance Corporation ("FDIC") or any other agency, unlike bank deposits such as CDs or savings accounts.

     NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

     POSSIBLE LOSS OF INVESTMENT.A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

     VOLATILITY. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments.

     YEAR 2000. Many computer systems in use today may not be able to recognize any date after December 31, 1999. If these systems are not fixed by that date, it is possible that they could generate erroneous information or fail altogether. INVESCO has committed substantial resources in an effort to make sure that its own major computer systems will continue to function on and after January 1, 2000. Of course, INVESCO cannot fix systems that are beyond its control. If INVESCO's own systems, or the systems of third parties upon which it relies, do not perform properly after December 31, 1999, the Fund could be adversely affected.

     In addition, the markets for, or values of, securities in which the Fund invests may possibly be hurt by computer failures affecting portfolio investments or trading of securities beginning January 1, 2000. For example, improperly functioning computer systems could result in securities trade settlement problems and liquidity issues, production issues for individual companies and overall economic uncertainties. Individual issuers may incur increased costs in making their own systems Year 2000 compliant.
     The combination of market uncertainty and increased costs means that there is a possibility that Year 2000 computer issues may adversely affect the Fund's investments.

[ARROW ICON] RISK ASSOCIATED  WITH  PARTICULAR  INVESTMENTS

     You should  consider  the  special  factors  associated  with the
     policies  discussed  below  in  determining  the   appropriateness  of
     allocating  your  contract  values to the Fund.  See the  Statement of
     Additional Information for a discussion of additional risk factors.

     POTENTIAL CONFLICTS
     Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

     MARKET RISK
     Equity stock prices vary and may fall, thus reducing the value of the Fund's investment. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market.

     CREDIT RISK
     The Fund may invest in debt instruments, such as notes and bonds. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

     DEBT SECURITIES RISK
     Debt securities include bonds, notes and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed income securities, even if the rate of interest varies over the life of the security.

     Debt  securities  are  generally  subject to credit  risk and market  risk.
     Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which the Fund invests. A decline in interest rates tends to increase the market values of debt securities in which the Fund invests.

     Moody's  and  Standard & Poor's  ("S&P")  ratings  provide a useful but not certain  guide to the credit  risk of many debt  securities.  The lower the rating of a debt  security,  the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater
     risk,   lower-rated   securities  tend  to  offer  higher  interest  rates.
     Lower-rated  debt  securities are often referred to as "junk bonds." A debt security is considered  lower grade if it is rated Ba or less by Moody's or
     BB or less by S&P and is usually considered to be speculative.

     In addition to poor individual company performance in the marketplace or in its internal management, a significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could hurt their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely impact issuers of lower-rated debt securities. The market for lower rated straight debt securities may not be as liquid as the market for higher rated straight debt securities. Therefore, INVESCO attempts to limit purchases of lower rated securities to securities having an established secondary market.

     Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower rated securities by Standard
     & Poor's (categories BB, B, CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

     FOREIGN SECURITIES RISK
     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers.

          CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

          POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

          REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

          DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

          EUROPEAN  ECONOMIC  AND MONETARY  UNION.  Austria,  Belgium,  Finland,
          France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary
          Union (the "EMU") which as of January 1, 1999 adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time the old currencies will disappear entirely. Other European countries may adopt the euro in the future.

          The introduction of the euro presents some uncertainties and possible risks, which could adversely affect the value of securities held by the Fund.

          EMU countries, as a single market, may affect future investment decisions of the Fund. As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences.
          The euro transition by EMU countries - present and future - may affect the fiscal and monetary levels of those participating countries. There may be increased levels of price competition among business firms within EMU countries and between businesses in EMU and non-EMU countries. The outcome of these uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

     INTEREST RATE RISK
     Changes in interest rates will affect the resale value of debt securities held in the Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements.

     DURATION RISK
     Duration is a measure of a debt security's sensitivity to interest rate changes. Duration is usually expressed in terms of years, with longer durations usually more sensitive to interest rate fluctuations.

     LIQUIDITY RISK
     The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

     DERIVATIVES RISK
     A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate.
     Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk.

     OPTIONS AND FUTURES RISK
     Options and futures are common types of derivatives that the Fund may occasionally use to hedge its investments. An option is the right to buy or sell a security or other instrument, index or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index or commodity at a specific price on a specific date.

     COUNTERPARTY RISK
     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in such a transaction will not fulfill its contractual obligation to complete a transaction with the Fund.

     LACK OF TIMELY INFORMATION RISK
     Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

     The Fund  generally  invests in companies  doing  business in the utilities economic  sector.  However,  in an effort to  diversify  its  holdings  and provide some  protection  against the risk of other  investments,  the Fund
     also  may  invest  in  other  types  of  securities  and  other   financial
     instruments,  as indicated in the chart below. These instruments,  which at any  given  time  may  constitute  a  significant  portion  of  the  Fund's portfolio, may have their own risks.



----------------------------------------------------------------------------------------
 INVESTMENT                                                  RISKS
----------------------------------------------------------------------------------------
 AMERICAN DEPOSITORY RECEIPTS (ADRS)
 These are securities issued by U.S. banks that represent    Market, Information,
 shares of foreign corporations held by those banks.         Political, Regulatory,
 Although traded in U.S. securities markets and valued in    Diplomatic, Liquidity and
 U.S. dollars, ADRs carry most of the risks of investing     Currency Risks
 directly in foreign securities.
----------------------------------------------------------------------------------------
 DEBT SECURITIES
 Securities issued by private companies or governments       Market, Credit, Interest
 representing an obligation to pay interest and to repay     Rate and Duration Risks
 principal when the security matures.
----------------------------------------------------------------------------------------
 FORWARD FOREIGN CURRENCY CONTRACTS
 A contract to exchange an amount of currency on a date in   Currency, Political,
 the future at an agreed-upon exchange rate might be used    Diplomatic and Regulatory
 by the Fund to hedge against changes in foreign currency    Risks
 exchange rates when the Fund invests in foreign
 securities.  Does not reduce price fluctuations in foreign
 securities, or prevent losses if the prices of those
 securities decline.
----------------------------------------------------------------------------------------
 FUTURES
 A futures contract is an agreement to buy or sell a         Market, Liquidity  and
 specific amount of a financial instrument (such as an       Options and Futures Risks
 index option) at a stated price on a stated date.  The
 Fund uses futures contracts to provide liquidity and to
 hedge portfolio value.
----------------------------------------------------------------------------------------
 ILLIQUID SECURITIES
 Securities that cannot be sold quickly at fair value.       Liquidity Risk
----------------------------------------------------------------------------------------
 OPTION
 The obligation or right to deliver or receive a security    Credit, Information,
 or other instrument, index or commodity, or cash payment    Liquidity Risks  and
 depending on the price of the underlying security or the    Options and Futures Risks
 performance of an index or other benchmark.  Includes
 options on specific securities and stock indices, and
 stock index futures.  Used in Fund's portfolio to provide
 liquidity and hedge portfolio value.
----------------------------------------------------------------------------------------
 REPURCHASE AGREEMENT
 A contract under which the seller of a security agrees to   Credit and Counterparty
 buy it back at an agreed-upon price and time in the future. Risks
----------------------------------------------------------------------------------------
 RULE 144A SECURITIES
 Securities that are not registered, but which are bought    Liquidity Risk
 and sold solely by institutional  investors.  The Fund
 considers many Rule 144A securities to be "liquid,"
 although the market for such securities typically is
 less active than the public securities markets.
----------------------------------------------------------------------------------------

 [ARROW ICON]  TEMPORARY DEFENSIVE POSITIONS

     When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid such as high quality money market instruments, like short-term U.S. government obligations, commercial paper or repurchase agreements. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[INVESCO ICON] FUND MANAGEMENT

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $275 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

     THE INVESTMENT ADVISER

     INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Fund. INVESCO was founded in 1932 and manages over $21.2 billion for more than 900,000 shareholders of 51 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administration and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares). A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI"), is the Fund's distributor and is responsible for the sale of the Fund's shares.

     INVESCO and IDI are subsidiaries of AMVESCAP PLC.

     The Fund paid 0.60% of its average annual net assets to INVESCO for its advisory services in the fiscal year ended December 31, 1998.

[INVESCO ICON] THE PORTFOLIO MANAGERS

     The following individual is responsible for the day-to-day management of the Fund's portfolio holdings:

     BRIAN B. HAYWARD is a Chartered Financial Analyst and has been the manager of the Fund since July 1997. He is a vice president of INVESCO and also manages INVESCO Sector Funds - Utilities Fund and INVESCO Worldwide Communications Fund. Brian began his investment career in 1985, and before joining INVESCO was the senior equity analyst with Mississippi Valley Advisors. He received an M.A. in Economics and a B.A. in Mathematics from the University of Missouri.

     Brian Hayward is a member of the INVESCO Sector Team, which is led by William R. Keithler and John R. Schroer.

[INVESCO ICON] SHARE PRICE

CURRENT  MARKET  VALUE OF FUND ASSETS
+ ACCRUED  INTEREST  AND  DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV).

     The value of Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of trading on that exchange (normally, 4:00 p.m. New York time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which, generally, is on weekends and national holidays in the U.S.

     NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

     In addition, foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[GRAPH ICON] TAXES

     The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a "regulated investment company" and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

     Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY.

     The Fund intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any,
     are  distributed periodically,   no  less  frequently  than  annually.
     All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

[INVESCO ICON] VOTING RIGHTS

     Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

     FINANCIAL HIGHLIGHTS

     (For a Fund Share Outstanding Throughout Each Period)

     The following information has been audited by PricewaterhouseCoopers LLP, independent accountants. This information should be read in conjunction with the audited financial statements and the Report of Independent Accountants thereon appearing in the Company's 1998 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. Both are available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus. The Annual Report also contains information about the Fund's performance.



                                                                              PERIOD ENDED
                                                YEAR ENDED DECEMBER 31         DECEMBER 31
-------------------------------------------------------------------------------------------
                                           1998      1997      1996     1995     1994(a)
PER SHARE DATA
Net Asset Value - Beginning of Period    $14.40    $11.95    $10.84   $10.00   $10.00
-------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                      0.25      0.31      0.13     0.07     0.00
Net Gains on Securities
  (Both Realized and Unrealized)           3.41      2.48      1.26     0.84     0.00
-------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS           3.66      2.79      1.39     0.91     0.00
-------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income       0.24      0.29      0.13     0.07     0.00
In Excess of Net Investment Income         0.00      0.00      0.01     0.00     0.00
Distributions from Capital Gains           0.03      0.05      0.14     0.07     0.00
In Excess of Net Realized Gains            0.01      0.00      0.00     0.00     0.00
-------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                        0.28      0.34      0.28     0.07     0.00
-------------------------------------------------------------------------------------------
Net Asset Value - End of Period          $17.78    $14.40    $11.95   $10.48   $10.00
===========================================================================================

TOTAL RETURN(b)                            25.48%    23.41%    12.76%   9.08%   0.00%

RATIOS
Net Assets - End of Period ($000 Omitted) $6,993    $4,588    $2,660    $290     $25
Ratio of Expenses to Average Net Assets(c)  1.08%(d)  0.99%(d)  1.16%(d)1.80%(d)0.00%
Ratio of Net Investment Income
  to Average Net Assets(c)                  1.73%     2.92%     2.92%   2.47%   0.00%
Portfolio Turnover Rate                       35%       33%       48 %    24%      0%


(a)All of the expenses for the Fund were voluntarily absorbed by INVESCO for the period ended December 31, 1994, since investment operations did not commence during 1994.
(b)Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the period shown.
(c)Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended December 31, 1998, 1997, 1996 and 1995. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.60%, 2.07%, 5.36%, and 57.13%, respectively, and ratio of net investment income (loss) to average net assets would have been 1.21%, 1.84%, (1.28%) and (52.86%), respectively.
(d)Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

     MAY 1, 1999
     INVESCO VARIABLE INVESTMENT FUNDS, INC.

     INVESCO VIF - UTILITIES FUND

     You may obtain additional information about the Fund from several sources.

     FINANCIAL REPORTS. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

     STATEMENT OF ADDITIONAL INFORMATION. The SAI dated May 1, 1999, is a supplement to this Prospectus, and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

     INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at www.invesco.com. In addition, the Prospectus, annual report, semiannual report and SAI of the Fund are available on the SEC Web site at www.sec.gov.

     To obtain a free copy of the current annual report, semiannual report or SAI, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. Information on the Public Reference Section can be obtained by calling 1-800-SEC-0330. The SEC file numbers for the Fund are 811-8038 and 033-70154.

     To reach PAL(R), your 24-hour Personal Account Line, call:

     1-800-424-8085

     If you're in Denver, please visit one of our convenient Investor Centers:

     Cherry Creek
     155-B Fillmore Street


     Denver Tech Center
     7800 East Union Avenue





     PV94  811-8038

                       STATEMENT OF ADDITIONAL INFORMATION

                     INVESCO VARIABLE INVESTMENT FUNDS, INC.

                      INVESCO VIF -- Blue Chip Growth Fund
                   (formerly, INVESCO VIF - Growth Portfolio)
                          INVESCO VIF -- Dynamics Fund
                        INVESCO VIF -- Equity Income Fund
                 (formely, INVESCO VIF - Industrial Income Fund)
                       INVESCO VIF -- Health Sciences Fund
                         INVESCO VIF -- High Yield Fund
                           INVESCO VIF -- Realty Fund
                    INVESCO VIF -- Small Company Growth Fund
                         INVESCO VIF -- Technology Fund
                        INVESCO VIF -- Total Return Fund
                          INVESCO VIF -- Utilities Fund



Address:                                  Mailing Address:

7800 E. Union Ave., Denver, CO 80237      P.O. Box 173706, Denver, CO 80217-3706


                                   Telephone:

                       In continental U.S., 1-800-525-8085

                                   May 1, 1999

------------------------------------------------------------------------------

Prospectuses for Blue Chip Growth, Dynamics, Equity Income, Health Sciences, High Yield, Realty, Small Company Growth, Technology, Total Return and Utilities Funds dated May 1, 1999 provide the basic information you should know before investing in a Fund. This Statement of Additional Information ("SAI") is incorporated by reference into the Funds' Prospectuses; in other words, this SAI is legally part of the Funds' Prospectuses. Although this SAI is not a prospectus, it contains information in addition to that set forth in the Prospectuses. It is intended to provide additional information regarding the activities and operations of the Funds and should be read in conjunction with the Prospectuses.

You may obtain, without charge, copies of the current Prospectuses of the Funds, SAI and current annual and semiannual reports by writing to INVESCO Distributors, Inc., P.O. Box 173706, Denver, CO 80217-3706 , or by calling 1-800-525-8085. Copies of these materials also are available through the INVESCO web site at www.invesco.com.

TABLE OF CONTENTS

The Company . . . . . . . . . . . . . . . . . . . . . . 128

Investments, Policies and Risks . . . . . . . . . . . . 128

Investment Risks and Strategies . . . . . . . . . . . . 136

Management of the Funds  . . . . . . . . . . . . . . . .139

Other Service Providers .. . . . . . . . . . . . . . . .158

Brokerage Allocation and Other Practices . . . . . . . .159

Capital Stock . . . . . . . . . . . . . . . . . . . . . 161

Tax Consequences of Owning Shares of the Fund . . . . . 162

Performance  . . . . . . . . . . . . . . . . . . . . . .163

Financial Statements. . . .. . . . . . . . . . . . . . .166

Appendixes. . . . . . . . . . . . . . . . . . . . . . . 167

THE COMPANY

The Company was incorporated under the laws of Maryland as INVESCO Variable Investment Funds, Inc. on August 19, 1993.

The Company is an open-end, diversified, no-load management investment company currently consisting of ten portfolios of investments: INVESCO VIF -- Blue Chip Growth, INVESCO VIF -- Dynamics, INVESCO VIF -- Equity Income, INVESCO VIF -- Health Sciences, INVESCO VIF -- High Yield, INVESCO VIF -- Realty, INVESCO VIF -- Small Company Growth, INVESCO VIF -- Technology, INVESCO VIF -- Total Return and INVESCO VIF -- Utilities Funds (the "Funds"). Additional Funds may be offered in the future. The Company's shares are not offered directly to the public, but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of Participating Insurance Companies.

"Open-end" means that each Fund issues an indefinite number of shares which it continuously offers to redeem at net asset value per share ("NAV"). A
"management" investment company actively buys and sells securities for each portfolio at the direction of a professional manager. Open-end management investment companies (or one or more series of such companies, such as the Funds) are commonly referred to as mutual funds.

INVESTMENTS, POLICIES AND RISKS

The principal investments and policies of the Funds are discussed in the Prospectuses of the Funds. The Funds also may invest in the following securities and engage in the following practices.

ADRs -- American Depository Receipts, or ADRs, are securities issued by American banks. ADRs are receipts for the shares of foreign corporations that are held by the bank issuing the receipt. An ADR entitles its holder to all dividends and capital gains on the underlying foreign securities, less any fees paid to the bank. Purchasing ADRs gives a Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so. ADRs are bought and sold in U.S. dollars, not foreign currencies. An ADR that is "sponsored" means that the foreign corporation whose shares are represented by the ADR is actively involved in the issuance of the ADR, and generally provides material information about the corporation to the U.S. market. An "unsponsored" ADR program means that the foreign corporation whose shares are held by the bank is not obligated to disclose material information in the United States, and, therefore, the market value of the ADR may not reflect important facts known only to the foreign company.

Since they mirror their underlying foreign securities, ADRs generally have the same risks as investing directly in the underlying foreign securities.

DEBT SECURITIES -- Debt securities include bonds, notes and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which a Fund has invested. A decline in interest rates tends to increase the market values of debt securities in which a Fund has invested.

Moody's Investor Services, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated debt securities tend to offer higher interest rates. Lower-rated debt securities are often referred to as "junk bonds." Increasing the amount of Fund assets invested in unrated or lower grade straight debt securities may increase the yield produced by a Fund's debt securities but will also increase the credit risk of those securities. A debt security is considered lower grade if it is rated Ba or less by Moody's or BB or less by S&P.

Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Although a Fund may invest in debt securities assigned lower grade ratings by S&P or Moody's, the Funds' investments have generally been limited to debt securities rated B or higher by either S&P or Moody's. Debt securities rated lower than B by either S&P or Moody's are usually considered to be highly speculative. The Funds' investment adviser will limit Fund investments to debt securities which the adviser believes are not highly speculative and which are rated at least CCC by S&P or Caa by Moody's.

A significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could adversely affect their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely impact issuers of lower-rated debt securities. The market for lower-rated debt securities may not be as liquid as the market for higher-rated debt securities. Therefore, a Fund's investment adviser attempts to limit purchases of lower-rated securities to securities having an established secondary market.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower rated securities by S&P (categories BB, B, CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such debt securities will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

The Funds expect that most emerging country debt securities in which they invest will not be rated by U.S. rating services. Although bonds in the lowest investment grade debt category (those rated BBB by S&P, Baa by Moody's or the equivalent) are regarded as having adequate capability to pay principal and interest, they have speculative characteristics. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated bonds. Lower rated bonds by Moody's (categories Ba, B, or Caa) are of poorer quality and also have speculative characteristics. Bonds rated Caa may be in default or there may be present elements of danger with respect to principal or interest. Lower-rated bonds by S&P (categories BB, B, or CCC) include those that are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds having equivalent ratings from other ratings services will have characteristics similar to those of the corresponding S&P and Moody's ratings. For a specific description of S&P and Moody's corporate bond rating categories, please refer to Appendix B.

EQUITY SECURITIES -- As discussed in the Prospectuses, the Funds may invest in common, preferred and convertible preferred stocks, and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common stocks and preferred stocks represent equity ownership in a corporation. Owners of stock, such as the Funds, share in a corporation's earnings through dividends which may be declared by the corporation, although the receipt of dividends is not the principal benefit that the Funds seek when they invest in stocks and similar instruments.

Instead, the Funds seek to invest in stocks that will increase in market value and may be sold for more than a Fund paid to buy them. Market value is based upon constantly changing investor perceptions of what the company is worth compared to other companies. Although dividends are a factor in the changing market value of stocks, many companies do not pay dividends, or pay comparatively small dividends. As discussed in the Prospectuses, the principal risk of investing in equity securities is that their market values fluctuate constantly, often due to factors entirely outside the control of the Funds or the company issuing the stock. At any given time, the market value of an equity security may be significantly higher or lower than the amount paid by a Fund to acquire it.

Owners of preferred stocks are entitled to dividends payable from the corporation's earnings, which in some cases may be "cumulative" if prior dividends on the preferred stock have not been paid. Dividends payable on preferred stock have priority over distributions to holders of common stock, and preferred stocks generally have a priority on the distribution of assets in the event of the corporation's liquidation. Preferred stocks may be "participating," which means that they may be entitled to dividends in excess of the stated dividend in certain cases. The holders of a company's debt securities generally are entitled to be paid by the company before it pays anything to its stockholders.

Rights and warrants are securities which entitle the holder to purchase the securities of a company (usually, its common stock) at a specified price during a specified time period. The value of a right or warrant is affected by many of the same factors that determine the prices of common stocks. Rights and warrants may be purchased directly or acquired in connection with a corporate reorganization or exchange offer.

The Funds also may purchase convertible securities including convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock (or other equity security), usually at a fixed price within a specified period of time. Until conversion, the owner of convertible securities usually receives the interest paid on a convertible bond or the dividend preference of a preferred stock.

A convertible security has an "investment value", which is a theoretical value determined by the yield it provides in comparison with similar securities without the conversion feature. Investment value changes are based upon prevailing interest rates and other factors. It also has a "conversion value," which is the market value the convertible security would have if it were exchanged for the underlying equity security. Convertible securities may be purchased at varying price levels above or below their investment values or conversion values.

Conversion value is a simple mathematical calculation that fluctuates directly with the price of the underlying security. However, if the conversion value is substantially below investment value, the market value of the convertible security is governed principally by its investment value. If the conversion value is near or above investment value, the market value of the convertible security generally will rise above investment value. In such cases, the market value of the convertible security may be higher than its conversion value, due to the combination of the convertible security's right to interest (or dividend preference) and the possibility of capital appreciation from the conversion feature. However, there is no assurance that any premium above investment value or conversion value will be recovered because prices change and, as a result, the ability to achieve capital appreciation through conversion may be eliminated.

FOREIGN SECURITIES -- As discussed in the Prospectuses, investments in the securities of foreign companies, or companies that have their principal business activities outside the United States, involve certain risks not associated with investment in U.S. companies. Non-U.S. companies generally are not subject to the same uniform accounting, auditing and financial reporting standards that apply to U.S. companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. There may also be less publicly available information about a foreign company.

Although the volume of trading in foreign securities markets is growing, securities of many non-U.S. companies may be less liquid and have greater swings in price than securities of comparable U.S. companies. The costs of buying and selling securities on foreign securities exchanges are generally significantly higher than similar costs in the United States. There is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. Investment in non-U.S. securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, confiscatory taxation, and imposition of withholding taxes on dividends or interest payments. If it becomes necessary, it may be more difficult for a Fund to obtain or to enforce a judgment against a foreign issuer than against a domestic issuer.

Securities traded on foreign markets are usually bought and sold in local currencies, not in U.S. dollars. Therefore, the market value of foreign securities acquired by a Fund can be affected -- favorably or unfavorably -- by changes in currency rates and exchange control regulations. Costs are incurred in converting money from one currency to another. Foreign currency exchange rates are determined by supply and demand on the foreign exchange markets. Foreign exchange markets are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors, all of which are outside the control of each Fund. Generally, the Funds' foreign currency exchange transactions will be conducted on a cash or "spot" basis at the spot rate for purchasing or selling currency in the foreign currency exchange markets.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Funds may enter into contracts to purchase or sell foreign currencies in the future, for example, as a hedge against possible changes in foreign exchange rates before settlement of a pending trade. A forward foreign currency exchange contract is an agreement between the contracting parties to exchange an amount of currency at some future time at an agreed upon rate. The rate can be higher or lower than the cash or "spot" rate between the currencies that are the subject of the contract.

A forward contract generally has no deposit requirement, and such transactions do not involve commissions. A Fund can hedge against possible variations in the value of the dollar versus another currency by entering into a forward contract for the purchase or sale of all or part of the amount of foreign currency invested in a foreign security. A hedge can be used between the date the foreign security transaction is executed and the date on which payment is made or received, or a hedge may be used during the time a Fund holds the foreign security. Hedging against a change in the value of a currency does not eliminate fluctuations in the prices of securities or prevent losses if the prices of the securities decline. Furthermore, such hedging transactions preclude the opportunity for gain if the value of the hedged currency should rise. There can be no assurance that a Fund will be in a better or a worse position than if it had not entered into any forward contracts. In addition, a Fund may find it impossible at times to hedge certain currencies.

The Funds will not speculate in forward foreign currency exchange contracts. Although the Funds have no limit on their ability to use forward foreign currency exchange contracts as a hedge against fluctuations in foreign exchange rates (except to the extent that in certain situations hedging instruments may not be available), the Funds do not attempt to hedge all of their non-U.S. portfolio positions. The Funds will enter into forward foreign currency exchange contracts only to the extent, if any, deemed appropriate by the adviser and sub-adviser. Forward contracts may, from time to time, be considered illiquid, in which case they would be subject to a Fund's limitations on investing in illiquid securities. The Funds will not enter into forward contracts for a term of more than one year.

FUTURES, OPTIONS ON FUTURES AND OPTIONS ON SECURITIES -- As discussed in the Prospectuses, the Funds may enter into futures contracts, and purchase and sell ("write") options to buy or sell futures contracts and other securities. These instruments are sometimes referred to as "derivatives." The Funds will comply with and adhere to all limitations in the manner and extent to which they effect transactions in futures and options on such futures currently imposed by the rules and policy guidelines of the Commodity Futures Trading Commission (the "CFTC") as conditions for exemption of a mutual fund, or investment advisers thereto, from registration as a commodity pool operator. A Fund will not, as to any positions, whether long, short or a combination thereof, enter into futures and options thereon for which the aggregate initial margins and premiums exceed 5% of the fair market value of the Fund's total assets after taking into account unrealized profits and losses on options it has entered into. In the case of an option that is "in-the-money," as defined in the Commodities Exchange Act (the "CEA"), the in-the-money amount may be excluded in computing such 5%. (In general a call option on a future is "in-the-money" if the value of the future exceeds the exercise ("strike") price of the call; a put option on a future is "in-the-money" if the value of the future which is the subject of the put is exceeded by the strike price of the put.) The Funds may use futures and options thereon solely for bona fide hedging or for other non-speculative purposes within the meaning and intent of the applicable provisions of the CEA.

Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Instead, the Fund will be required to deposit an amount of cash or qualifying securities (currently U.S. Treasury bills). This is called "initial margin." Such initial margin is in the nature of a performance bond or good faith deposit on the contract. However, since losses on open contracts are required to be reflected in cash in the form of variation margin payments, the Fund may be required to make additional payments during the term of the contracts to its broker. Such payments would be required, for example, where, during the term of an interest rate futures contract purchased by the Fund, there was a general increase in interest rates, thereby making the Fund's futures position less valuable. In all instances involving the purchase of financial futures contracts by a Fund, an amount of cash and other liquid assets at least equal to the contract price of the futures contracts, will be deposited in a segregated account with the Funds' custodian to collateralize the position. At any time prior to the expiration of a futures contract, the Fund may elect to close its position by taking an opposite position which will operate to terminate the Fund's position in the futures contract. For a more complete discussion of the risks involved in interest rate futures and options on interest rate futures and other debt securities, refer to Appendix A ("Description of Futures and Options Contracts").

Where futures are purchased to hedge against a possible increase in the price of a security before a Fund is able in an orderly fashion to invest in the security, it is possible that the market may decline instead. If the Fund, as a result, concluded not to make the planned investment at that time because of concern as to possible further market decline or for other reasons, the Fund would realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

In addition to the possibility that there may be an imperfect correlation or no correlation at all between movements in the futures and the portion of the portfolio being hedged, the price of futures may not correlate perfectly with movements in interest rates or exchange rates due to certain market distortions. All participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between interest rates or exchange rates and the value of a future. Moreover, the deposit requirements in the futures market are less onerous than margin requirements in the securities market and may therefore cause increased participation by speculators in the futures market. Such increased participation also may cause temporary price distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between movements in interest rates or exchange rates and movements in the prices of futures contracts, the value of futures contracts as a hedging device may be reduced.

In addition, if a Fund has insufficient available cash, it may at times have to sell securities to meet variation margin requirements. Such sales may have to be effected at a time when it may be disadvantageous to do so.

ILLIQUID SECURITIES -- Securities which do not trade on stock exchanges or in the over the counter market, or have restrictions on when and how they may be sold, are generally considered to be "illiquid." An illiquid security is one that a Fund may have difficulty -- or may even be legally precluded from -- selling at any particular time. The Funds may invest in illiquid securities, including restricted securities and other investments which are not readily marketable. A Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its total assets, measured at the time of purchase, in illiquid securities. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of this restriction.

The principal risk of investing in illiquid securities is that a Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the securities with the SEC, and otherwise obtaining listing on a securities exchange or in the over the counter market.

RULE 144A SECURITIES -- A Fund also may invest in securities that can be resold to institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"). In recent years, a large institutional market has developed for many Rule 144A Securities. Institutional investors generally cannot sell these securities to the general public but instead will often depend on an efficient institutional market in which Rule 144A Securities can readily be resold to other institutional investors, or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions does not necessarily mean that a Rule 144A Security is illiquid. Institutional markets for Rule 144A Securities may provide both reliable market values for Rule 144A Securities and enable a Fund to sell a Rule 144A investment when appropriate. For this reason, the Company's board of directors has concluded that if a sufficient institutional trading market exists for a given Rule 144A security, it may be considered "liquid," and not subject to a Fund's limitations on investment in illiquid securities. The Company's board of directors has given
INVESCO the day-to-day authority to determine the liquidity of Rule 144A Securities, according to guidelines approved by the board. The principal risk of investing in Rule 144A Securities is that there may be an insufficient number of qualified institutional buyers interested in purchasing a Rule 144A Security held by a Fund, and the Fund might be unable to dispose of such security promptly or at reasonable prices.

REPURCHASE AGREEMENTS -- A Fund may enter into repurchase agreements, or REPOs, on debt securities that the Fund is allowed to hold in its portfolio. This is a way to invest money for short periods. A REPO is an agreement under which the Fund acquires a debt security and then resells it to the seller at an agreed upon price and date (normally, the next business day). The repurchase price represents an interest rate effective for the short period the debt security is held by the Fund, and is unrelated to the interest rate on the underlying debt security. A repurchase agreement is often considered as a loan collateralized by securities. The collateral securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement. The collateral securities are held by the Fund's custodian bank until the repurchase agreement is completed.

The Funds may enter into repurchase agreements with commercial banks, registered broker-dealers or registered government securities dealers, that are creditworthy under standards established by the Company's board of directors. The Company's board of directors has established standards that the investment adviser and sub-adviser must use to review the creditworthiness of any bank, broker or dealer that is party to a REPO. REPOs maturing in more than seven days are considered illiquid securities. A Fund will not enter into repurchase agreements maturing in more than seven days if as a result more than 20% of the Fund's total assets would be invested in these repurchase agreements and other illiquid securities.

As noted above, the Funds use REPOs as a means of investing cash for short periods of time. Although REPOs are considered to be highly liquid and comparatively low-risk, the use of REPOs does involve some risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss on the sale of the collateral security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

SECURITIES LENDING -- Although they do not do so at this time, and have no present intention of doing so, the Funds may lend their portfolio securities to qualified brokers, dealers, banks, or other financial institutions. The advantage of lending portfolio securities is that a Fund continues to have the benefits (and risks) of ownership of the loaned securities, while at the same time receiving interest from the borrower of the securities. The primary risk in lending portfolio securities is that a borrower may fail to return a portfolio security.

U.S. GOVERNMENT SECURITIES -- Each Fund may, from time to time, purchase debt securities issued by the U.S. government. These securities include treasury bills, treasury notes, and treasury bonds. Treasury bills have a maturity of one year or less. Treasury notes generally have a maturity of one to ten years, and treasury bonds generally have maturities of more than ten years.

U.S. government debt securities also include securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some obligations of United States government agencies, which are established under the authority of an act of Congress, such as Government National Mortgage Association ("GNMA") participation certificates, are supported by the full faith and credit of the United States Treasury. GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans -- issued by lenders such as mortgage bankers, commercial banks and savings and loan associations -- are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government. The market value of GNMA Certificates is not guaranteed. GNMA Certificates are different from bonds because principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity, as is the case with a bond. GNMA Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA Certificate.

Other United States government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by Fannie Mae, a federally chartered private corporation, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. A Fund will invest in securities of such instrumentalities only when its investment adviser and sub-advisers are satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

WHEN-ISSUED/DELAYED DELIVERY -- Ordinarily, the Funds buy and sell securities on an ordinary settlement basis. That means that the buy or sell order is sent, and a Fund actually takes delivery or gives up physical possession of the security on the "settlement date," which is three business days later. However, the Funds also may purchase and sell securities on a when-issued or delayed delivery basis.

When-issued or delayed delivery transactions occur when securities are purchased or sold by a Fund and payment and delivery take place at an agreed-upon time in the future. The Funds may engage in this practice in an effort to secure an advantageous price and yield. However, the yield on a comparable security available when delivery actually takes place may vary from the yield on the security at the time the when-issued or delayed delivery transaction was entered into. When a Fund engages in when-issued and delayed delivery transactions, it relies on the seller or buyer to consummate the sale at the future date. If the seller or buyer fails to act as promised, that failure may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. No payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction. However, fluctuation in the value of the security from the time of commitment until delivery could adversely affect a Fund.


INVESTMENTS RISKS AND STRATEGIES

The Funds operate under certain investment restrictions. For purposes of the following restrictions, all percentage limitations apply immediately after a purchase or initial investment. Any subsequent change in a particular percentage resulting from fluctuations in value does not require elimination of any security from a Fund.

The following restrictions are fundamental and may not be changed with respect to the Funds without prior approval of a majority of the outstanding voting securities of the Funds, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Funds, unless otherwise indicated, may not:

          (1) with respect to seventy-five percent (75%) of each Fund's total assets, purchase the securities of any one issuer (except cash items and "government securities" as defined under the 1940 Act), if the purchase would cause a Fund to have more than 5% of the value of its total assets invested in the securities of such issuer or to own more than 10% of the outstanding voting securities of such issuer;

          (2) borrow  money or issue senior  securities  (as defined in the 1940
Act), except that each Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) and may enter into reverse repurchase agreements in an aggregate amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed 33-1/3% of the value of a Fund's total assets by reason of a decline in total assets will be reduced within three business days to the extent necessary to comply with the 33-1/3% limitation. This restriction shall not prohibit deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts;

          (3) Invest more than 25% of the value of its total assets in any particular industry (other than government securities), except that: (i) the Utilities Fund may invest more than 25% of the value of its total assets in public utilities industries; (ii) the Health Sciences Fund may invest more than 25% of the value of its total assets in one or more industries relating to health care; (iii) the Technology Fund may invest more than 25% of the value of its total assets in the technology industry; and (iv) the Realty Fund may invest more than 25% of the value of its total assets in the real estate industry;

          (4) Invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses. This restriction shall not prohibit the Realty Fund from directly holding real estate if such real estate is acquired by that Fund as a result of a default on debt securities held by that Fund;

          (5) purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities;

          (6) lend any security or make any other loan if, as a result, more than 10% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements.);

          (7) act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund.

          Each Fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund.

           (a) Each Fund's investment in warrants, valued at the lower of cost or market, may not exceed 5% of the value of its net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on the New York or American Stock Exchanges. Warrants acquired by the Fund in units or attached to securities shall be deemed to be without value.

           (b) Each Fund will not (i) enter into any futures contracts or options on futures contracts if immediately thereafter the aggregate margin deposits on all outstanding futures contracts positions held by the Fund and premiums paid on outstanding options on futures contracts, after taking into account unrealized profits and losses, would exceed 5% of the market value of the total assets of the Fund, or (ii) enter into any futures contract if the aggregate net amount of the Fund's commitments under outstanding futures contracts positions of the Fund would exceed the market value of the total assets of the Fund.

           (c) Each Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor, and provided that transactions in options, swaps and forward futures contracts are not deemed to constitute selling securities short.

          (d) Each Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in options, futures, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

          (e) Each Fund does not currently intend to (i) purchase securities of closed-end investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and
(ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger. If a Fund invests in a money market fund, such Fund's investment adviser will reduce its advisory fee by the amount of any investment advisory and administrative services fee paid to the investment manager of the money market fund.

           (f) The Fund may not mortgage or pledge any securities owned or held by the Fund in amounts that exceed, in the aggregate, 15% of the Fund's net assets, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to margin or guarantee positions in futures, options, swaps or forward contracts or placed in a segregated account in connection with such contracts.

           (g) The Fund does not currently intend to purchase securities of any issuer (other than U.S. government agencies and instrumentalities or instruments guaranteed by an entity with a record of more than three years' continuous operation, including that of predecessors) with a record of less than three years' continuous operation (including that of predecessors) if such purchase would cause the Fund's investments in all such issuers to exceed 5% of the Fund's total assets taken at market value at the time of such purchase.

          (h) The Fund does not currently intend to invest directly in oil, gas, or other mineral development or exploration programs or leases; however, the Fund may own debt or equity securities of companies engaged in those businesses.

           (i) The Fund does not currently intend to purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The board of directors, or the Fund's investment adviser acting pursuant to authority delegated by the board of directors, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, or any successor to such rule, and therefore that such securities are not subject to the foregoing limitation.

          (j) The Fund may not invest in companies for the purpose of exercising control or management, except to the extent that exercise by the Fund of its rights under agreements related to portfolio securities would be deemed to constitute such control.

          In applying the industry concentration investment restrictions applicable to the Funds, the Company uses an industry classification system for international securities based on information obtained from Bloomberg L.P., Moody's International and a modified S&P industry code classification schema which uses various sources to classify securities.

         With respect to investment restriction (i) above, the board of directors has delegated to Fund Management the authority to determine whether a liquid market exists for securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such rule and that such securities are not subject to this restriction. Under guidelines established by the board of directors, Fund Management will consider the following factors, among others, in making this determination: (1) the unregistered nature of a Rule 144A security;
(2) the frequency of trades and quotes for the security; (3) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

          In order to enable California investors to allocate variable annuity or variable life insurance contract values to one or more of the Funds, the Company has committed to comply with the following guidelines: (i) the borrowing limits for any Fund are (a) 10% of net asset value when borrowing for any general purpose and (b) 25% of net asset value when borrowing as a temporary measure to facilitate redemptions (for purposes of this clause, the net asset value of a Fund is the market value of all investments or assets owned less outstanding liabilities of the Fund at the time that any new or additional borrowing is undertaken); and (ii) if a Fund invests in foreign companies, the foreign country diversification guidelines to be followed by the Fund are as follows:

          (a) The Fund will be invested in a minimum of five different foreign countries at all times. However, this minimum is reduced to four when foreign country investments comprise less than 80% of the Fund's net asset value, to three when less than 60% of such value, to two when less than 40% and to one when less than 20%.

          (b) Except as set forth in items (c) and (d) below, the Fund will have no more than 20% of its net asset value invested in securities of issuers located in any one country.

          (c) The Fund may have an additional 15% of its net asset value invested in securities of issuers located in any one of the following countries:
Australia, Canada, France, Japan, the United Kingdom, or Germany.

          (d) The Fund's investments in United States issuers are not subject to the foreign country diversification guidelines.

          State insurance laws and regulations may impose additional limitations on lending securities and the use of options, futures and other derivative instruments.

MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISER

INVESCO Funds Group, Inc., a Delaware corporation ("INVESCO"), is the Company's investment adviser. INVESCO was founded in 1932 and serves as an investment adviser to:

      INVESCO Bond Funds, Inc. (formerly, INVESCO Income Funds, Inc.)
      INVESCO Combination Stock & Bond Funds, Inc.
           (formerly, INVESCO Flexible Funds,Inc.)
      INVESCO Diversified Funds, Inc.
      INVESCO Emerging Opportunity Funds, Inc.
      INVESCO Industrial Income Fund, Inc.
      INVESCO Growth Funds, Inc. (formerly, INVESCO Growth Fund, Inc.)
      INVESCO International Funds, Inc.
      INVESCO Money Market Funds, Inc.
      INVESCO Sector Funds, Inc. (formerly, INVESCO Strategic Portfolios, Inc.) INVESCO Specialty Funds, Inc.
      INVESCO Stock Funds, Inc. (formerly, INVESCO Equity Funds, Inc.)
      INVESCO Tax-Free Income Funds, Inc.
      INVESCO Value Trust
      INVESCO Variable Investment Funds, Inc.

As of December 31, 1998, INVESCO managed 14 mutual funds having combined assets of $21.2 billion, consisting of 51 separate portfolios, on behalf of more than 900,000 shareholders.

INVESCO is an indirect wholly owned subsidiary of AMVESCAP PLC, a publicly traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis. AMVESCAP PLC is one of the largest independent investment management businesses in the world, with approximately $275 billion in assets under management on December 31, 1998.

AMVESCAP PLC's North American subsidiaries include:

      INVESCO Retirement and Benefit Services, Inc. ("IRBS"), Atlanta, Georgia, develops and provides domestic and international defined contribution retirement plan services to plan sponsors, institutional retirement plan sponsors, institutional plan providers and foreign governments.

      INVESCO Retirement Plan Services ("IRPS"), Atlanta, Georgia, a division of IRBS, provides record keeping and investment selection services to defined contribution plan sponsors of plans with between $2 million and $200 million in assets. Additionally, IRPS provides investment consulting services to institutions seeking to provide retirement plan products and services.

      Institutional Trust Company, doing business as INVESCO Trust Company ("ITC"), Denver, Colorado, a division of IRBS, provides retirement account custodian and/or trust services for individual retirement accounts ("IRAs") and other retirement plan accounts. This includes services such as record keeping, tax reporting and compliance. ITC acts as trustee or custodian to these plans. ITC accepts contributions and provides, through INVESCO, complete transfer agency functions: correspondence, sub-accounting, telephone communications and processing of distributions.

      INVESCO Capital Management, Inc., Atlanta, Georgia, manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds. INVESCO Capital Management, Inc. is the sole shareholder of INVESCO Services, Inc., a registered broker-dealer.

      INVESCO Management & Research, Inc., Boston, Massachusetts, primarily manages pension and endowment accounts.

      PRIMCO Capital Management, Inc., Louisville, Kentucky, specializes in managing stable return investments, principally on behalf of Section 401(k) retirement plans.

      INVESCO Realty Advisors, Inc., Dallas, Texas, is responsible for providing advisory services in the U.S. real estate markets for AMVESCAP PLC's clients worldwide. Clients include corporate pension plans and public pension funds as well as endowment and foundation accounts.

      INVESCO (NY), Inc., New York, is an investment adviser for separately managed accounts, such as corporate and municipal pension plans, Taft-Hartley Plans, insurance companies, charitable institutions and private individuals. INVESCO NY also offers the opportunity for its clients to invest both directly and indirectly through partnerships in primarily private investments or privately negotiated transactions. INVESCO NY further serves as investment adviser to several closed-end investment companies, and as sub-adviser with respect to certain commingled employee benefit trusts. INVESCO NY specializes in the fundamental research investment approach, with the help of quantitative tools.

      A I M Advisors, Inc., Houston, Texas, provides investment advisory and administrative services for retail and institutional mutual funds.

      A I M Capital Management, Inc., Houston, Texas provides investment advisory services to individuals, corporations, pension plans and other private investment advisory accounts and also serves as a sub-adviser to certain retail and institutional mutual funds, one Canadian mutual fund and one portfolio of an open-end registered investment company that is offered to separate accounts of variable insurance companies.

      A I M Distributors, Inc. and Fund Management Company, Houston, Texas are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.

      The  corporate   headquarters  of  AMVESCAP  PLC  are  located  at  11
     Devonshire Square, London, EC2M4YR, England.

THE INVESTMENT ADVISORY AGREEMENT

INVESCO serves as investment adviser to the Funds under an investment advisory agreement dated February 28, 1997 (the "Agreement") with the Company, which was last approved by the board of directors for a term expiring May 15, 1999. The board vote was cast in person, at a meeting called for this purpose, by a majority of the directors of the Company, including a majority of the directors who are not "interested persons" of the Company or INVESCO ("Independent Directors"). Shareholders of the High Yield, Equity Income, Total Return and Utilities Funds approved the Agreement on January 31, 1997. With respect to Blue Chip Growth, Dynamics and Small Company Growth Funds, the Agreement was approved by INVESCO on August 22, 1997. With respect to Health Sciences and Technology Funds, the Agreement was approved by INVESCO on May 21, 1997. With respect to Realty Fund, the Agreement was approved by INVESCO on March 31, 1998.

The Agreement may be continued from year to year if each such continuance is specifically approved at least annually by the board of directors of the Company, or by a vote of the holders of a majority, as defined in the 1940 Act, of the outstanding shares of each Fund. Any continuance also must be approved by a majority of the Company's Independent Directors, cast in person at a meeting called for the purpose of voting on such continuance. The Agreement may be terminated at any time without penalty by either party upon sixty (60) days' written notice and terminates automatically in the event of an assignment to the extent required by the 1940 Act and the rules thereunder.

The Agreement requires that INVESCO manage the investment portfolio of each Fund in a way that conforms with each Fund's investment policies. INVESCO may directly manage a Fund itself, or may hire a sub-adviser, which may be an affiliate of INVESCO, to do so.
Specifically, INVESCO is responsible for:

   o managing the investment and reinvestment of all the assets of the Funds, and executing all purchases and sales of portfolio securities;

   o maintaining a continuous investment program for the Funds,  consistent with
     (i) each Fund's investment policies as set forth in the Company's Bylaws and Registration Statement, as from time to time amended, under the 1940 Act, and in any prospectus and/or statement of additional information of the Funds, as from time to time amended and in use under the 1933 Act, and
     (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended;

   o determining what securities are to be purchased or sold for the Funds, unless otherwise directed by the directors of the Company, and executing transactions accordingly;

   o providing the Funds the benefit of all of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of a long-range investment policy now or hereafter generally available to the investment advisory customers of the Adviser or any Sub-Adviser;

   o determining what portion of each Fund's assets should be invested in the various types of securities authorized for purchase by the Fund; and

   o making recommendations as to the manner in which voting rights, rights to consent to Fund action and any other rights pertaining to a Fund's portfolio securities shall be exercised.

INVESCO also performs all of the following services for the Funds:

   o  administrative

   o  internal accounting (including computation of net asset value)

   o  clerical and statistical

   o  secretarial

   o all other services necessary or incidental to the administration of the affairs of the Funds

   o  supplying the Company with officers, clerical staff and other employees

   o furnishing office space, facilities, equipment, and supplies; providing personnel and facilities required to respond to inquiries related to shareholder accounts

   o conducting periodic compliance reviews of the Funds' operations; preparation and review of required documents, reports and filings by INVESCO's in-house legal and accounting staff or in conjunction with independent attorneys and accountants (including the prospectus, statement of additional information, proxy statements, shareholder reports, tax returns, reports to the SEC, and other corporate documents of the Funds)

   o  supplying basic telephone service and other utilities

   o preparing and maintaining certain of the books and records required to be prepared and maintained by the Funds under the 1940 Act.

Expenses not assumed by INVESCO are borne by the Funds. As full compensation for its advisory services to the Company, INVESCO receives a monthly fee from each Fund. The fee is calculated at the annual rate of:

Equity Income and Total Return Funds

   o  0.75% on the first $500 million of each Fund's average net assets;

   o  0.65% on the next $500 million of each Fund's average net assets; and

   o  0.55% on each Fund's average net assets in excess of $1 billion.

High Yield and Utilities Funds

   o  0.60% on the first $500 million of each Fund's average net assets;

   o  0.55% on the next $500 million of each Fund's average net assets; and

   o  0.45% on each Fund's average net assets in excess of $1 billion.

Small Company Growth, Health Sciences and Technology Funds

   o  0.75% on the first $350 million of each Fund's average net assets;

   o  0.65% on the next $350 million of each Fund's average net assets; and

   o  0.55% on each Fund's average net assets in excess of $700 million.

Dynamics Fund

   o  0.60% on the first $350 million of the Fund's average net assets;

   o  0.55% on the next $350 million of the Fund's average net assets; and

   o  0.50% on the Fund's average net assets in excess of $700 million.

Blue Chip Growth Fund

   o  0.85% of the Fund's average net assets.

Realty Fund

   o  0.90% on the first $500 million of the Fund's average net assets;

   o  0.75% on the next $500 million of the Fund's average net assets; and

   o  0.65% on the Fund's average net assets in excess of $1 billion.

During the fiscal years ended December 31, 1998, 1997 and 1996, the Funds paid INVESCO advisory fees in the dollar amounts shown below. If applicable, the fees were reduced voluntarily in the amounts shown below, so that INVESCO's fees are not in excess of the voluntary expense limitations shown below, which have been agreed to by the Company and INVESCO.

                        Advisory             Total Expense        Total Expense
                        Fee Dollars          Reimbursements       Limitations
                        -----------          --------------       -----------
Blue Chip Growth Fund
1998                       $2,589               $32,023              1.50%
1997                          781                26,170              1.25%
1996                          N/A                   N/A               N/A

Dynamics Fund
1998                       $1,652               $36,773               1.15%
1997                          554                31,429               0.90%
1996                          N/A                   N/A                N/A

Equity Income Fund
1998                     $377,741                  $245               1.15%
1997                      223,880                16,285               0.90%
1996                      105,932                34,295               0.90%

Health Sciences Fund
1998                       $9,945               $39,165               1.25%
1997                        1,191                33,488               1.00%
1996                          N/A                   N/A                N/A

High Yield Fund
1998                     $224,864                    $0               1.05%
1997                      117,624                20,919               0.80%
1996                       50,693                38,708               0.80%

Realty Fund
1998                       $2,558               $18,881               1.35%
1997                          N/A                   N/A                N/A
1996                          N/A                   N/A                N/A

Small Company Growth Fund
1998                       $2,726               $39,139               1.25%
1997                          684                32,621               1.00%
1996                          N/A                   N/A                N/A

Technology Fund
1998                       $5,670               $38,752               1.25%
1997                        1,318                33,352               1.00%
1996                          N/A                   N/A                N/A

Total Return Fund
1998                     $219,888                  $196               1.15%
1997                      126,159                30,247               0.90%
1996                       77,890                37,492               0.90%

Utilities Fund
1998                      $32,195               $28,048               1.15%
1997                       19,549                35,201               0.90%
1996                        5,716                39,955               0.90%

THE SUB-ADVISORY AGREEMENT

With respect to the Realty Fund, INVESCO Realty Advisors, Inc. ("IRAI") serves as sub-adviser to the Realty Fund pursuant to a sub-advisory agreement dated February 28, 1997 (the " Realty Sub-Agreement") with INVESCO which was approved on November 6, 1996, by a vote cast in person by a majority of the directors of the Company, including a majority of the directors who are not "interested persons" of the Company, INVESCO or IRAI, at a meeting called for such purpose. The Realty Sub-Agreement was approved on January 31, 1997, by the shareholders of the Realty Fund for an initial term expiring February 28, 1999. On May 13, 1998, this period was extended by the Company's board of directors through May 15, 1999.

With respect to the Total Return Fund, INVESCO Capital Management ("ICM") serves as sub-adviser to the Total Return Fund pursuant to a sub-advisory agreement dated February 28, 1997 (the "Total Return Sub-Agreement") with INVESCO which was approved on November 6, 1996 by a vote cast in person by a majority of the directors of the Company, including a majority of the directors who are not "interested persons" of the Company, INVESCO or ICM, at a meeting called for such purpose. The Total Return Sub-Agreement was approved on January 31, 1997 by the shareholders of the Total Return Fund for an initial term expiring on February 28, 1999. On May 13, 1998, this period was extended by the Company's board of directors through May 15, 1999.

Thereafter, the Realty Sub-Agreement and Total Return Sub-Agreement (the "Sub-Agreements") may be continued from year to year as to each Fund as long as each such continuance is specifically approved by the board of directors of the Company, or by a vote of the holders of a majority of the outstanding shares of the Fund, as defined in the 1940 Act. Each such continuance also must be approved by a majority of the directors who are not parties to the Sub-Agreements or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Sub-Agreements may be terminated at any time without penalty by either party or the Company upon sixty (60) days' written notice. Each terminates automatically in the event of an assignment to the extent required by the 1940 Act and the rules thereunder.

The Sub-Agreements provide that IRAI and ICM, as applicable, subject to the supervision of INVESCO, shall manage the investment portfolios of the Realty and Total Return Funds in conformity with each Fund's investment policies. These management services include: (a) managing the investment and reinvestment of all the assets, now or hereafter acquired, of each Fund, and executing all purchases and sales of portfolio securities; (b) maintaining a continuous investment program for the Funds, consistent with (i) each Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws and Registration Statement, as from time to time amended, under the 1940 Act, as amended, and in any prospectus and/or statement of additional information of the Company, as from time to time amended and in use under the 1933 Act, and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended; (c) determining what securities are to be purchased or sold for each Fund, unless otherwise directed by the directors of the Company or INVESCO, and executing transactions accordingly; (d) providing the Funds the benefit of all of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of long-range investment policy now or hereafter generally available to investment advisory customers of IRAI or ICM; (e) determining what portion of each applicable Fund's assets should be invested in the various types of securities authorized for purchase by such Fund; and (f) making recommendations as to the manner in which voting rights, rights to consent to Company action and any other rights pertaining to the portfolio securities of each applicable Fund shall be exercised.

The Sub-Agreements provide that, as compensation for their services, IRAI and ICM shall receive from INVESCO, at the end of each month, a fee based upon the average daily value of the applicable Fund's net assets. With respect to the Realty Fund, the fee is calculated at the following annual rates: prior to January 1, 1998, 0.30% on the first $500 million of the Fund's average net assets; 0.25% on the next $500 million of the Fund's average net assets; and 0.2167% on the Fund's average net assets in excess of $1 billion; and effective January 1, 1998, 0.36% on the first $500 million; 0.30% on the next $500 million and 0.26% on the Fund's net assets in excess of $1 billion. With respect to the Total Return Fund, the fee is computed at the following annual rates: prior to January 1, 1998, 0.25% on the first $500 million of the Fund's average net assets; 0.2167% on the next $500 million of the Fund's average net assets; and 0.1833% on the Fund's average net assets in excess of $1 billion; and effective January 1, 1998, 0.30% on the first $500 million; 0.26% on the next $500 million and 0.22% on the Fund's average net assets in excess of $1 billion. The sub-advisory fees are paid by INVESCO, NOT the Funds.

ADMINISTRATIVE SERVICES AGREEMENT

INVESCO, either directly or through affiliated companies, provides certain administrative, sub-accounting, and recordkeeping services to the Funds pursuant to an Administrative Services Agreement dated February 28, 1997. The Administrative Services Agreement was approved on November 6, 1996, at a meeting called for that purpose, by a vote cast in person by all of the directors of the Company, including a majority of the Independent Directors of the Company or INVESCO.

The Administrative Services Agreement was for an initial term expiring in one year and has been extended by action of the board of directors through May 15, 1999. The Administrative Services Agreement may be continued from year to year as long as each such continuance is specifically approved by the board of directors of the Company, including a majority of the Company's Independent Directors. The Administrative Services Agreement may be terminated at any time without penalty by INVESCO on sixty (60) days' written notice, or by the Funds upon thirty (30) days' written notice, and ends automatically in the event of an assignment unless the Company's board of directors, including a majority of the Company's Independent Directors, approves such assignment.

The Administrative Services Agreement requires INVESCO to provide the following services to the Funds:

   o such sub-accounting and recordkeeping services and functions as are reasonably necessary for the operation of the Funds; and

   o such  sub-accounting,   recordkeeping,   and  administrative  services  and
     functions, which may be provided by affiliates of INVESCO, as are reasonably necessary for the operation of Fund shareholder accounts maintained by certain retirement plans and employee benefit plans for the benefit of participants in such plans.

The Administrative Services Agreement provides that each Fund pay INVESCO an annual base fee per Fund of $10,000, plus an additional incremental fee computed daily and paid monthly by each Fund, at an annual rate of 0.015% of the average net assets of each Fund, plus an additional 0.25% per year of new assets accrued after July 8, 1998.


TRANSFER AGENCY AGREEMENT

INVESCO also performs transfer agent, dividend disbursing agent, and registrar services for the Funds pursuant to a Transfer Agency Agreement dated February 28, 1997, which was approved by the board of directors of the Company on November 6, 1996 for an initial term expiring in one year and has been extended by action of the board of directors through May 15, 1999. The Transfer Agency Agreement may be continued from year to year as long as such continuance is specifically approved at least annually by the board of directors of the Company, including a majority of the Company's Independent Directors, or by a vote of the holders of a majority of the outstanding voting securities of the Funds. The Transfer Agency Agreement may be terminated at any time without penalty by either party upon sixty (60) days' written notice and terminates automatically in the event of assignment.

The Transfer Agency Agreement provides that each Fund pay INVESCO an annual fee of $5,000. This fee is paid monthly at the rate of 1/12 of the annual fee.


FEES PAID TO INVESCO

For the fiscal years ended December 31, 1998, 1997 and 1996, the Funds paid the following fees to INVESCO (prior to the voluntary absorption of certain Fund expenses by INVESCO):

BLUE CHIP GROWTH FUND

Type of Fee                   1998         1997        1996
------------------------      ----         ----        ----
Advisory                    $2,589         $781         N/A
Administrative Services     10,047        6,680         N/A
Transfer Agency              5,000        3,333         N/A

DYNAMICS FUND

Type of Fee                   1998         1997        1996
------------------------      ----         ----        ----
Advisory                    $1,652         $554         N/A
Administrative Services     10,042       10,014         N/A
Transfer Agency              5,000        5,000         N/A


EQUITY INCOME FUND

Type of Fee                   1998         1997        1996
------------------------      ----         ----        ----
Advisory                  $377,741     $223,880    $105,932
Administrative Services     25,519       14,478      12,119
Transfer Agency              5,000        5,000       5,000


HEALTH SCIENCES FUND

Type of Fee                   1998         1997        1996
------------------------      ----         ----        ----
Advisory                    $9,945       $1,191         N/A
Administrative Services     11,874       10,024         N/A
Transfer Agency              5,000        5,000         N/A

HIGH YIELD FUND

Type of Fee                   1998         1997        1996
------------------------      ----         ----        ----
Advisory                  $224,864     $117,624     $50,693
Administrative Services     26,312       12,941      11,267
Transfer Agency              5,000        5,000       5,000

REALTY FUND

Type of Fee                   1998         1997        1996
------------------------      ----         ----        ----
Advisory                    $2,558          N/A         N/A
Administrative Services      7,669          N/A         N/A
Transfer Agency              3,750          N/A         N/A

SMALL COMPANY GROWTH FUND

Type of Fee                   1998         1997        1996
------------------------      ----         ----        ----
Advisory                    $2,726         $684         N/A
Administrative Services     10,192       10,014         N/A
Transfer Agency              5,000        5,000         N/A

TECHNOLOGY FUND

Type of Fee                   1998         1997        1996
------------------------      ----         ----        ----
Advisory                    $5,670       $1,318         N/A
Administrative Services     11,005       10,026         N/A
Transfer Agency              5,000        5,000         N/A

TOTAL RETURN FUND

Type of Fee                   1998         1997        1996
------------------------      ----         ----        ----
Advisory                  $219,888     $126,159     $77,890
Administrative Services     19,501       12,534      11,558
Transfer Agency              5,000        5,000       5,000

UTILITIES FUND

Type of Fee                   1998         1997        1996
------------------------      ----         ----        ----
Advisory                   $32,195      $19,549      $5,716
Administrative Services     11,535       10,489      10,143
Transfer Agency              5,000        5,000       5,000


DIRECTORS AND OFFICERS OF THE COMPANY

The overall direction and supervision of the Company come from the board of directors. The board of directors is responsible for making sure that the Funds' general investment policies and programs are carried out and that the Funds are properly administered.

The board of directors has an audit committee comprised of four of the directors who are not affiliated with INVESCO (the "Independent Directors"). The committee meets quarterly with the Company's independent accountants and officers to review accounting principles used by the Company, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters.

The Company has a  management  liaison  committee  which  meets  quarterly  with various management personnel of INVESCO in order to facilitate better understanding of management and operations of the Company, and to review legal and operational matters which have been assigned to the committee by the board of directors, in furtherance of the board of directors' overall duty of supervision.

The Company has a soft dollar brokerage committee. The committee meets periodically to review soft dollar and other brokerage transactions by the Funds, and to review policies and procedures of the Funds' adviser with respect to brokerage transactions. It reports on these matters to the Company's board of directors.

The Company has a derivatives committee. The committee meets periodically to review derivatives investments made by the Funds. It monitors derivatives usage by the Funds and the procedures utilized by the Funds' adviser to ensure that the use of such instruments follows the policies on such instruments adopted by the Company's board of directors. It reports on these matters to the Company's board of directors.

The officers of the Company, all of whom are officers and employees of INVESCO, are responsible for the day-to-day administration of the Company and the Funds. The officers of the Company receive no direct compensation from the Company for their services as officers. The investment adviser for the Funds has the primary responsibility for making investment decisions on behalf of the Funds. These investment decisions are reviewed by the investment committee of INVESCO.

All of the officers and directors of the Company hold comparable positions with the following funds, which, with the Company, are collectively referred to as the "INVESCO Funds":

      INVESCO Bond Funds, Inc. (formerly, INVESCO Income Funds, Inc.)
      INVESCO Combination Stock & Bond Funds, Inc. (formerly,
          INVESCO Flexible Funds, Inc.)
      INVESCO Diversified Funds, Inc.
      INVESCO Emerging Opportunity Funds, Inc.
      INVESCO Industrial Income Fund, Inc.
      INVESCO Growth Funds, Inc. (formerly, INVESCO Growth Fund, Inc.)
      INVESCO International Funds, Inc.
      INVESCO Money Market Funds, Inc.
      INVESCO Sector Funds, Inc. (formerly, INVESCO Strategic Portfolios, Inc.) INVESCO Specialty Funds, Inc.
      INVESCO Stock Funds, Inc. (formerly, INVESCO Equity Funds, Inc.)
      INVESCO Tax-Free Income Funds, Inc.
      INVESCO Treasurer's Series Trust
      INVESCO Value Trust
      INVESCO Variable Investment Funds, Inc.

The table below provides information about each of the Company's directors and officers. Unless otherwise indicated, the address of the directors and officers is P.O. Box 173706, Denver, CO 80217-3706 . Their affiliations represent their principal occupations.


                            Position(s) Held          Principal Occupation(s)
Name, Address, and Age      With Company              During Past Five Years

Charles W. Brady *+         Director and              Chairman of the Board
1315 Peachtree St., N.E.    Chairman of the Board     of INVESCO Global
Atlanta, Georgia                                      Health Sciences Fund;
Age:  63                                              Chief  Executive   Officer
                                                      and  Director  of AMVESCAP
                                                      PLC,  London,  England and
                                                      various  subsidiaries  of
                                                      AMVESCAP PLC.

Fred A. Deering +#          Director and Vice         Trustee of INVESCO Glo-
Security Life Center        Chairman of the Board     bal Health Sciences
1290 Broadway                                         Fund; formerly
Denver, Colorado                                      Chairman of the
Age:  71                                              Executive   Committee  and
                                                      Chairman  of the  Board of
                                                      Security  Life  of  Denver
                                                      Insurance     Company;
                                                      Director  of ING American
                                                      Holdings Company and First
                                                      ING   Life    Insurance
                                                      Company of New York.


Mark H. Williamson *+       President, Chief          President, Chief Execu-
7800 E. Union Avenue        Executive Officer         tive Officer and
Denver, Colorado            and Director              Director of INVESCO
Age:  47                                              Distributors, Inc.;
                                                      Chairman   of  the  Board,
                                                      President     and    Chief
                                                      Executive    Officer    of
                                                      INVESCO Funds Group, Inc.;
                                                      President     and    Chief
                                                      Operating    Officer    of
                                                      INVESCO    Global   Health
                                                      Sciences  Fund;  formerly,
                                                      Chairman  and  Chief Exec-
                                                      utive  Officer of Nations-
                                                      Banc    Advisors,    Inc.;
                                                      formerly,    Chairman   of
                                                      NationsBanc   Investments,
                                                      Inc.

                            Position(s) Held          Principal Occupation(s)
Name, Address, and Age      With Company              During Past Five Years

Victor L. Andrews, Ph.D.    Director                  Professor Emeritus,
**!                                                   Chairman Emeritus and
34 Seawatch Drive                                     Chairman of the CFO
Savannah, Georgia                                     Roundtable of the
Age:  68                                              Department of Finance of
                                                      Georgia State University;
                                                      President,  Andrews Finan-
                                                      cial Associates, Inc. (con
                                                      sulting  firm);  formerly,
                                                      member of the faculties of
                                                      the    Harvard    Business
                                                      School   and   the   Sloan
                                                      School  of  Management  of
                                                      MIT;   Director   of   The
                                                      Sheffield Funds, Inc.

Bob R. Baker +**            Director                  President and Chief
AMC Cancer Research                                   Executive Officer of
Center                                                AMC Cancer Research
1600 Pierce Street                                    Center, Denver,
Lakewood, Colorado                                    Colorado, since
Age: 62                                               January    1989;    until
                                                      December    1988,    Vice
                                                      Chairman  of the  Board of
                                                      First  Columbia  Financial
                                                      Corporation,    Englewood,
                                                      Colorado; formerly, Chair-
                                                      man of the Board and Chief
                                                      Executive Officer of First
                                                      Columbia      Financial
                                                      Corporation.

Lawrence H. Budner #@       Director                  Trust Consultant;
7608 Glen Albens Circle                               prior to June 1987,
Dallas, Texas                                         Senior Vice President
Age:  68                                              and Senior Trust
                                                      Officer of InterFirst
                                                      Bank, Dallas, Texas.

                            Position(s) Held          Principal Occupation(s)
Name, Address, and Age      With Company              During Past Five Years

Wendy L. Gramm**!           Director                  Self-employed (since
4201 Yuma Street, N.W.                                1993); Professor of
Washington,  DC                                       Economics and Public
Age: 54                                               Administration,
                                                      University of  Texas  at
                                                      Arlington;  for   merly,
                                                      Chairman,  Commodity
                                                      Future      Trading
                                                      Commission; Administrator
                                                      for     Information    and
                                                      Regulatory  Affairs at the
                                                      Office of  Management  and
                                                      Budget;  Executive  Direc-
                                                      tor  of  the  Presidential
                                                      Task  Force on  Regulatory
                                                      Relief;  Director  of  the
                                                      Federal    Trade   Commis-
                                                      sion's  Bureau  of Econom-
                                                      ics;  also,   Director  of
                                                      Chicago         Mercantile
                                                      Exchange,   Enron Corpora-
                                                      tion, IBP Inc., State Farm
                                                      Insurance  Company,  Inde-
                                                      pendent   Women's   Forum,
                                                      International     Republic
                                                      Institute, and the Republi
                                                      can Women's Federal Forum.
                                                      Also,  Member  of Board of
                                                      Visitors,    College    of
                                                      Business  Administration,
                                                      University  of  Iowa,  and
                                                      Member    of    Board   of
                                                      Visitors, Center for Study
                                                      of Public  Choice,  George
                                                      Mason University.


Kenneth T. King +#@         Director                  Retired.  Formerly,
4080  North Circulo                                   Chairman of the Board
Manzanillo Tucson, Arizona                            of The Capitol Life
Age:  73                                              Insurance Company,
                                                      Providence      Washington
                                                      Insurance    Company   and
                                                      Director of numerous  U.S.
                                                      subsidiaries   thereof;
                                                      formerly,  Chairman of the
                                                      Board  of  The  Providence
                                                      Capitol  Companies  in the
                                                      United     Kingdom     and
                                                      Guernsey;  Chairman of the
                                                      Board   of   the   Symbion
                                                      Corporation until 1987.

                            Position(s) Held          Principal Occupation(s)
Name, Address, and Age      With Company              During Past Five Years

John W. McIntyre +#@        Director                  Retired. Formerly,
7 Piedmont Center                                     Vice Chairman of the
100 Suite                                             Board of Directors of
Atlanta, Georgia                                      The Citizens and
Age: 68                                               Southern  Corporation  and
                                                      Chairman  of the Board and
                                                      Chief  Execu tive  Officer
                                                      of  The   Citi   zens  and
                                                      Southern Georgia Corp. and
                                                      The  Citizens and Southern
                                                      National Bank;  Trustee of
                                                      INVESCO    Global   Health
                                                      Sciences   Fund,    Gables
                                                      Residential         Trust,
                                                      Employee's      Retirement
                                                      System   of   GA,    Emory
                                                      University,  and J.M. Tull
                                                      Charitable     Foundation;
                                                      Director  of  Kaiser Foun-
                                                      dation   Health  Plans  of
                                                      Georgia, Inc.

Larry Soll, Ph.D.!**     Director                     Retired. Formerly,
345 Poorman Road                                      Chair man of the Board
Boulder,  Colorado                                    (1987 to 1994), Chief
Age:  57                                              Executive Officer (1982 to
                                                      1989 and 1993 to 1994) and
                                                      President (1982 to 1989)
                                                      of Synergen Inc.; Director
                                                      of   Synergen      since
                                                      incorporation  in  1982;
                                                      Director      of    Isis
                                                      Pharmaceuticals,    Inc.;
                                                      Trustee of INVESCO Global
                                                      Health Sciences Fund.

Glen A. Payne            Secretary                    Senior Vice President,
7800 E. Union Avenue                                  General Counsel and
Denver, Colorado                                      Secretary of INVESCO
Age:  51                                              Funds Group, Inc.,
                                                      Senior Vice President,
                                                      Secretary and General
                                                      Counsel of INVESCO
                                                      Distributors, Inc.,
                                                      Secretary, INVESCO
                                                      Global Health Sciences
                                                      Fund.  Formerly,
                                                      General Counsel of
                                                      INVESCO Trust Company
                                                      (1989 to 1998).
                                                      Formerly, employee of
                                                      a U.S. regulatory
                                                      agency, Washington,
                                                      D.C. (1973 to 1989).

                            Position(s) Held          Principal Occupation(s)
Name, Address, and Age      With Company              During Past Five Years

Ronald L. Grooms            Chief Accounting          Senior Vice President
7800 E. Union Avenue        Officer, Chief Finan      and Treasurer of
Denver, Colorado            cial Officer and          INVESCO Funds Group,
Age:   52                   Treasurer                 Inc.; Senior Vice
                                                      President and Trea-
                                                      surer of INVESCO Dis-
                                                      tributors, Inc.;
                                                      Treasurer, Principal
                                                      Financial and
                                                      Accounting Officer of
                                                      INVESCO Global Health
                                                      Sciences Fund;
                                                      formerly, Senior Vice
                                                      President and
                                                      Treasurer of INVESCO
                                                      Trust Company (1988 to
                                                      1998).

Pamela J. Piro               Assistant Treasurer      Vice President of
7800 E. Union Avenue                                  INVESCO Funds Group,
Denver, Colorado                                      Inc.; formerly,
Age:  38                                              Assistant Vice
                                                      President (1996 to
                                                      1997), Director -
                                                      Portfolio Accounting
                                                      (1994 to 1996),
                                                      Portfolio Accounting
                                                      Manager (1993 to 1994)
                                                      and Assistant
                                                      Accounting Manager
                                                      (1990 to 1993).

Alan I. Watson              Assistant Secretary       Vice President of
7800 E.Union Avenue                                   INVESCO Funds Group,
Denver, Colorado                                      Inc.;  formerly, Trust
Age:  57                                              Officer of INVESCO
                                                      Trust Company.

Judy P. Wiese               Assistant Secretary       Vice President of
7800 E. Union Avenue                                  INVESCO Funds Group,
Denver, Colorado                                      Inc.;  formerly, Trust
Age:  51                                              Officer of INVESCO
                                                      Trust Company;
                                                      formerly, Assistant
                                                      Treasurer of INVESCO
                                                      Funds Group, Inc.
                                                      (1984 to 1999).


# Member of the audit committee of the Company.

+ Member of the executive committee of the Company. On occasion, the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of directors.

* These directors are "interested persons" of the Company as defined in the 1940 Act.

**Member of the management liaison committee of the Company.

@ Member of the soft dollar brokerage committee of the Company.

! Member of the derivatives committee of the Company.

The following table shows the compensation paid by the Company to its Independent Directors for services rendered in their capacities as directors of the Company; the benefits accrued as Company expenses with respect to the Defined Benefit Deferred Compensation Plan discussed below; and the estimated annual benefits to be received by these directors upon retirement as a result of their service to the Company, all for the fiscal year ended December 31, 1998.

In addition, the table sets forth the total compensation paid by all of the INVESCO Funds and INVESCO Global Health Sciences Fund (collectively, the "INVESCO Complex") to these direc-tors for services rendered in their capacities as directors or trustees during the year ended December 31, 1998. As of December 31, 1998, there were 16 funds in the INVESCO Complex.

------------------------------------------------------------------------------------------

Name of Person      Aggregate           Benefits       Estimated           Total
and Position        Compensation        Accrued As     Annual              Compensation
                    From Company(1)     Part of        Benefits Upon       From INVESCO
                                        Company        Retirement(3)       Complex Paid To
                                        Expenses(2)                        Directors(6)

-------------------------------------------------------------------------------------------
Fred A. Deering,    $8,748              $386           $261                $103,700
Vice Chairman
of the Board
-------------------------------------------------------------------------------------------
Victor L. Andrews    8,714               369            287                 80,350
-------------------------------------------------------------------------------------------
Bob R. Baker         8,738               330            385                 84,000
-------------------------------------------------------------------------------------------
Lawrence H. Budner   8,708               369            287                 79,350
-------------------------------------------------------------------------------------------
Daniel D. Chabris(4) 6,437               377            236                 70,000
-------------------------------------------------------------------------------------------
Wendy Gramm          8,705               0              0                   79,000
-------------------------------------------------------------------------------------------
Kenneth T. King      8,697               394            236                 77,050
-------------------------------------------------------------------------------------------
John W. McIntyre     8,709               0              0                   98,500
-------------------------------------------------------------------------------------------
Larry Soll           8,699               0              0                   96,000
-------------------------------------------------------------------------------------------
Total               76,155               2,225          1,692               767,950
-------------------------------------------------------------------------------------------
% of Net Assets     0.0505%(5)           0.0015%(5)                         0.0035%(6)
-------------------------------------------------------------------------------------------

(1) The vice chairman of the board, the chairmen of the Funds' committees who are Independent Directors and the members of the Funds' committees who are Independent Directors, each receive compensation for serving in such capacities in addition to the compensation paid to all Independent Directors.

(2) Represents benefits accrued with respect to the Defined Benefit Deferred Compensation Plan discussed below, and not compensation deferred at the election of the directors.

(3) These amounts represent the Company's share of the estimated annual benefits payable by the INVESCO Funds upon the directors' retirement, calculated using the current method of allocating director compensation among the INVESCO Funds. These estimated benefits assume retirement at age 72 and further assume that the basic retainer payable to the directors will be adjusted periodically for inflation, for increases in the number of funds in the INVESCO Funds, and for other reasons during the period in which retirement benefits are accrued on behalf of the respective directors. This results in lower estimated benefits for directors who are closer to retirement and higher estimated benefits for directors who are further from retirement. With the exception of Drs. Soll and Gramm, each of these directors has served as a director/trustee of one or more of the funds in the INVESCO Funds for the minimum five-year period required to be eligible to participate in the Defined Benefit Deferred Compensation Plan. Although Mr. McIntyre became eligible to participate in the Defined Benefit Deferred Compensation Plan as of November 1, 1998, he will not be included in the calculation of retirement benefits until November 1, 1999.

(4) Mr. Chabris retired as a director of the Company on September 30, 1998.

(5) Totals as a percentage of the Company's net assets as of December 31, 1998.

(6) Total as a percentage of the net assets of the INVESCO Complex as of December 31, 1998.

Messrs. Brady and Williamson, as "interested persons" of the Company, and the INVESCO Funds, receive compensation as officers or employees of INVESCO or its affiliated companies, and do not receive any director's fees or other compensation from the Company or the other funds in the INVESCO Funds for their service as directors.

The boards of directors/trustees of the mutual funds in the INVESCO Funds have adopted a Defined Benefit Deferred Compensation Plan (the "Plan") for the Independent Directors and Trustees of the funds. Under this Plan, each director or trustee who is not an interested person of the funds (as defined in Section 2(a)(19) of the 1940 Act) and who has served for at least five years (a "Qualified Director") is entitled to receive, upon termination of service as a director (normally, at the retirement age of 72 or the retirement age of 73 or 74, if the retirement date is extended by the boards for one or two years, but less than three years), continuation of payment for one year (the "First Year Retirement Benefit") of the annual basic retainer and annualized board meeting fees payable by the funds to the Qualified Director at the time of his/her retirement (the "Basic Benefit"). Commencing with any such director's second year of retirement, and commencing with the first year of retirement of any director whose retirement has been extended by the board for three years, a Qualified Director shall receive quarterly payments at an annual rate equal to 50% of the Basic Benefit. These payments will continue for the remainder of the Qualified Director's life or ten years, whichever is longer (the "Reduced Benefit Payments"). If a Qualified Director dies or becomes disabled after age 72 and before age 74 while still a director of the funds, the First Year Retirement Benefit and Reduced Benefit Payments will be made to him/her or to his/her beneficiary or estate. If a Qualified Director becomes disabled or dies either prior to age 72 or during his/her 74th year while still a director of the funds, the director will not be entitled to receive the First Year Retirement Benefit; however, the Reduced Benefit Payments will be made to his/her beneficiary or estate. The Plan is administered by a committee of three directors who are also participants in the Plan and one director who is not a Plan participant. The cost of the Plan will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by the committee. The Company began making payments under the Plan to Mr. Chabris as of October 1, 1998. The Company has no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers.

The Independent Directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of certain of the INVESCO Funds. Certain of the deferred amounts have been invested in the shares of all of the INVESCO Funds. Each Independent Director is, therefore, an indirect owner of shares of all of the INVESCO Funds, in addition to any Fund shares the Independent Director may own either directly or beneficially.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDER

As of March 31, 1999, the following persons owned more than 5% of the outstanding shares of the Funds indicated below. This level of share ownership is considered to be a "principal shareholder" relationship with a Fund under the 1940 Act. Shares that are owned "of record" are held in the name of the person indicated. Shares that are owned "beneficially" are held in another name, but the owner has the full economic benefit of ownership of those shares:

Blue Chip Growth Fund
----------------------------------------------------------------------------
       Name and Address         Basis of Ownership     Percentage Owned
                                (Record/Beneficial)
============================================================================

INVESCO Funds Group, Inc.       Record                 99.76%
Attn. Sheila Wendland
P.O. Box 173706
Denver, CO 80217-3706

----------------------------------------------------------------------------

Dynamics Fund
----------------------------------------------------------------------------
       Name and Address         Basis of Ownership     Percentage Owned
                                (Record/Beneficial)
============================================================================

INVESCO Funds Group, Inc.       Record                 99.70%
Attn. Sheila Wendland
P.O. Box 173706
Denver, CO 80217-3706

----------------------------------------------------------------------------

Equity Income Fund
----------------------------------------------------------------------------
       Name and Address         Basis of Ownership     Percentage Owned
                                (Record/Beneficial)
============================================================================

Great-West Life & Annuity       Record                 41.90%
Unit Valuations 2T2
8515 E. Orchard Road
Englewood, CO 80111-5002
----------------------------------------------------------------------------
Security Life                   Record                 17.01%
Separate Account L1
Attn. Chris Smythe
Unit Valuations 2T2
8515 E. Orchard Road
Englewood, CO 80111-5002
----------------------------------------------------------------------------
Security Life                   Record                 13.93%
Separate Account A1
Attn. Chris Smythe
Unit Valuations 2T2
8515 E. Orchard Road
Englewood, CO 80111-5002
----------------------------------------------------------------------------
Separate Account VA5 of         Record                 7.01%
Transamerica Occidental
Life Insurance Company
Attn. Variable Annuity Dept.
P.O. Box 33849
Charlotte, NC 28233-3849
----------------------------------------------------------------------------
Annuity Investors Life
Insurance Company              Record                 5.55%
250 East Fifth Street
Cincinnati, OH  45202-4119
----------------------------------------------------------------------------

Health Sciences Fund
----------------------------------------------------------------------------
       Name and Address         Basis of Ownership     Percentage Owned
                                (Record/Beneficial)
============================================================================

Fortis Benefits Insurance Co.   Record                 81.32%
Attn. Brian Perkins
P.O. Box 64284
St. Paul, MN 55164-0284
----------------------------------------------------------------------------
INVESCO Funds Group, Inc.       Record                 13.31%
Attn. Sheila Wendland
P.O. Box 173706
Denver, CO 80217-3706
----------------------------------------------------------------------------
First Fortis Life Insurance
Co. NY                          Record                 5.33%
Separate Account A
PO Box 64284
St. Paul, MN 55164-0284
----------------------------------------------------------------------------


High Yield Fund
----------------------------------------------------------------------------
       Name and Address         Basis of Ownership     Percentage Owned
                                (Record/Beneficial)
============================================================================

Great-West Life & Annuity       Record                 51.54%
Unit Valuations 2T2
8515 E. Orchard Road
Englewood, CO 80111-5002
----------------------------------------------------------------------------
Security Life                   Record                 19.29%
Separate Account L1
Attn. Chris Smythe
Unit Valuations 2T2
8515 E. Orchard Road
Englewood, Co 80111-5002
----------------------------------------------------------------------------
Security Life                   Record                 13.69%
Separate Account A1
Attn. Chris Smythe
Unit Valuations 2T2
8515 E. Orchard Road
Englewood, Co 80111-5002
----------------------------------------------------------------------------
Conseco Variable Insurance Co.  Record                 5.29%
Attn. Separate Accounts C1B
11825 North Pennsylvania Street
Carmel, IN  46032-4555
----------------------------------------------------------------------------

Realty Fund
----------------------------------------------------------------------------
       Name and Address         Basis of Ownership     Percentage Owned
                                (Record/Beneficial)
============================================================================

Safeco Mutual Funds             Record                 61.21%
Attn. Steve Ballagh
P.O. Box 34890
Seattle, WA 98124-1890
----------------------------------------------------------------------------
INVESCO Funds Group, Inc.       Record                 38.63%
Attn. Sheila Wendland
P.O. Box 173706
Denver, CO 80217-3706
----------------------------------------------------------------------------


Small Company Growth Fund
----------------------------------------------------------------------------
       Name and Address         Basis of Ownership     Percentage Owned
                                (Record/Beneficial)
============================================================================

Security Life                   Record                 82.31%
Separate Account L1
Attn. Chris Smythe
Unit Valuations 2T2
8515 E. Orchard Road
Englewood, CO 80111-5002
----------------------------------------------------------------------------
INVESCO Funds Group, Inc.       Record                 17.63%
Attn. Sheila Wendland
P.O. Box 173706
Denver, CO 80217-3706
----------------------------------------------------------------------------


Technology Fund
----------------------------------------------------------------------------
       Name and Address         Basis of Ownership     Percentage Owned
                                (Record/Beneficial)
============================================================================

Fortis Benefits Insurance Co.   Record                 83.75%
Attn. Brian Perkins
P.O. Box 64284
St. Paul, MN 55164-0284
----------------------------------------------------------------------------
INVESCO Funds Group, Inc.       Record                 13.59%
Attn. Sheila Wendland
P.O. Box 173706
Denver, CO 80217-3706
----------------------------------------------------------------------------


Total Return Fund
----------------------------------------------------------------------------
       Name and Address         Basis of Ownership     Percentage Owned
                                (Record/Beneficial)
============================================================================

Great-West Life & Annuity       Record                 47.33%
Unit Valuations 2T2
8515 E. Orchard Road
Englewood, CO 80111-5002
----------------------------------------------------------------------------
Security Life                   Record                 24.49%
Separate Account L1
Attn. Chris Smythe
Unit Valuations 2T2
8515 E. Orchard Road
Englewood, CO 80111-5002
----------------------------------------------------------------------------

----------------------------------------------------------------------------
       Name and Address         Basis of Ownership     Percentage Owned
                                (Record/Beneficial)
============================================================================

Security Life                   Record                 15.64%
Separate Account A1
Attn. Chris Smythe
Unit Valuations 2T2
8515 E. Orchard Road
Englewood, CO 80111-5002
----------------------------------------------------------------------------
Annuity Investors Life          Record                 6.34%
Insurance Company
250 East Fifth Street
Cincinnati, OH  45202-4119
----------------------------------------------------------------------------


Utilities Fund
----------------------------------------------------------------------------
       Name and Address         Basis of Ownership     Percentage Owned
                                (Record/Beneficial)
============================================================================

Security Life                   Record                 56.30%
Separate Account A1
Attn. Chris Smythe
Unit Valuations 2T2
8515 E. Orchard Road
Englewood, CO 80111-5002
----------------------------------------------------------------------------
Security Life                   Record                 33.70%
Separate Account L1
Attn. Chris Smythe
Unit Valuations 2T2
8515 E. Orchard Road
Englewood, CO 80111-5002
----------------------------------------------------------------------------
Southland Life Insurance Co.
Southland Separate Account A1   Record                 5.85%
Attn. Dir Mkt Support Services
5780 Powers Ferry Road
Atlanta, GA 30327-4349
----------------------------------------------------------------------------


As of March 31, 1999, officers and directors of the Company, as a group, beneficially owned less than 1% of any Fund's outstanding shares.

DISTRIBUTOR

INVESCO Distributors, Inc. ("IDI"), a wholly-owned subsidiary of INVESCO, is the distributor of the Funds. IDI receives no compensation and bears all expenses, including the cost of printing and distributing prospectuses, incident to marketing of the Funds' shares.

OTHER SERVICE PROVIDERS

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers   LLP,  950  Seventeenth  Street,   Suite  2500,  Denver,
Colorado, are the independent accountants of the Company. The independent accountants are responsible for auditing the financial statements of the Funds.

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, is the custodian of the cash and investment securities of the Company. The custodian is also responsible for, among other things, receipt and delivery of each Fund's investment securities in accordance with procedures and conditions specified in the custody agreement with the Company. The custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.

TRANSFER AGENT

INVESCO Funds Group, Inc., 7800 E. Union Avenue, Denver, Colorado is the Company's transfer agent, registrar, and dividend disbursing agent. Services provided by INVESCO include the issuance, cancellation and transfer of shares of the Funds, and the maintenance of records regarding the ownership of such shares.

LEGAL COUNSEL

The firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C., is legal counsel for the Company. The firm of Moye, Giles, O'Keefe, Vermeire & Gorrell, 1225 17th Street, Suite 2900, Denver, Colorado, acts as special counsel to the Company.

BROKERAGE ALLOCATION AND OTHER PRACTICES

As the investment adviser to the Funds, INVESCO places orders for the purchase and sale of securities with broker-dealers based upon an evaluation of the financial responsibility of the broker-dealers and the ability of the broker-dealers to effect transactions at the best available prices.

While INVESCO seeks reasonably competitive commission rates, the Funds do not necessarily pay the lowest commission or spread available. INVESCO is permitted to, and does, consider qualitative factors in addition to price in the selection of brokers. Among other things, INVESCO considers the quality of executions obtained on a Fund's portfolio transactions, viewed in terms of the size of transactions, prevailing market conditions in the security purchased or sold, and general economic and market conditions. INVESCO has found that a broker's consistent ability to execute transactions is at least as important as the price the broker charges for those services.

In seeking to ensure that the commissions charged a Fund are consistent with prevailing and reasonable commissions, INVESCO monitors brokerage industry practices and commissions charged by broker-dealers on transactions effected for other institutional investors like the Funds.

Consistent with the standard of seeking to obtain favorable execution on portfolio transactions, INVESCO may select brokers that provide research services to INVESCO and the Company, as well as other INVESCO mutual funds and other accounts managed by INVESCO. Research services include statistical and analytical reports relating to issuers, industries, securities and economic factors and trends, which may be of assistance or value to INVESCO in making informed investment decisions. Research services prepared and furnished by brokers through which a Fund effects securities transactions may be used by INVESCO in servicing all of its accounts and not all such services may be used by INVESCO in connection with a particular Fund. Conversely, a Fund receives benefits of research acquired through the brokerage transactions of other clients of INVESCO.


In order to obtain reliable trade execution and research services, INVESCO may utilize brokers that charge higher commissions than other brokers would charge for the same transaction. This practice is known as "paying up." However, even when paying up, INVESCO is obligated to obtain favorable execution of a Fund's transactions.

Portfolio transactions also may be effected through brokers and dealers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund's shares for their clients. When a number of brokers and dealers can provide comparable best price and execution on a particular transaction, INVESCO may consider the sale of a Fund's shares by a broker or dealer in selecting among qualified broker-dealers.

The aggregate dollar amount of brokerage commissions paid by each Fund for the fiscal years ended December 31, 1998, 1997 and 1996 were:

Name of Fund                    1998              1997              1996
------------                    ----              ----              ----

Blue Chip Growth Fund        $ 1,746             $ 267               N/A

Dynamics Fund                    574               335               N/A

Equity Income Fund           278,819           239,249           151,867

Health Sciences Fund           5,650               563               N/A

High Yield Fund              178,000           143,282         $ 114,443

Realty Fund                      179               N/A               N/A

Small Company Growth Fund      4,907               712               N/A

Technology Fund               14,920             5,012               N/A

Total Return Fund                484             6,797             7,686

Utilities Fund                 9,136            13,372             9,953

For the fiscal year ended December 31, 1998, brokers providing research services received $83,245 in commissions on portfolio transactions effected for the Funds. The aggregate dollar amount of such portfolio transactions was $51,987,166. Commissions totaling $78 were allocated to certain brokers in recognition of their sales of shares of the Funds on portfolio transactions of the Funds effected during the fiscal year ended December 31, 1998.

At December 31, 1998, each Fund held debt and/or equity securities of its regular brokers or dealers, or their parents, as follows:

---------------------------------------------------------------------
     Fund              Broker or Dealer          Value of Securities
                                                 at  December 31, 1998
======================================================================
Blue Chip Growth       State Street Capital      $3,000
                       Markets
---------------------------------------------------------------------
Dynamics               State Street Capital      $3,000
                       Markets
---------------------------------------------------------------------
Equity Income          State Street Capital      $3,159,000
                       markets
                       Chase Securities          $653,000
---------------------------------------------------------------------
Health Sciences        State Street Capital      $337,000
                       Markets
---------------------------------------------------------------------
High Yield             State Street Capital      $1,883,000
                       Markets
---------------------------------------------------------------------
Realty                 N/A                        N/A
---------------------------------------------------------------------
Small Company Growth   State Street Capital       $216,000
                       Markets
---------------------------------------------------------------------

---------------------------------------------------------------------
   Fund                Broker or Dealer           Value of Securities
                                                  at  December 31, 1998
======================================================================
Technology             State Street Capital       $206,000
                       Markets
---------------------------------------------------------------------
Total Return           State Street Capital       $3,474,000
                       Markets
                       Morgan Stanley & Co.,      $223,000
                       Inc.
                       NationsBanc/Montgomery     $105,000
                       Securities
---------------------------------------------------------------------
Utilities              State Street Capital       $857,000
                       Markets
---------------------------------------------------------------------

Neither INVESCO nor any affiliate of INVESCO receives any brokerage commissions on portfolio transactions effected on behalf of the Funds, and there is no affiliation between INVESCO or any person affiliated with INVESCO or the Funds and any broker or dealer that executes transactions for the Funds.

CAPITAL STOCK

The Company is authorized to issue up to one billion shares of common stock with a par value of $0.01 per share. As of March 31, 1999, the following shares of each Fund were outstanding:


            Blue Chip Growth Fund                25,600
            Dynamics Fund                        25,363
            Equity Income Fund                   3,473,477
            Health Sciences Fund                 188,263
            High Yield Fund                      3,978,373
            Realty Fund                          66,219
            Small Company Growth Fund            141,268
            Technology Fund                      156,773
            Total Return Fund                    2,204,489
            Utilities Fund                       412,595


All shares of each Fund are of one class with equal rights as to voting, dividends and liquidation. All shares issued and outstanding are, and all shares offered hereby, when issued, will be, fully paid and nonassessable. The board of directors has the authority to designate additional classes of common stock without seeking the approval of shareholders and may classify and reclassify any authorized but unissued shares.

Shares have no preemptive rights and are freely transferable on the books of each Fund.

All shares of the Company have equal voting rights based on one vote for each share owned. The Company is not generally required, and does not expect, to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of
Incorporation,   the  board  of  directors   will  call   special   meetings  of
shareholders.

Directors may be removed by action of the holders of a majority of the outstanding shares of the Company. The Funds will assist shareholders in communicating with other shareholders as required by the Investment Company Act of 1940.

Fund shares have noncumulative voting rights, which means that the holders of a majority of the shares of the Company voting for the election of directors of the Company can elect 100% of the directors if they choose to do so. If that occurs, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the board of directors. Directors may be removed by action of the holders of a majority of the outstanding shares of the Company.

TAX CONSEQUENCES OF OWNING SHARES OF THE FUND

Each Fund intends to continue to conduct its business and satisfy the applicable diversification of assets, distribution and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund qualified as a regulated investment company in the fiscal year ended December 31, 1998, and intends to continue to qualify during its current fiscal year. It is the policy of each Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and the Funds' qualification as regulated investment companies, it is anticipated that none of the Funds will pay federal income or excise taxes and that all of the Funds will be accorded conduit or "pass through" treatment for federal income tax purposes. Therefore, any taxes that a Fund would ordinarily owe are paid by its shareholders on a pro-rata basis. If a Fund does not distribute all of its net investment income or net capital gains, it will be subject to income tax on the amount that is not distributed. If a Fund does not qualify as a regulated investment company, it will be subject to corporate tax on its net investment income and net capital gains at the corporate tax rates.

If it invests in foreign securities, a Fund may be subject to the withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund unless the Fund meets the qualifications and makes the election to enable it to pass these taxes through to shareholders for use by them as a foreign tax credit or deduction. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

A Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average value of at least 50% of its assets produce, or are held for the production of, passive income. Each Fund intends to "mark to market" its stock in any PFIC. In this context, "marking to market" means including in ordinary income for each taxable year the excess, if any, of the fair market value of the PFIC stock over the Fund's adjusted basis in the PFIC stock as of the end of the year. In certain circumstances, a Fund will also be allowed to deduct from ordinary income the excess, if any, of its adjusted basis in PFIC stock over the fair market value of the PFIC stock as of the end of the year. The deduction will only be allowed to the extent of any PFIC mark-to-market gains recognized as ordinary income in prior years (for tax years beginning after December 31, 1997). A Fund's adjusted tax basis in each PFIC stock for which it makes this election will be adjusted to reflect the amount of income included or deduction taken under the election.

Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currencies that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of each security and the date of disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest, dividends or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders.

You should consult your contract prospectus and your own tax adviser regarding specific questions about federal, state and local tax issues relating to your contract.

PERFORMANCE

THE FUNDS' TOTAL RETURNS DO NOT REFLECT FEES AND EXPENSES APPLICABLE TO YOUR VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. If those fees and expenses were reflected, the returns would be lower. Consult your contract prospectus for the amounts of those contract fees and charges. To keep shareholders and potential investors informed, INVESCO will occasionally advertise the Funds' total return for one-, five-, and ten-year periods (or since inception). Total return figures show the rate of return on a $10,000 investment in a Fund, assuming reinvestment of all dividends and capital gain distributions for the periods cited.

Cumulative total return shows the actual rate of return on an investment for the period cited; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in a Fund's investment results, because they do not show the interim variations in performance over the periods cited. More information about the Funds' recent and historical performance is contained in the Company's Annual Report to Shareholders. You can get a free copy by calling or writing to INVESCO using the phone number or address on the back cover of the Funds' Prospectus.

When we quote mutual fund rankings published by Lipper, Inc., we may compare a Fund to others in its appropriate Lipper category, as well as the broad-based Lipper general fund groupings. These rankings allow you to compare a Fund to its peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials.

Performance figures are based on historical earnings and are not intended to suggest future performance.

Average annual total return performance for the one-, five-, and since inception periods ended December 31, 1998, was:

Name of Fund                        1 Year            5 Year       Since Inception*
Blue Chip Growth Fund                38.99%             N/A        33.98%*
Dynamics Fund                        19.35%             N/A        16.81%*
Equity Income Fund                   15.30%             N/A        21.63%*
Health Sciences Fund                 42.85%             N/A        32.62%*
High Yield Fund                       1.42%             N/A        11.82%*
Realty Fund                         (15.88%)            N/A       (20.51%)*
Small Company Growth Fund            16.38%             N/A        11.11%*
Technology Fund                      25.69%             N/A        25.46%*
Total Return Fund                     9.56%             N/A        14.87%*
Utilities Fund                       25.48%             N/A        17.50%*

*Inception dates were as follows:
Blue Chip Growth                    August 25, 1997
Dynamics                            August 25, 1997
Equity Income                       August 10, 1994
Health Sciences                     May 22, 1997
High Yield                          May 27, 1994
Realty                              April 1, 1998
Small Company Growth                August 25, 1997
Technology                          May 21, 1997
Total Return                        June 2, 1994
Utilities                           January 3, 1995

Average annual total return performance for each of the periods indicated was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1 + T)(n) = ERV

where:      P = a hypothetical initial payment of $10,000
            T = average annual total return
            n = number of years
            ERV = ending redeemable value of initial payment

The average annual total return performance figures shown above were determined by solving the above formula for "T" for each time period indicated.

In conjunction with performance reports, comparative data between a Fund's performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.

In conjunction with performance reports and/or analyses of shareholder services for a Fund, comparative data between that Fund's performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, Standard & Poor's, Lipper, Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Fund. These sources utilize information compiled (i) internally; (ii) by Lipper Analytical Services, Inc.; or (iii) by other recognized analytical services. The Lipper Analytical Services, Inc. mutual fund rankings and comparisons which may be used by the Fund in performance reports will be drawn from the following mutual fund groupings, in addition to the broad-based Lipper general fund groupings:

                                          Lipper Mutual
            Fund                          Fund Category
            ----                          -------------
            Blue Chip Growth              Growth
            Dynamics                      Capital Appreciation
            Equity Income                 Equity Income
            Health Sciences               Health Biotechnology
            High Yield                    High Current Yield
            Realty                        Real Estate
            Small Company Growth          Small Company Growth
            Technology                    Science and Technology
            Total Return                  Flexible Portfolio
            Utilities                     Utility


Sources for Fund performance information and articles about the Funds include, but are not limited to, the following:

American Association of Individual Investors' Journal
Banxquote
Barron's
Business Week
CDA Investment Technologies
CNBC
CNN
Consumer Digest
Financial Times
Financial World
Forbes
Fortune
Ibbotson Associates, Inc.
Institutional Investor
Investment Company Data, Inc.
Investor's Business Daily
Kiplinger's Personal Finance
Lipper Analytical Services, Inc.'s Mutual Fund
    Performance Analysis
Money
Morningstar
Mutual Fund Forecaster
No-Load Analyst
No-Load Fund X
Personal Investor
Smart Money
The New York Times
The No-Load Fund Investor
U.S. News and World Report
United Mutual Fund Selector
USA Today
The Wall Street Journal
Wiesenberger Investment Companies Services
Working Woman
Worth

Financial Statements

The financial statements for the Company for the fiscal year ended December 31, 1998, are incorporated herein by reference from the Company's Annual Report to Shareholders dated December 31, 1998.

APPENDIX A

DESCRIPTION OF FUTURES, OPTIONS AND FORWARD CONTRACTS

OPTIONS ON SECURITIES

An option on a security provides the purchaser, or "holder," with the right, but not the obligation, to purchase, in the case of a "call" option, or sell, in the case of a "put" option, the security or securities underlying the option, for a fixed exercise price up to a stated expiration date. The holder pays a non-refundable purchase price for the option, known as the "premium." The maximum amount of risk the purchaser of the option assumes is equal to the premium plus related transaction costs, although the entire amount may be lost. The risk of the seller, or "writer," however, is potentially unlimited, unless the option is "covered," which is generally accomplished through the writer's ownership of the underlying security, in the case of a call option, or the writer's segregation of an amount of cash or securities equal to the exercise price, in the case of a put option. If the writer's obligation is not so covered, it is subject to the risk of the full change in value of the underlying security from the time the option is written until exercise.

Upon exercise of the option, the holder is required to pay the purchase price of the underlying security, in the case of a call option, or to deliver the security in return for the purchase price, in the case of a put option. Conversely, the writer is required to deliver the security, in the case of a call option, or to purchase the security, in the case of a put option. Options on securities which have been purchased or written may be closed out prior to exercise or expiration by entering into an offsetting transaction on the exchange on which the initial position was established, subject to the availability of a liquid secondary market.

Options on securities are traded on national securities exchanges, such as the Chicago Board of Options Exchange and the New York Stock Exchange, which are regulated by the Securities and Exchange Commission. The Options Clearing Corporation guarantees the performance of each party to an exchange-traded option, by in effect taking the opposite side of each such option. A holder or writer may engage in transactions in exchange-traded options on securities and options on indices of securities only through a registered broker/dealer which is a member of the exchange on which the option is traded.

An option position in an exchange-traded option may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option at any particular time. In such event it might not be possible to effect closing transactions in a particular option with the result that the Fund would have to exercise the option in order to realize any profit. This would result in the Fund incurring brokerage commissions upon the disposition of underlying securities acquired through the exercise of a call option or upon the purchase of underlying securities upon the exercise of a put option. If the Fund as covered call option writer is unable to effect a closing purchase transaction in a secondary market, unless the Fund is required to deliver the securities pursuant to the assignment of an exercise notice, it will not be able to sell the underlying security until the option expires.

Reasons for the potential absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities: (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or particular class or series of options) in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange which had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at a particular time, render certain of the facilities of any of the clearing corporations inadequate and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders. However, the Options Clearing Corporation, based on forecasts provided by the U.S. exchanges, believes that its facilities are adequate to handle the volume of reasonably anticipated options transactions, and such exchanges have advised such clearing corporation that they believe their facilities will also be adequate to handle reasonably anticipated volume.

In addition, options on securities may be traded over-the-counter through financial institutions dealing in such options as well as the underlying instruments. OTC options are purchased from or sold (written) to dealers or financial institutions which have entered into direct agreements with the Fund. With OTC options, such variables as expiration date, exercise price and premium will be agreed upon between the Fund and the transacting dealer, without the intermediation of a third party such as the OCC. If the transacting dealer fails to make or take delivery of the securities underlying an option it has written, in accordance with the terms of that option as written, the Fund would lose the premium paid for the option as well as any anticipated benefit of the transaction. The Fund will engage in OTC option transactions only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York.

FUTURES CONTRACTS

A Futures Contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument or foreign currency, or for the making and acceptance of a cash settlement, at a stated time in the future, for a fixed price. By its terms, a Futures Contract provides for a specified settlement date on which, in the case of the majority of interest rate and foreign currency futures contracts, the fixed income securities or currency underlying the contract are delivered by the seller and paid for by the purchaser, or on which, in the case of stock index futures contracts and certain interest rate and foreign currency futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures Contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. In addition, Futures Contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.

The purchase or sale of a Futures Contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalent, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin." Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the Futures Contract fluctuates, making positions in the Futures Contract more or less valuable, a process known as "marking to market."

A Futures Contract may be purchased or sold only on an exchange, known as a "contract market," designated by the Commodity Futures Trading Commission for the trading of such contract, and only through a registered futures commission merchant which is a member of such contract market. A commission must be paid on each completed purchase and sale transaction. The contract market clearing house guarantees the performance of each party to a Futures Contract, by in effect taking the opposite side of such Contract. At any time prior to the expiration of a Futures Contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. At that time, a final determination of variation margin is made and any loss experienced by the trader is required to be paid to the contract market clearing house while any profit due to the trader must be delivered to it.

Interest rate futures contracts currently are traded on a variety of fixed income securities, including long-term U.S. Treasury Bonds, Treasury Notes, Government National Mortgage Association modified pass-through mortgage-backed securities, U.S. Treasury Bills, bank certificates of deposit and commercial paper. In addition, interest rate futures contracts include contracts on indices of municipal securities. Foreign currency futures contracts currently are traded on the British pound, Canadian dollar, Japanese yen, Swiss franc, West German mark and on Eurodollar deposits.

OPTIONS ON FUTURES CONTRACTS

An Option on a Futures Contract provides the holder with the right to enter into a "long" position in the underlying Futures Contract, in the case of a call option, or a "short" position in the underlying Futures Contract, in the case of a put option, at a fixed exercise price to a stated expiration date. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position, in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of Futures Contracts, such as payment of variation margin deposits. In addition, the writer of an Option on a Futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

A position in an Option on a Futures Contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

An option, whether based on a Futures Contract, a stock index or a security, becomes worthless to the holder when it expires. Upon exercise of an option, the exchange or contract market clearing house assigns exercise notices on a random basis to those of its members which have written options of the same series and with the same expiration date. A brokerage firm receiving such notices then assigns them on a random basis to those of its customers which have written options of the same series and expiration date. A writer therefore has no control over whether an option will be exercised against it, nor over the time of such exercise.

APPENDIX B
BOND RATINGS

The following is a description of Moody's and S&P's bond ratings:

Moody's Corporate Bond Ratings

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

S&P Corporate Bond Ratings

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

                                 PART C. OTHER INFORMATION

ITEM 23.    EXHIBITS

            (a)  (1) Articles of Incorporation filed August 19, 1993.(2)

                 (2) Articles of Amendment of the Articles of Incorporation filed October 21, 1993.(2)

                 (3) Articles Supplementary to Articles of Incorporation filed October 22, 1993.(2)

                 (4) Articles   Supplementary  to  Articles  of  Incorporation
                 filed February 11, 1997.(2)

                 (5) Articles Supplementary to Articles of Incorporation dated January 5, 1998.(5)

            (b)  Bylaws as of July 21, 1993.(3)

            (c)  Not applicable.

            (d) (1) Investment Advisory Agreement between Company and INVESCO Funds, Group, Inc. dated February 28, 1997.(2)

                    (i) Amendment to Investment Advisory Agreement dated May 21, 1997.

                    (ii) Amendment to Investment Advisory Agreement dated August 22, 1997.

                    (iii) Amendment to Investment Advisory
                    Agreement dated February 6,  1998.

                 (2) Sub-Advisory Agreement between INVESCO Funds Group, Inc. and INVESCO Capital Management, Inc. dated
                 February 28, 1997.(2)

                    (i) Amendment dated January 1, 1998 to Sub-Advisory Agreement dated February 28, 1997.

                 (3) Sub-Advisory Agreement between INVESCO Funds Group, Inc. and INVESCO Realty Advisors, Inc. dated
                 February 28, 1997.

                    (i) Amendment dated January 1, 1998 to Sub-Advisory Agreement dated February 28, 1997.

            (e) (1) General Distribution Agreement between Company and INVESCO Funds Group, Inc. dated February 28, 1997.(2

                 (2) General Distribution Agreement between Company and INVESCO Funds Group, Inc. dated September 30, 1997.(3)

            (f)  (1) Defined   Benefit   Deferred   Compensation   Plan   for
                 Non-InterestedDirectors and Trustees. (2)

                 (2) Amended Defined Benefit Deferred Compensation Plan for Non-Interested Directors and Trustees.(6)

            (g) (1) Custody Agreement between Company and State Street Bank and Trust Company dated October 20, 1993.(3)

                 (2) Amendment to Custody Agreement dated October 25, 1995.(2)

                 (3) Data Access Services Addendum.(3)

                 (4) Additional Fund Letter dated November 13, 1997.(5)

            (h) (1) Transfer Agency Agreement between Company and INVESCO Funds Group, Inc. dated February 28, 1997.(2)

                 (2) Administrative Services Agreement between Company and INVESCO Funds Group, Inc. dated February 28, 1997.(2)

                     (i)  Amendment  to  Administrative   Services  Agreement
                     dated July 1, 1998.(6)

                 (3) Participation Agreement, dated March 22, 1994, among Registrant, INVESCO Funds Group, Inc., Transamerica Occidental Life Insurance Company and Charles Schwab & Co., Inc.(4)

                 (4) Participation Agreement, dated August 26, 1994, among Registrant, INVESCO Funds Group, Inc. and Security Life of Denver Insurance Company.(3)

                 (5) Participation   Agreement,   dated  September  19,  1994
                 among Registrant, INVESCO Funds Group, Inc. and First ING Life Insurance Company of New York.(4)

                 (6) Participation Agreement, dated December 1, 1994, among Registrant, INVESCO Funds Group, Inc., First Transamerica Life Insurance Company and Charles Schwab & Co., Inc.(4)

                 (7) Participation   Agreement,   dated  September  14,  1995,
                 among Registrant, INVESCO Funds Group, Inc. and Southland Life Insurance Company.(1)

                 (8) Participation Agreement, dated October 31, 1995, among Registrant, INVESCO Funds Group, Inc. and American Partners Life Insurance Company.(1)

                 (9) Participation Agreement, dated April 15, 1996, among Registrant, INVESCO Funds Group, Inc. and Allmerica Financial Life Insurance and Annuity Company.(2)

                 (10) Participation   Agreement,   dated  December  4,  1996,
                 among Registrant, INVESCO Funds Group, Inc. and American Centurion Life Assurance Company.(3)

                 (11) Participation  Agreement,  dated April 15,  1997,  among
                 Registrant,   INVESCO   Funds  Group,   Inc.  and   Prudential
                 Insurance Company of America.(3)

                 (12) Participation Agreement, dated May 30, 1997, among Registrant, INVESCO Funds Group, Inc. and Annuity Investors Life Insurance Company.(3)

                 (13) Participation   Agreement,   dated   August  17,  1998,
                 among Registrant, INVESCO Funds Group, Inc. and Metropolitan Life Insurance Company.(6)

                 (14) Participation   Agreement,   dated   October  1,  1998,
                 among Registrant, INVESCO Funds Group, Inc. and Business Mens' Assurance Company of America.(6)

                 (15) Service   Agreement  dated  September  28,  1998,  among
                 Registrant, INVESCO Funds Group, Inc. and Security life of Denver Insurance Company.(6)

                 (16) Participation   Agreement  dated  July  8,  1997,  among
                 Registrant, INVESCO Funds Group, Inc., First Great-West Life & Annuity Insurance Company and Charles Schwab & Co. Inc.(6)

                 (17) Participation   Agreement   dated   February  8,  1999,
                 among   Registrant,   INVESCO  Funds  Group,   Inc.,   INVESCO
                 Distributors, Inc. and Nationwide Life Insurance Company and/or Nationwide Life and Annuity Insurance Company.(6)

                 (18) Participation Agreement dated June 19, 1996, among Registrant, INVESCO Funds Group and Great American Reserve Insurance Company.(6)

            (i) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable.(3)

            (j)  Consent of Independent Accountants.

            (k)  Not applicable.

                 (l) Not applicable.

            (m)  Not Applicable.

            (n)  (1) Financial  Data Schedule for the year ended  December 31,
                  1998 for the Blue Chip Growth Fund.

                 (2) Financial  Data  Schedule for the year ended  December 31,
                  1998 for the Dynamics Fund.

                 (3) Financial  Data  Schedule for the year ended  December 31,
                  1998 for the Health Sciences Fund.

                 (4) Financial  Data  Schedule for the year ended  December 31,
                  1998 for the High Yield Fund.

                 (5) Financial  Data  Schedule for the year ended  December 31,
                  1998 for the Equity Income Fund.

                 (6) Financial  Data Schedule for the period ended December 31,
                  1998 for the Realty Fund.

                 (7) Financial  Data  Schedule for the year ended  December 31,
                  1998 for the Small Company Growth Fund.

                 (8) Financial  Data  Schedule for the year ended  December 31,
                  1998 for the Technology Fund.

                 (9) Financial  Data  Schedule for the year ended  December 31,
                  1998 for the Total Return Fund.

                 (10)  Financial  Data Schedule for the year ended December 31,
                  1998 for the Utilities Fund.

            (o)  Not Applicable

(1) Previously filed on EDGAR with Post-Effective Amendment No. 4 to the Registration Statement on April 11, 1996, and incorporated by reference herein.

(2) Previously filed on EDGAR with Post-Effective Amendment No. 6 to the Registration Statement on February 14, 1997, and incorporated by reference herein.

(3) Previously filed on EDGAR with Post-Effective Amendment No. 7 to the Registration Statement on November 12, 1997, and incorporated by reference herein.

(4) Previously filed on EDGAR with Post-Effective Amendment No. 8 to the Registration Statement on November 24, 1997, and incorporated by reference herein.

(5) Previously filed on EDGAR with Post-Effective Amendment No. 10 to the Registration Statement on February 27, 1998, and incorporated by reference herein.

(6) Previously filed on EDGAR with Post-Effective Amendment No. 13 to the Registration Statement on February 22, 1999, and incorporated by reference herein.


ITEM 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

No person is presently controlled by or under common control with the Fund.

ITEM 25.    INDEMNIFICATION

Indemnification provisions for officers, directors and employees of Registrant are set forth in Article X of the Amended Bylaws and Article Seventh (3) of the Articles of Restatement of the Articles of Incorporation, and are hereby incorporated by reference. See Item 24(b)(1) and (2) above. Under these Articles, directors and officers will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules thereunder. Under the Investment Company Act of 1940, Fund directors and officers cannot be protected against liability to the Fund or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. The Fund also maintains liability insurance policies covering its directors and officers.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

See "The Fund and Its Management" in the Fund's Prospectus and in the Statement of Additional Information for information regarding the business of the investment adviser, INVESCO.

Following are the names and principal occupations of each director and officer of the investment adviser, INVESCO. Certain of these persons hold positions with IDI, a subsidiary of INVESCO, and, during the past two fiscal years, have held positions with Institutional Trust Company d.b.a. INVESCO Trust Company, an affiliate of INVESCO.


--------------------------------------------------------------------------------

Name                         Position with    Principal Occupation and
                                Adviser          Company Affiliation
--------------------------------------------------------------------------------
Mark H. Williamson            Chairman,       President & Chief Executive
                              Director and    Officer
                              Officer         INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
William J. Galvin, Jr.        Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Ronald L. Grooms              Officer         Senior Vice President & Treasurer
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Richard W. Healey             Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Charles P. Mayer              Officer &       Senior Vice President
                              Director        INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Timothy J. Miller             Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Donovan J. (Jerry) Paul       Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Glen A. Payne                 Officer         Senior Vice President, Secretary
                                              & General Counsel
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
John R. Schroer, II           Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Marie E. Aro                  Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Ingeborg S. Cosby             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Stacie Cowell                 Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Dawn Daggy-Mangerson          Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Elroy E. Frye, Jr.            Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Linda J. Gieger               Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Mark D. Greenberg             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Brian B. Hayward              Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Richard R. Hinderlie          Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Thomas M. Hurley              Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Patricia F. Johnston          Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Peter M. Lovell               Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
James F. Lummanick            Officer         Vice President & Assistant
                                              General Counsel
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Thomas A. Mantone, Jr.        Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Trent E. May                  Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Frederick R. (Fritz) Meyer    Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Stephen A.  Moran             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
-------------------------------------------------------------------------------
Jeffrey G. Morris             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Laura M. Parsons              Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Jon B. Pauley                 Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Pamela J. Piro                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Gary L. Rulh                  Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
John S. Segner                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Terri B. Smith                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tane T. Tyler                 Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Thomas R. Wald                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Alan I. Watson                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Judy P. Wiese                 Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Ronald C. Lively              Officer         Senior Regional Vice President
                                              INVESCO Funds Group, Inc.
                                              17406 Brown Road
                                              Odessa, FL 33556
--------------------------------------------------------------------------------
Scott E. Stapley              Officer         Senior Regional Vice President
                                              INVESCO Funds Group, Inc.
                                              1615 Arch Bay Drive
                                              Newport Beach, CA 92660
--------------------------------------------------------------------------------
Thomas H. Scanlan             Officer         Regional Vice President
                                              INVESCO Funds Group, Inc.
                                              12028 Edgepark Court
                                              Potomac, MD 20854
--------------------------------------------------------------------------------
Reagan A. Shopp               Officer         Regional Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Michael D. Legoski            Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Donald R. Paddack             Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Kent T. Schmeckpeper          Officer         Assistant Vice President
                                              Account Relationship Manager
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Jeraldine E. Kraus            Officer         Assistant Secretary
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------

ITEM 27. a)
            PRINCIPAL UNDERWRITERS

            INVESCO Bond Funds, Inc.
            INVESCO Combination Stock & Bond Funds, Inc.
            INVESCO Diversified Funds, Inc.
            INVESCO Equity Income Fund, Inc.
            INVESCO Emerging Opportunity Funds, Inc.
            INVESCO Growth Funds, Inc.
            INVESCO International Funds, Inc.
            INVESCO Money Market Funds, Inc.
            INVESCO Sector Funds, Inc.
            INVESCO Specialty Funds, Inc.
            INVESCO Stock Funds, Inc.
            INVESCO Tax-Free Income Funds, Inc.
            INVESCO Value Trust
            INVESCO Variable Investment Funds, Inc.

         b)
                                                Positions and
Name and Principal      Offices with            Offices with
Business Address        Underwriter             the Company
------------------      ------------            -------------
William J. Galvin, Jr.  Senior Vice
7800 E. Union Avenue    President &
Denver, CO  80237       Asst. Secretary

Ronald L. Grooms        Senior Vice             Treasurer,
7800 E. Union Avenue    President,              Chief Fin'l
Denver, CO  80237       Treasurer, &            Officer, and
                        Director                Chief Acctg. Off.

Richard W. Healey       Senior Vice
7800 E. Union Avenue    President &
Denver, CO  80237       Director

Charles P. Mayer        Director
7800 E. Union Avenue
Denver, CO 80237

Timothy J. Miller       Director
7800 E. Union Avenue
Denver, CO 80237

Glen A. Payne           Senior Vice             Secretary
7800 E. Union Avenue    President,
Denver, CO 80237        Secretary &
                        General Counsel

Judy P. Wiese           Vice President          Asst. Secretary
7800 E. Union Avenue    & Assistant
Denver, CO  80237       Treasurer

Mark H. Williamson      Chairman of the Board,  President,
7800 E. Union Avenue    President, & Chief      CEO & Director
Denver, CO 80237        Executive Officer

         c)
            Not applicable.


ITEM 28.    LOCATION OF ACCOUNTS AND RECORDS
            --------------------------------
            Mark H. Williamson
            7800 E. Union Avenue
            Denver, CO  80237

ITEM 29.    MANAGEMENT SERVICES
            -------------------
            Not applicable.

ITEM 30.    UNDERTAKINGS
            ------------
            Not applicable.

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, County of Denver, and State of Colorado, on the 30th day of April, 1999.

                                         INVESCO Variable Investment Funds, Inc.

                                         /s/ Mark H. Williamson
Attest:                                  ------------------------------
/s/ Glen A. Payne                        Mark H. Williamson, President
--------------------------------
Glen A. Payne, Secretary

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Mark H. Williamson                    /s/ Lawrence H. Budner
--------------------------------          -----------------------------
Mark H. Williamson, President &           Lawrence H. Budner, Director
Director (Chief Executive Officer)

/s/ Ronald L. Grooms                      /s/ John W. McIntyre
--------------------------------          -----------------------------
Ronald L. Grooms, Treasurer               John W. McIntyre, Director
(Chief Financial and Accounting
Officer)

/s/ Victor L. Andrews                     /s/ Fred A. Deering
-------------------------------           -----------------------------
Victor L. Andrews, Director               Fred A. Deering, Director

/s/ Bob R. Baker                          /s/ Larry Soll
-------------------------------           -----------------------------
Bob R. Baker, Director                    Larry Soll, Director

/s/ Charles W. Brady                      /s/ Kenneth T. King
-------------------------------           -----------------------------
Charles W. Brady, Director                Kenneth T. King, Director

/s/ Wendy L. Gramm
-------------------------------
Wendy L. Gramm, Director
                                                   /s/ Glen A. Payne
By*_____________________________          By*  _________________________
Edward F. O'Keefe                               Glen A. Payne
Attorney in Fact                                Attorney in Fact

* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this post-effective amendment to the Registration Statement of the Registrant on behalf of the above-named directors and officers of the Registrant have been filed with the Securities and Exchange Commission on July 20, 1989, January 9, 1990, May 22, 1992, September 1, 1993, December 1,
1993, December 21, 1995, December 30, 1996, December 24, 1997 and May 4, 1998.

                                       Exhibit Index

                                          Page in
Exhibit Number                            Registration Statement
--------------                            ----------------------

     d(1)(i)                                 182
     d(1)(ii)                                183
     d(1)(iii)                               184
     d(2)(i)                                 185
     d(3)                                    186
     d(3)(i)                                 192
     j                                       193
     n(1)                                    194
     n(2)                                    195
     n(3)                                    196
     n(4)                                    197
     n(5)                                    198
     n(6)                                    199
     n(7)                                    200
     n(8)                                    201
     n(9)                                    202
     n(10)                                   203